     As filed with the Securities and Exchange Commission on April 11, 2001.
                                                             File No. 333-67373
                                                                      811-07273

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 6 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.       Exact name of trust:  Separate Account VL II

B.       Name of depositor: Hartford Life and Annuity Insurance Company

C.       Complete address of depositor's principal executive offices:

         P.O. Box 2999
         Hartford, CT  06104-2999

D.       Name and complete address of agent for service:

         Marianne O'Doherty
         Hartford Life and Annuity Insurance Company
         P.O. Box 2999
         Hartford, CT  06104-2999

         It is proposed that this filing will become effective:

         ___ immediately upon filing pursuant to paragraph (b) of Rule 485
         _X_ on May 1, 2001 pursuant to paragraph (b) of Rule 485
         ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ___ on _______, 2001 pursuant to paragraph (a)(1) of Rule 485
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant will register an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.       Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

STAG VARIABLE LIFE LAST SURVIVOR II
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 231-5453                                     [LOGO]

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This Prospectus describes information you should know before you purchase the Stag Variable Life Last Survivor II variable life insurance policy. Please read it carefully.

Stag Variable Life Last Survivor II is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:

x Last survivor, because we pay a death benefit after the death of the last surviving insured.

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy:



                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  American Funds Global Growth Fund Sub-Account               Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Fund             Class 2 of the Global Small Capitalization Fund of
  Sub-Account                                                 American Funds Insurance Series
  American Funds Growth Fund Sub-Account                      Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds Growth-Income Fund Sub-Account               Class 2 of the Growth-Income Fund of American
                                                              Funds Insurance Series
  Hartford Advisers Fund Sub-Account                          Class IA of Hartford Advisers HLS Fund, Inc.
  Hartford Bond Fund Sub-Account                              Class IA of Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account              Class IA of Hartford Capital Appreciation HLS
                                                              Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account               Class IA of Hartford Dividend and Growth HLS Fund,
                                                              Inc.
  Hartford Global Advisers Fund Sub-Account (formerly         Class IA of Hartford Global Advisers HLS Fund,
  Hartford International Advisers Fund Sub-Account)           Inc.
  Hartford Global Leaders Sub-Account                         Class IA of Hartford Global Leaders HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Global Technology Sub-Account                      Class IA of Hartford Global Technology HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Growth and Income Fund Sub-Account                 Class IA of Hartford Growth and Income HLS Fund of
                                                              Hartford Series Fund, Inc.
  Hartford Index Fund Sub-Account                             Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Opportunities Fund Sub-Account       Class IA of Hartford International Opportunities
                                                              HLS Fund, Inc.
  Hartford MidCap Fund Sub-Account                            Class IA of Hartford MidCap HLS Fund, Inc.
  Hartford Money Market Fund Sub-Account                      Class IA of Hartford Money Market HLS Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account               Class IA of Hartford Mortgage Securities HLS Fund,
                                                              Inc.
  Hartford Small Company Fund Sub-Account                     Class IA of Hartford Small Company HLS Fund, Inc.
  Hartford Stock Fund Sub-Account                             Class IA of Hartford Stock HLS Fund, Inc.
  Putnam VT Asia Pacific Growth Fund Sub-Account              Class IA of Putnam VT Asia Pacific Growth Fund of
                                                              Putnam Variable Trust


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Putnam VT Diversified Income Fund Sub-Account               Class IA of Putnam VT Diversified Income Fund of
                                                              Putnam Variable Trust
  Putnam VT The George Putnam Fund of Boston                  Class IA of Putnam VT The George Putnam Fund of
  Sub-Account                                                 Boston of Putnam Variable Trust
  Putnam VT Global Asset Allocation Fund Sub-Account          Class IA of Putnam VT Global Asset Allocation Fund
                                                              of Putnam Variable Trust
  Putnam VT Global Growth Fund Sub-Account                    Class IA of Putnam VT Global Growth Fund of Putnam
                                                              Variable Trust
  Putnam VT Growth and Income Fund Sub-Account                Class IA of Putnam VT Growth and Income Fund of
                                                              Putnam Variable Trust
  Putnam VT Health Sciences Fund Sub-Account                  Class IA of Putnam VT Health Sciences Fund of
                                                              Putnam Variable Trust
  Putnam VT High Yield Fund Sub-Account                       Class IA of Putnam VT High Yield Fund of Putnam
                                                              Variable Trust
  Putnam VT Income Fund Sub-Account                           Class IA of Putnam VT Income Fund of Putnam
                                                              Variable Trust
  Putnam VT International Growth Fund Sub-Account             Class IA of Putnam VT International Growth Fund of
                                                              Putnam Variable Trust
  Putnam VT International Growth and Income Fund Sub-Account  Class IA of Putnam VT International Growth and
                                                              Income Fund of Putnam Variable Trust
  Putnam VT International New Opportunities Fund Sub-Account  Class IA of Putnam VT International New
                                                              Opportunities Fund of Putnam Variable Trust
  Putnam VT Investors Fund Sub-Account                        Class IA of Putnam VT Investors Fund of Putnam
                                                              Variable Trust
  Putnam VT Money Market Fund Sub-Account                     Class IA of Putnam VT Money Market Fund of Putnam
                                                              Variable Trust
  Putnam VT New Opportunities Fund Sub-Account                Class IA of Putnam VT New Opportunities Fund of
                                                              Putnam Variable Trust
  Putnam VT New Value Fund Sub-Account                        Class IA of Putnam VT New Value Fund of Putnam
                                                              Variable Trust
  Putnam VT OTC & Emerging Growth Fund Sub-Account            Class IA of Putnam VT OTC & Emerging Growth Fund
                                                              of Putnam Variable Trust
  Putnam VT Utilities Growth and Income Fund Sub-Account      Class IA of Putnam VT Utilities Growth and Income
                                                              Fund of Putnam Variable Trust
  Putnam VT Vista Fund Sub-Account                            Class IA of Putnam VT Vista Fund of Putnam
                                                              Variable Trust
  Putnam VT Voyager Fund Sub-Account                          Class IA of Putnam VT Voyager Fund of Putnam
                                                              Variable Trust
  Fidelity VIP II Asset Manager Portfolio Sub-Account         Initial Class of Fidelity VIP II Asset Manager
                                                              Portfolio
  Fidelity VIP Equity-Income Portfolio Sub-Account            Initial Class of Fidelity VIP Equity-Income
                                                              Portfolio
  Fidelity VIP Overseas Portfolio Sub-Account                 Initial Class of Fidelity VIP Overseas Portfolio


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2001

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     9
----------------------------------------------------------------------
  Separate Account VL II                                          9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
  The Fixed Account                                              12
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           12
----------------------------------------------------------------------
YOUR POLICY                                                      14
----------------------------------------------------------------------
PREMIUMS                                                         16
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 18
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              19
----------------------------------------------------------------------
LOANS                                                            19
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          20
----------------------------------------------------------------------
TAXES                                                            21
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                24
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        25
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              26
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

x  LEVEL OPTION: The death benefit equals the current Face Amount.

x RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy;

x RETURN OF PREMIUM OPTION: The death benefit is the current Face Amount plus the total of your premium payments, however, it will be no more than the current Face Amount plus $2.5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

DEATH BENEFIT GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Death Benefit Guarantee your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Death Benefit Guarantee feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

When you apply for the policy you choose what percentage of the total face amount that is covered by the Death Benefit Guarantee. The Death Benefit Guarantee period is the maximum number of policy years that the Death Benefit Guarantee is available on the policy. The Death Benefit Guarantee period is individualized based on the issue ages, sexes and risk classes of the insureds and is provided in the policy. In order to maintain the Death Benefit Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and indebtedness, must exceed the Cumulative Death Benefit Guarantee Premium. The Death Benefit Guarantee is not available in the states of Maryland or New Jersey.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium pays for three things. It pays for life insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per month. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Taxes."

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Sales Charge            When you pay premium.                6% of premium
Premium Tax Charge      When you pay premium.                A percent of premium which varies
                                                             by your state and municipality of
                                                             residence. The range of premium tax
                                                             charge is generally between 0% and
                                                             4%.
                                                             This rate will change if your state
                                                             or municipality changes its premium
                                                             tax charges. It may change if you
                                                             change your state or municipality
                                                             of residence.
Surrender Charges       When you surrender your policy.      Surrender charge varies by policy
                        When you make certain Face Amount    year and equals a percentage times
                        decreases.                           the sum of two components: the
                        When you take certain withdrawals.   sales surrender charge and the
                                                             underwriting surrender charge. The
                                                             sales surrender charge equals the
                                                             Death Benefit Guarantee Premium. In
                                                             Maryland and New Jersey, the sales
                                                             surrender charge is individualized
                                                             and based on the initial Face
                                                             Amount and the insureds' issue
                                                             ages, sexes, insurance classes and
                                                             standard ratings. The underwriting
                                                             surrender charge equals $1 per
                                                             $1000 of initial face amount, but
                                                             is at least $500 and no more than
                                                             $3000.
                                                             The percentage by policy years is
                                                             as follows:
                                                             Policy Year          Percentage
                                                                  1                   70%
                                                                  2                   70%
                                                                  3                   70%
                                                                  4                   60%
                                                                  5                   50%
                                                                  6                   40%
                                                                  7                   30%
                                                                  8                   20%
                                                                  9                   10%
                                                                  10 and after           0%
Face Amount             Each month for 12 months beginning   1/12 of $1 per month per thousand
Increase Fee            on the effective date of any         of Face Amount increase.
                        unscheduled increase in Face Amount  Monthly fees charged will not be
                        you request.                         less than 1/12 of $500 and will not
                                                             exceed 1/12 of $3,000.
Transfer Fees           When you make a transfer after the   $25 per transfer.
                        first transfer in any month.
Withdrawal Fee          When you take a withdrawal.          $10 per withdrawal.


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Sales Charge                             All
Premium Tax Charge                       All
Surrender Charges       Policies surrendered during the first
                        nine policy years.
                        Policies where the Face Amount is
                        reduced below the initial Face Amount
                        during the first nine policy years.
Face Amount             Policies where the owner has made an
Increase Fee            unscheduled increase.
Transfer Fees           Those policies with more than one
                        transfer per month.
Withdrawal Fee          Those policies where the owner has
                        made a withdrawal.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Cost of Insurance       Monthly.                             The charge is the maximum cost of
Charges                                                      insurance rate times the net amount
                                                             at risk. Maximum cost of insurance
                                                             rates are individualized, depending
                                                             on the insureds' issue ages, sexes,
                                                             insurance classes, substandard
                                                             ratings, and age of the policy.
Mortality and Expense   Monthly.                             Per the Sub-Account accumulated
Risk Charge                                                  value:
                                                             - 1/12 of 0.75% per month for
                                                             policy years 1-10.
                                                             - 1/12 of 0.60% per month after the
                                                               10th policy year.
                                                             Per $1000 of initial Face Amount
                                                             during the first 10 policy years:
                                                             - individualized based on issue
                                                             ages and Death Benefit Guarantee
                                                               Amount.
                                                             - in Maryland and New Jersey,
                                                               individualized based on issue
                                                               ages and initial Face Amount. In
                                                               Maryland, this charge is known as
                                                               an Administrative Charge.
Administrative Charge   Monthly.                             Years 1-5:
                                                             $30
                                                             Years 6+:
                                                             $10
                                                             In New Jersey, this charge is $30
                                                             per month for all years.
Rider Charges           Monthly.                             Individualized based on optional
                                                             rider selected.


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance                        All
Charges
Mortality and Expense                    All
Risk Charge
Administrative Charge                    All
Rider Charges           Only those policies with benefits
                        provided by rider.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the actual fees and expenses charged by the Funds for the year ended December 31, 2000. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



ANNUAL FUND OPERATING EXPENSES



                                                                           12B-1 FEES
                                                                          DISTRIBUTION
                                                                             AND/OR                         TOTAL FUND
                                                                           SERVICING                         OPERATING
                                                        MANAGEMENT FEES       FEES       OTHER EXPENSES      EXPENSES
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                            0.66%           0.25%           0.04%             0.95%
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund              0.80%           0.25%           0.06%             1.11%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                                   0.36%           0.25%           0.02%             0.63%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                            0.34%           0.25%           0.01%             0.60%
-------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                   0.63%            N/A            0.03%             0.66%
-------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                       0.49%            N/A            0.03%             0.52%
-------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                       0.63%            N/A            0.03%             0.66%
-------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                        0.65%            N/A            0.03%             0.68%
-------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund (formerly Hartford
  International Advisers HLS Fund)                           0.76%            N/A            0.09%             0.85%
-------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                             0.75%            N/A            0.06%             0.81%
-------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                          0.85%            N/A            0.07%             0.92%
-------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                          0.76%            N/A            0.03%             0.79%
-------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                      0.40%            N/A            0.03%             0.43%
-------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                0.68%            N/A            0.10%             0.78%
-------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                     0.69%            N/A            0.03%             0.72%
-------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                               0.45%            N/A            0.03%             0.48%
-------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                        0.45%            N/A            0.03%             0.48%
-------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                              0.71%            N/A            0.03%             0.74%
-------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                      0.46%            N/A            0.02%             0.48%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                           0.80%            N/A            0.27%             1.07%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                            0.68%            N/A            0.10%             0.78%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                   0.65%            N/A            0.11%             0.76%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                       0.65%            N/A            0.14%             0.79%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                 0.66%            N/A            0.10%             0.76%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                             0.46%            N/A            0.04%             0.50%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                               0.70%            N/A            0.09%             0.79%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                    0.66%            N/A            0.08%             0.74%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                        0.61%            N/A            0.06%             0.67%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                          0.76%            N/A            0.18%             0.94%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund               0.80%            N/A            0.17%             0.97%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund               1.00%            N/A            0.21%             1.21%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                     0.58%            N/A            0.07%             0.65%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                  0.42%            N/A            0.08%             0.50%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                             0.52%            N/A            0.05%             0.57%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                     0.70%            N/A            0.09%             0.79%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                         0.70%            N/A            0.11%             0.81%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                   0.65%            N/A            0.07%             0.72%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                         0.60%            N/A            0.07%             0.67%
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                       0.51%            N/A            0.05%             0.56%
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                      0.53%            N/A            0.08%             0.61%
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (1)                     0.48%            N/A            0.08%             0.56%
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (1)                          0.72%            N/A            0.17%             0.89%
-------------------------------------------------------------------------------------------------------------------------



(1) Actual Total Fund Operating Expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              4/1/00          A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's          8/1/00         AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                     12/1/00         AA+      Financial strength
--------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL II

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL II was established on September 30, 1994 under the laws of Connecticut.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."


The investment goals of each of the Funds are as follows:



AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.



AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.



AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.



HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.



HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.

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HARTFORD GLOBAL ADVISERS HLS FUND (formerly Hartford International Advisers HLS
Fund) -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities worldwide. Sub-advised by Wellington Management.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by high quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by an established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.



HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.



HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.



HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.



PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital by investing, under normal market conditions, 15% to 65% of the Fund's net assets in three sectors: U.S. government and other investment-grade, high yield (lower-rated bonds of U.S. corporations) and international (bonds of foreign governments and corporations). The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital.



PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income.



PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation.



PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk.



PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective.



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.



PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth.



PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.



* "STANDARD & POOR'S," "S&P-REGISTERED TRADEMARK-," "S&P
  500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE HARTFORD INDEX HLS FUND.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.



PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation.



PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income.



PUTNAM VT VISTA FUND -- Seeks capital appreciation.



PUTNAM VT VOYAGER FUND -- Seeks capital appreciation.



FIDELITY VIP II ASSET MANAGER PORTFOLIO -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.



In addition, the fund may invest in all varieties of fixed income securities including, lower-quality debt securities maturing in more than one year. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.



FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.



FMR normally invests at least 65% of the fund's total assets in income-producing securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower quality debt securities.



FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.



International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.



INVESTMENT ADVISORS -- American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Contract invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.



Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.



Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.



Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.



The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.



The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

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Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Funds.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

The Fixed Account is not available in New Jersey or Texas.

CHARGES AND DEDUCTIONS
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DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a sales load from each premium you pay. The maximum sales load under the policy is 6% of premium. The current sales load is 4% of premium.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- any charges for additional benefits provided by rider;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first 5 years of the policy, the charge is $30 per month. After 5 years, the charge is $10 per month. In New Jersey, this charge is $30 per month for all years.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.

During the first 10 years, the current and maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. Thereafter, the maximum is 1/12 of 0.60% per month. After the 10th policy year, the current accumulated value mortality and expense risk rate is 1/2 of 0.50% per month on the first $1,000,000 of accumulated value in the Sub-Accounts plus 1/12 of 0.25% per month on the accumulated value in the Sub-Accounts that exceeds $1,000,000. The maximum rate is 1/12 of 0.60% per month.

During the first 10 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on issue ages and death benefit guarantee, and is provided in the policy. In Maryland and New Jersey this charge is individualized based on issue ages and initial Face Amount and is provided in the policy. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy-Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on your issue ages, sexes, insurance classes, duration, Face Amount and Death Benefit Guarantee Amount. In Maryland and New Jersey the Death Benefit Guarantee amount is not taken into account in the determination of the Surrender Charge. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount." The amount of surrender charge varies by policy year and equals a percentage times the sum of two components: the sales surrender charge and the underwriting surrender charge. The sales surrender charge equals the Death Benefit Guarantee Premium. In Maryland and New Jersey the sales Surrender Charge is based on the initial Face Amount. The underwriting surrender charge equals $1 per $1000 of initial face amount, but is at least $500 and no more than $3000.

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The percentage by policy years is as follows:

POLICY YEAR       RATE
----------------------------
 1                70%
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 2                70%
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 3                70%
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 4                60%
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 5                50%
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 6                40%
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 7                30%
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 8                20%
----------------------------
 9                10%
----------------------------
 10 and after      0%
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CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY
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CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- ESTATE TAX REPEAL BENEFIT RIDER -- This rider will be available until December 31, 2001. The rider allows you to terminate the policy and receive an enhanced Cash Value if a federal tax law enacted on or before December 31, 2001 repeals the federal Estate Tax and a full repeal of the federal Estate Tax is effective on or before December 31, 2010. The amount you receive under this rider is reduced by any outstanding Indebtedness. The cost for this rider is $500.


- LAST SURVIVOR YEARLY RENEWABLE TERM INSURANCE RIDER -- We will pay the term life insurance benefit upon receipt of proof of death of the last surviving insured. You can add the Last Survivor Yearly Renewable Term Insurance Rider to your policy to increase its Face Amount. Your current charges for your policy with the Last Survivor Yearly Renewable Term Insurance Rider will be lower than the current charges that you would pay for a single policy with an equal Face Amount. However, the Last Survivor Yearly Renewable Term Insurance Rider is not covered by your policy's No-Lapse Guarantee.



- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce or certain changes in the federal tax laws. There is no charge for this rider.


- ESTATE PROTECTION RIDER -- We will pay a term insurance benefit on proof of the death of the last surviving insured.

- SINGLE LIFE YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- We will pay the term life insurance benefit upon proof of death of the insured.


Riders may not be available in all states.


SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

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FOURTH OPTION -- LIFE INCOME

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date:

- the death benefit will be reduced to the Account Value;

- the Account Value, if any, will continue to fluctuate with investment performance

- any loans will continue to accrue interest and become part of Indebtedness

- no future Monthly Deduction Amounts will be deducted

- no further premium payments will be accepted.

All additional benefits provided by rider will deem to have terminated at the scheduled maturity date.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

PREMIUMS
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APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e. with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

- Under Option C, the current Face Amount plus the lesser of: (a) the sum of the premiums paid; or (b) $2.5 million.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. You may change Option C or Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Any resulting decrease in the Face Amount may be subject to a partial surrender charge.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                    A          B
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 Face Amount                     $100,000   $100,000
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 Account Value                     46,500     34,000
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 Specified Percentage                250%       250%
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 Death Benefit Option               Level      Level
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In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender,or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Surrender Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                           INTEREST RATE
                          PORTION OF          CHARGED
 DURING POLICY YEARS     INDEBTEDNESS    EQUALS 3.5% PLUS:
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        1-10                 All                2%
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    11 and later          Preferred             0%
                        Non-Preferred           1%
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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LAPSE AND REINSTATEMENT

During the first policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

During the second policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness less 1/2 of the surrender charge for the second policy year is not sufficient to cover the Monthly Deduction Amount.

During the third policy year and thereafter, the policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts as of the day the policy grace period began. That notice will be mailed both to you on the first day the policy goes into default, at your last know address, and to any assignee of record.

GRACE PERIOD -- We will keep your policy in force for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

DEATH BENEFIT GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the Death Benefit Guarantee is available, as described below.

The Death Benefit Guarantee is available as long as:

- the policy is in the Death Benefit Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative Death Benefit Guarantee Premium.

The Death Benefit Guarantee Period is determined at issue, based on each insured's age, sex and risk classification. Some states may limit the maximum length of the Death Benefit Guarantee Period. In Massachusetts, the maximum length of the Death Benefit Guarantee Period is five (5) years. The Cumulative Death Benefit Guarantee Premium is the premium required to maintain the Death Benefit Guarantee.

If the Death Benefit Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Death Benefit Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- the Face Amount will be reduced to the Death Benefit Guarantee Amount; and

- any future scheduled increases in the Face Amount will be canceled.

The Death Benefit Guarantee Amount is the amount selected by you at the time you apply for the policy. It is the death benefit while the Death Benefit Guarantee is in effect.

As long as the policy remains in default and the Death Benefit Guarantee is available, the Death Benefit Guarantee will remain in effect on each subsequent Monthly Activity Dates. You may be required to make premium payments to keep the Death Benefit Guarantee available, as described above.

If during the Death Benefit Guarantee Period, the Face Amount is decreased below the current Death Benefit Guarantee Amount, the Death Benefit Guarantee Amount will become the new Face Amount. A new monthly Death Benefit Guarantee Premium will be calculated. We will send you a notice of the new Monthly Death Benefit Guarantee Premium, which will be used in calculating the Cumulative Death Benefit Guarantee Premium in subsequent months.

DEATH BENEFIT GUARANTEE GRACE PERIOD -- If, on each Monthly Activity Date during the Death Benefit Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the Cumulative Death Benefit Guarantee Premium on that date, a Death Benefit Guarantee Grace Period of 61 days will begin. We will mail to you and any assignee a notice. That notice will warn you that you are in danger of losing the Death Benefit Guarantee and will tell you the amount of premium you need to pay to continue the Death Benefit Guarantee.

The Death Benefit Guarantee will be removed from the policy if the required premium is not paid by the end of the Death Benefit Guarantee Grace Period. You will receive a written notification of the change and the Death Benefit Guarantee will never again be available or in effect on the policy. If the Death Benefit Guarantee was in effect, the policy will terminate at the end of the Death Benefit Guarantee Grace Period.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

- You submit to us satisfactory evidence of insurability;

- any policy Indebtedness is repaid or carried over to the reinstated policy;
  and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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  (2) keep your policy in force for three months after the date of reinstatement.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.

TAXES
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GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT


The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.


Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

Although Hartford believes that the Last Survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the Insureds. A policy split may have adverse tax consequences. It is not clear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the last surviving insured. If the Maturity Date of the policy is extended by rider, Hartford believes the policy will continue to be treated as a life insurance contract for Federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things,

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's contract value is generally not taxable to the owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If there is a total withdrawal from the policy, then the surrender value will be includible in the owner's income to the extent that the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or such other amounts deemed to be distributed) from the policy constitute income to the owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either:
(i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC, then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.

ESTATE AND GENERATION-SKIPPING TAXES

When the last surviving Insured dies, the Death Proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the policy owner was not the last surviving Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (for 2001) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.


If the policy owner (whether or not he or she is an Insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million as adjusted for inflation. Because these rules are complex, the policy owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.


LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS



IRS recently published Notice 2001-10 addressing the taxation of split dollar arrangements with life contracts. The Notice modified and revoked certain revenue rulings and was intended to provide interim guidance pending further action. In the Notice, among other things, the IRS indicated that generally employer payments in a split dollar arrangement must be treated either (1) as a loan from employer to employee, (2) as taxable compensation to the employee or
(3) as an employer investment in the contract. The Notice also indicates that similar principles should apply to split dollar arrangements in contexts other than employer/employee arrangements. The IRS has requested comments on the issues raised in the Notice and on any other issue of split dollar taxation for which further guidance is needed. Therefore, purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

adviser to determine the tax treatment resulting from such an arrangement.


FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the policy owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective policy owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NON-RESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account is a party.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

DEATH BENEFIT GUARANTEE AMOUNT: a benefit amount selected by you at the time you apply for the policy. This is the death benefit that will apply to your policy while the Death Benefit Guarantee is in effect.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life and Annuity Insurance Company, sometimes referred to as "Hartford."

YOU, YOUR: the owner of the policy.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT VL II

This Statement of Additional Information is not a prospectus. To obtain a prospectus, write us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2001
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2001

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                PAGE
                                                              --------
GENERAL INFORMATION AND HISTORY                                  3
----------------------------------------------------------------------
SERVICES                                                         5
----------------------------------------------------------------------
EXPERTS                                                          5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                     5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                             6
----------------------------------------------------------------------
ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
  SURRENDER VALUES                                               7
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.


The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:



EXECUTIVE OFFICERS AND DIRECTORS

--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)
Peter W. Cummins       Senior Vice President (1997-present), Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1997-Present), Vice President
                       (1989-1997), Hartford Life Insurance Company
Patrice Kelly-Ellis    Vice President (1999-present), Assistant Vice President
                       (1995-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1995-2000),
                       Hartford Life and Annuity Insurance Company
Timothy M. Fitch       Vice President & Actuary (1995-Present), Hartford Life
                       Insurance Company; Vice President & Actuary (1997-present),
                       Assistant Vice President & Actuary (1995-1997), Hartford
                       Life and Annuity Insurance Company
Mary Jane B. Fortin    Vice President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life Insurance Company; Vice President & Chief
                       Accounting Officer (1998-Present), Assistant Vice
                       President & Chief Accounting Officer (1998), Hartford Life
                       and Annuity Insurance Company, Vice President & Chief
                       Accounting Officer (1998-present), Servus Life Insurance
                       Company, Vice President & Chief Accounting Officer
                       (1998-present), Hart Life Insurance Company
David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company
Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company
Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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-----------------------------------------------------------------------------------
NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company
Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1998-present), Hartford
                       Life Insurance Company; Vice President (1995-1997),
                       Providian Insurance
Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company
David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company
Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred
Thomas M. Marra        Director (1994-present), President (2000-present), Executive
                       Vice President (1997-2000), Senior Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Director (1994-Present), President (2000-present), Executive
                       Vice President (1995-2000), Hartford Life Insurance Company;
                       Director (1998-present), President (2000-present), Servus
                       Life Insurance Company; Director (1995-present), President
                       (2000-present), Hart Life Insurance Company
Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services
Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company
Deanne Osgood          Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Milliman & Robertson (1996-1999)
Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company
Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company
Lowndes A. Smith       Director (1985-present), Chairman of the Board
                       (2000-present), Chief Executive Officer (1995-present),
                       President (1989-2000), Hartford Life and Annuity Insurance
                       Company; Director (1985-Present), Chairman of the Board
                       (2000-present), Chief Executive Officer (2000-present),
                       President (1989-Present), Chief Executive Officer
                       (1997-Present), Chief Operating Officer (1989-1997),
                       Hartford Life Insurance Company; Chairman of the Board and
                       Chief Executive Officer (2000-present), President & Chief
                       Executive Officer (1997-2000), President & Chief Operating
                       Officer (1995-1997), Chairman of the Board & Director
                       (1995-present), Hart Life Insurance Company; Director
                       (1998-present), Chief Executive Officer (2000-present),
                       President (1998-2000), Servus Life Insurance Company
Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-Present), Planco Financial Services, Inc.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)
David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company



Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, and 5% of any excess. In Policy Years 2 through 10, such sales commission will not exceed 5.5% of premiums paid. Thereafter, agent commissions will not exceed 2% of premiums paid. Sales commissions may be less for premiums attributable to Supplemental Face Amount. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's second Policy Anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training,

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:

NAME AND PRINCIPAL
BUSINESS ADDRESS            POSITIONS AND OFFICES
--------------------------------------------------------------------
 David A. Carlson           Vice President
--------------------------------------------------------------------
 Peter W. Cummins           Senior Vice President
--------------------------------------------------------------------
 David T. Foy               Treasurer
--------------------------------------------------------------------
 J. Richard Garrett         Vice President
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
--------------------------------------------------------------------
 Joseph F. Mahoney          Executive Vice President
--------------------------------------------------------------------
 Thomas M. Marra            President, Director
--------------------------------------------------------------------
 Christine Hayer Repasy     Senior Vice President, General Counsel
                             and Corporate Secretary, Director
--------------------------------------------------------------------
 Lowndes A. Smith           Chief Executive Officer
--------------------------------------------------------------------
 John C. Walters            Executive Vice President
--------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The maximum sales load under the policy is 6% of premium in order to cover expenses related to the sale and distribution of the Policy.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate the way in which a Policy operates. They show how the Death Benefit, Account Values and Cash Surrender Values could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: (a) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $500,000, and a premium of $10,000.00 paid in all years; (b) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $1,000,000, and a premium of $20,000.00 paid in all years.

The Death Benefit, Account Value and Cash Surrender Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.

The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits, Account Values and Cash Surrender Values would change if current Cost of Insurance charges change.


The amounts shown for the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.73% of the average daily net assets of the Funds for investment advisory and administrative service fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.73% average daily charge) of -0.73%, 5.27% and 11.27%, respectively.


In addition, the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account the front-end sales load, premium tax charge (assumed to be 1.75% in these illustrations), Cost of Insurance charge, monthly administrative fee, and mortality and expense risk charge.

The hypothetical returns shown in the tables are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0%, 6%, 12%, respectively, to cover any tax charges.

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.

Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, Face Amount or initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.27% NET)

                                                  CURRENT CHARGES                     GUARANTEED CHARGES
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  21,000         16,606       2,484    1,000,000      16,165       2,042    1,000,000
          2                  43,050         34,932      10,810    1,000,000      33,892      19,770    1,000,000
          3                  66,203         55,163      41,041    1,000,000      53,327      39,204    1,000,000
          4                  90,513         77,491      65,386    1,000,000      74,620      62,515    1,000,000
          5                 116,038        102,127      92,040    1,000,000      97,941      87,854    1,000,000
          6                 142,840        129,571     121,502    1,000,000     123,724     115,654    1,000,000
          7                 170,982        159,847     153,794    1,000,000     151,933     145,880    1,000,000
          8                 200,531        193,241     189,206    1,000,000     182,773     178,738    1,000,000
          9                 231,558        230,071     228,054    1,000,000     216,465     214,448    1,000,000
         10                 264,136        270,686     270,686    1,000,000     253,256     253,256    1,000,000
         11                 298,343        320,281     320,281    1,000,000     297,663     297,663    1,000,000
         12                 334,260        375,162     375,162    1,000,000     346,322     346,322    1,000,000
         13                 371,973        435,894     435,894    1,000,000     399,701     399,701    1,000,000
         14                 411,571        503,102     503,102    1,000,000     458,349     458,349    1,000,000
         15                 453,150        577,486     577,486    1,000,000     522,900     522,900    1,000,000
         16                 496,807        659,828     659,828    1,000,000     594,097     594,097    1,000,000
         17                 542,648        750,996     750,996    1,000,000     672,833     672,833    1,000,000
         18                 590,780        851,974     851,974    1,000,000     760,213     760,213    1,000,000
         19                 641,319        963,855     963,855    1,050,602     857,651     857,651    1,000,000
         20                 694,385      1,087,816   1,087,816    1,163,963     966,901     966,901    1,034,584

         25               1,002,269      1,943,532   1,943,532    2,040,708   1,710,421   1,710,421    1,795,942
         30               1,395,216      3,375,921   3,375,921    3,544,717   2,900,427   2,900,427    3,045,449
----------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.27% NET)

                                                  CURRENT CHARGES                     GUARANTEED CHARGES
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  21,000         15,610       1,487    1,000,000      15,192       1,069    1,000,000
          2                  43,050         31,906      17,783    1,000,000      30,944      16,822    1,000,000
          3                  66,203         48,924      34,802    1,000,000      47,261      33,139    1,000,000
          4                  90,513         66,691      54,586    1,000,000      64,143      52,038    1,000,000
          5                 116,038         85,232      75,145    1,000,000      81,588      71,500    1,000,000
          6                 142,840        104,832      96,762    1,000,000      99,830      91,760    1,000,000
          7                 170,982        125,276     119,223    1,000,000     118,615     112,563    1,000,000
          8                 200,531        146,591     142,556    1,000,000     137,909     133,874    1,000,000
          9                 231,558        168,808     166,790    1,000,000     157,664     155,646    1,000,000
         10                 264,136        191,949     191,949    1,000,000     177,821     177,821    1,000,000
         11                 298,343        220,514     220,514    1,000,000     202,297     202,297    1,000,000
         12                 334,260        250,395     250,395    1,000,000     227,289     227,289    1,000,000
         13                 371,973        281,648     281,648    1,000,000     252,756     252,756    1,000,000
         14                 411,571        314,324     314,324    1,000,000     278,657     278,657    1,000,000
         15                 453,150        348,487     348,487    1,000,000     304,924     304,924    1,000,000
         16                 496,807        384,196     384,196    1,000,000     331,460     331,460    1,000,000
         17                 542,648        421,511     421,511    1,000,000     358,130     358,130    1,000,000
         18                 590,780        460,496     460,496    1,000,000     384,754     384,754    1,000,000
         19                 641,319        501,221     501,221    1,000,000     411,130     411,130    1,000,000
         20                 694,385        543,756     543,756    1,000,000     437,065     437,065    1,000,000

         25               1,002,269        786,803     786,803    1,000,000     554,963     554,963    1,000,000
         30               1,395,216      1,094,212   1,094,212    1,148,923     634,575     634,575    1,000,000
----------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (- 0.73% NET)

                                                  CURRENT CHARGES                     GUARANTEED CHARGES
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  21,000         14,615         493    1,000,000      14,221          99    1,000,000
          2                  43,050         29,002      14,880    1,000,000      28,116      13,993    1,000,000
          3                  66,203         43,169      29,047    1,000,000      41,668      27,546    1,000,000
          4                  90,513         57,113      45,008    1,000,000      54,857      42,752    1,000,000
          5                 116,038         70,830      60,742    1,000,000      67,659      57,572    1,000,000
          6                 142,840         84,564      76,494    1,000,000      80,280      72,210    1,000,000
          7                 170,982         98,060      92,008    1,000,000      92,436      86,384    1,000,000
          8                 200,531        111,311     107,277    1,000,000     104,068     100,033    1,000,000
          9                 231,558        124,310     122,292    1,000,000     115,105     113,088    1,000,000
         10                 264,136        137,041     137,041    1,000,000     125,462     125,462    1,000,000
         11                 298,343        153,690     153,690    1,000,000     138,816     138,816    1,000,000
         12                 334,260        170,091     170,091    1,000,000     151,291     151,291    1,000,000
         13                 371,973        186,237     186,237    1,000,000     162,794     162,794    1,000,000
         14                 411,571        202,112     202,112    1,000,000     173,222     173,222    1,000,000
         15                 453,150        217,709     217,709    1,000,000     182,436     182,436    1,000,000
         16                 496,807        233,013     233,013    1,000,000     190,243     190,243    1,000,000
         17                 542,648        247,997     247,997    1,000,000     196,384     196,384    1,000,000
         18                 590,780        262,637     262,637    1,000,000     200,514     200,514    1,000,000
         19                 641,319        276,901     276,901    1,000,000     202,218     202,218    1,000,000
         20                 694,385        290,744     290,744    1,000,000     201,030     201,030    1,000,000

         25               1,002,269        351,200     351,200    1,000,000     131,292     131,292    1,000,000
         30               1,395,216        381,330     381,330    1,000,000           0           0            0
----------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.27% NET)

                                                  CURRENT CHARGES                     GUARANTEED CHARGES
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  10,500          8,060         572    1,000,000       7,840         351    1,000,000
          2                  21,525         16,948       9,459    1,000,000      16,371       8,882    1,000,000
          3                  33,101         26,754      19,265    1,000,000      25,642      18,154    1,000,000
          4                  45,256         37,567      31,148    1,000,000      35,701      29,282    1,000,000
          5                  58,019         49,484      44,135    1,000,000      46,598      41,249    1,000,000
          6                  71,420         62,878      58,599    1,000,000      58,631      54,352    1,000,000
          7                  85,491         77,631      74,422    1,000,000      71,615      68,406    1,000,000
          8                 100,266         93,874      91,735    1,000,000      85,579      83,439    1,000,000
          9                 115,779        111,750     110,680    1,000,000     100,542      99,472    1,000,000
         10                 132,068        131,412     131,412    1,000,000     116,516     116,516    1,000,000
         11                 149,171        155,617     155,617    1,000,000     135,637     135,637    1,000,000
         12                 167,130        182,369     182,369    1,000,000     156,057     156,057    1,000,000
         13                 185,986        211,935     211,935    1,000,000     177,833     177,833    1,000,000
         14                 205,786        244,600     244,600    1,000,000     201,022     201,022    1,000,000
         15                 226,575        280,690     280,690    1,000,000     225,669     225,669    1,000,000
         16                 248,404        320,560     320,560    1,000,000     251,789     251,789    1,000,000
         17                 271,324        364,601     364,601    1,000,000     279,366     279,366    1,000,000
         18                 295,390        413,252     413,252    1,000,000     308,341     308,341    1,000,000
         19                 320,660        467,000     467,000    1,000,000     338,645     338,645    1,000,000
         20                 347,193        526,390     526,390    1,000,000     370,242     370,242    1,000,000

         25                 501,135        933,115     933,115    1,000,000     551,655     551,655    1,000,000
         30                 697,608      1,614,487   1,614,487    1,695,211     817,783     817,783    1,000,000
----------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.27% NET)

                                                  CURRENT CHARGES                     GUARANTEED CHARGES
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  10,500          7,569          81    1,000,000       7,360           0    1,000,000
          2                  21,525         15,464       7,976    1,000,000      14,928       7,439    1,000,000
          3                  33,101         23,703      16,215    1,000,000      22,688      15,199    1,000,000
          4                  45,256         32,296      25,878    1,000,000      30,620      24,201    1,000,000
          5                  58,019         41,250      35,902    1,000,000      38,699      33,350    1,000,000
          6                  71,420         50,831      46,552    1,000,000      47,135      42,855    1,000,000
          7                  85,491         60,802      57,592    1,000,000      55,643      52,434    1,000,000
          8                 100,266         71,169      69,029    1,000,000      64,155      62,016    1,000,000
          9                 115,779         81,937      80,867    1,000,000      72,581      71,512    1,000,000
         10                 132,068         93,104      93,104    1,000,000      80,814      80,814    1,000,000
         11                 149,171        107,084     107,084    1,000,000      90,735      90,735    1,000,000
         12                 167,130        121,677     121,677    1,000,000     100,328     100,328    1,000,000
         13                 185,986        136,902     136,902    1,000,000     109,461     109,461    1,000,000
         14                 205,786        152,770     152,770    1,000,000     117,980     117,980    1,000,000
         15                 226,575        169,297     169,297    1,000,000     125,683     125,683    1,000,000
         16                 248,404        186,496     186,496    1,000,000     132,297     132,297    1,000,000
         17                 271,324        204,366     204,366    1,000,000     137,461     137,461    1,000,000
         18                 295,390        222,910     222,910    1,000,000     140,694     140,694    1,000,000
         19                 320,660        242,123     242,123    1,000,000     141,409     141,409    1,000,000
         20                 347,193        261,987     261,987    1,000,000     138,925     138,925    1,000,000

         25                 501,135        369,625     369,625    1,000,000      46,206      46,206    1,000,000
         30                 697,608        479,281     479,281    1,000,000           0           0            0
----------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (- 0.73% NET)

                                                  CURRENT CHARGES                     GUARANTEED CHARGES
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  10,500          7,079           0    1,000,000       6,882           0    1,000,000
          2                  21,525         14,041       6,553    1,000,000      13,544       6,056    1,000,000
          3                  33,101         20,891      13,403    1,000,000      19,966      12,477    1,000,000
          4                  45,256         27,625      21,206    1,000,000      26,121      19,702    1,000,000
          5                  58,019         34,236      28,887    1,000,000      31,981      26,633    1,000,000
          6                  71,420         40,967      36,688    1,000,000      37,746      33,467    1,000,000
          7                  85,491         47,561      44,351    1,000,000      43,125      39,916    1,000,000
          8                 100,266         54,006      51,867    1,000,000      48,047      45,908    1,000,000
          9                 115,779         60,293      59,223    1,000,000      52,249      51,359    1,000,000
         10                 132,068         66,402      66,402    1,000,000      56,171      56,171    1,000,000
         11                 149,171         74,592      74,592    1,000,000      61,060      61,060    1,000,000
         12                 167,130         82,630      82,630    1,000,000      65,075      65,075    1,000,000
         13                 185,986         90,506      90,506    1,000,000      68,093      68,093    1,000,000
         14                 205,786         98,200      98,200    1,000,000      69,979      69,979    1,000,000
         15                 226,575        105,700     105,700    1,000,000      70,549      70,549    1,000,000
         16                 248,404        112,983     112,983    1,000,000      69,551      69,551    1,000,000
         17                 271,324        120,015     120,015    1,000,000      66,652      66,652    1,000,000
         18                 295,390        126,763     126,763    1,000,000      61,403      61,403    1,000,000
         19                 320,660        133,178     133,178    1,000,000      53,259      53,259    1,000,000
         20                 347,193        139,200     139,200    1,000,000      41,598      41,598    1,000,000

         25                 501,135        159,926     159,926    1,000,000           0           0            0
         30                 697,608        141,905     141,905    1,000,000           0           0            0
----------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL II AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Utilities Growth and Income, Vista and Voyager sub-accounts) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                            BOND FUND   STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
      Shares 7,757,983
      Cost $8,183,770
      Market Value.......  $8,595,084       --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
      Shares 6,229,380
      Cost $40,323,603
      Market Value.......      --       $36,629,599
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 32,532,918
      Cost $32,532,918
      Market Value.......      --           --
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 8,816,942
      Cost $24,992,697
      Market Value.......      --           --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class IA
      Shares 4,440,974
      Cost $25,102,711
      Market Value.......      --           --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. -
     Class IA
      Shares 1,036,086
      Cost $1,118,770
      Market Value.......      --           --
    Hartford Index HLS
     Fund, Inc. -
     Class IA
      Shares 10,524,552
      Cost $38,632,347
      Market Value.......      --           --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class IA
      Shares 5,700,117
      Cost $8,411,036
      Market Value.......      --           --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. -
     Class IA
      Shares 6,326,288
      Cost $13,198,536
      Market Value.......      --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       9,959       115,726
  Receivable from fund
   shares sold...........      --           --
                           ----------   -----------
  Total Assets...........   8,605,043    36,745,325
                           ----------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --
  Payable for fund shares
   purchased.............      10,007       115,659
                           ----------   -----------
  Total Liabilities......      10,007       115,659
                           ----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........  $8,595,036   $36,629,666
                           ==========   ===========
  Units Owned by
   Participants..........   5,273,546    10,484,260
  Unit Values............  $ 1.629840   $  3.493777

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                              MONEY                         CAPITAL          MORTGAGE                       INTERNATIONAL
                           MARKET FUND  ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  -------------  -----------------  ---------------  -------------  ------------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
      Shares 7,757,983
      Cost $8,183,770
      Market Value.......      --            --              --                --               --              --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
      Shares 6,229,380
      Cost $40,323,603
      Market Value.......      --            --              --                --               --              --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 32,532,918
      Cost $32,532,918
      Market Value.......  $32,532,918       --              --                --               --              --
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 8,816,942
      Cost $24,992,697
      Market Value.......      --        $23,497,644         --                --               --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class IA
      Shares 4,440,974
      Cost $25,102,711
      Market Value.......      --            --           $26,317,184          --               --              --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. -
     Class IA
      Shares 1,036,086
      Cost $1,118,770
      Market Value.......      --            --              --             $1,179,321          --              --
    Hartford Index HLS
     Fund, Inc. -
     Class IA
      Shares 10,524,552
      Cost $38,632,347
      Market Value.......      --            --              --                --           $39,200,946         --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class IA
      Shares 5,700,117
      Cost $8,411,036
      Market Value.......      --            --              --                --               --            $7,772,805
    Hartford Dividend and
     Growth HLS
     Fund, Inc. -
     Class IA
      Shares 6,326,288
      Cost $13,198,536
      Market Value.......      --            --              --                --               --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............     152,207         26,184           24,184          --               158,403            3,891
  Receivable from fund
   shares sold...........      --            --              --                --               --              --
                           -----------   -----------      -----------       ----------      -----------       ----------
  Total Assets...........  32,685,125     23,523,828       26,341,368        1,179,321       39,359,349        7,776,696
                           -----------   -----------      -----------       ----------      -----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --              --                      3          --              --
  Payable for fund shares
   purchased.............     146,927         26,148           24,316          --               159,027            3,994
                           -----------   -----------      -----------       ----------      -----------       ----------
  Total Liabilities......     146,927         26,148           24,316                3          159,027            3,994
                           -----------   -----------      -----------       ----------      -----------       ----------
  Net Assets (variable
   life contract
   liabilities)..........  $32,538,198   $23,497,680      $26,317,052       $1,179,318      $39,200,322       $7,772,702
                           ===========   ===========      ===========       ==========      ===========       ==========
  Units Owned by
   Participants..........  22,419,835      8,820,394        6,855,506          731,472       12,085,291        3,945,674
  Unit Values............  $ 1.451313    $  2.664017      $  3.838820       $ 1.612252      $  3.243639       $ 1.969930

                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
      Shares 7,757,983
      Cost $8,183,770
      Market Value.......      --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
      Shares 6,229,380
      Cost $40,323,603
      Market Value.......      --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 32,532,918
      Cost $32,532,918
      Market Value.......      --
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 8,816,942
      Cost $24,992,697
      Market Value.......      --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class IA
      Shares 4,440,974
      Cost $25,102,711
      Market Value.......      --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. -
     Class IA
      Shares 1,036,086
      Cost $1,118,770
      Market Value.......      --
    Hartford Index HLS
     Fund, Inc. -
     Class IA
      Shares 10,524,552
      Cost $38,632,347
      Market Value.......      --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class IA
      Shares 5,700,117
      Cost $8,411,036
      Market Value.......      --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. -
     Class IA
      Shares 6,326,288
      Cost $13,198,536
      Market Value.......  $13,434,562
  Due from Hartford Life
   and Annuity Insurance
   Company...............       77,703
  Receivable from fund
   shares sold...........      --
                           -----------
  Total Assets...........   13,512,265
                           -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............       77,726
                           -----------
  Total Liabilities......       77,726
                           -----------
  Net Assets (variable
   life contract
   liabilities)..........  $13,434,539
                           ===========
  Units Owned by
   Participants..........    4,941,263
  Unit Values............  $  2.718847

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                           GROWTH AND   INTERNATIONAL
                           INCOME FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
      Shares 3,501,847
      Cost $4,775,210
      Market Value.......  $4,644,125       --
    Hartford
     International
     Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 470,263
      Cost $585,726
      Market Value.......      --         $ 540,270
    Hartford Small
     Company HLS
     Fund, Inc. -
     Class IA
      Shares 2,239,494
      Cost $4,300,363
      Market Value.......      --           --
    Hartford MidCap HLS
     Fund, Inc. -
     Class IA
      Shares 3,541,182
      Cost $7,759,511
      Market Value.......      --           --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 271,925
      Cost $6,564,293
      Market Value.......      --           --
    Fidelity VIP Overseas
     Portfolio
      Shares 189,377
      Cost $3,975,172
      Market Value.......      --           --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 178,248
      Cost $3,032,981
      Market Value.......      --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      10,376       --
  Receivable from fund
   shares sold...........      --           --
                           ----------     ---------
  Total Assets...........   4,654,501       540,270
                           ----------     ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                 3
  Payable for fund shares
   purchased.............      10,384       --
                           ----------     ---------
  Total Liabilities......      10,384             3
                           ----------     ---------
  Net Assets (variable
   life contract
   liabilities)..........  $4,644,117     $ 540,267
                           ==========     =========
  Units Owned by
   Participants..........   3,510,130       466,333
  Unit Values............  $ 1.323061     $1.158542

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                               FUND          FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
      Shares 3,501,847
      Cost $4,775,210
      Market Value.......       --            --            --            --             --
    Hartford
     International
     Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 470,263
      Cost $585,726
      Market Value.......       --            --            --            --             --
    Hartford Small
     Company HLS
     Fund, Inc. -
     Class IA
      Shares 2,239,494
      Cost $4,300,363
      Market Value.......   $ 3,778,230       --            --            --             --
    Hartford MidCap HLS
     Fund, Inc. -
     Class IA
      Shares 3,541,182
      Cost $7,759,511
      Market Value.......       --        $8,736,120        --            --             --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 271,925
      Cost $6,564,293
      Market Value.......       --            --        $ 6,939,527       --             --
    Fidelity VIP Overseas
     Portfolio
      Shares 189,377
      Cost $3,975,172
      Market Value.......       --            --            --         $3,785,645        --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 178,248
      Cost $3,032,981
      Market Value.......       --            --            --            --           $2,851,973
  Due from Hartford Life
   and Annuity Insurance
   Company...............         7,125       39,056         60,359        19,947          15,200
  Receivable from fund
   shares sold...........       --            --            --            --             --
                            -----------   -----------   -----------    ----------      ----------
  Total Assets...........     3,785,355    8,775,176      6,999,886     3,805,592       2,867,173
                            -----------   -----------   -----------    ----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --            --            --            --             --
  Payable for fund shares
   purchased.............         7,129       39,075         60,508        19,919          15,207
                            -----------   -----------   -----------    ----------      ----------
  Total Liabilities......         7,129       39,075         60,508        19,919          15,207
                            -----------   -----------   -----------    ----------      ----------
  Net Assets (variable
   life contract
   liabilities)..........   $ 3,778,226   $8,736,101    $ 6,939,378    $3,785,673      $2,851,966
                            ===========   ===========   ===========    ==========      ==========
  Units Owned by
   Participants..........     2,436,399    4,157,326      3,072,420     2,145,819       1,525,783
  Unit Values............   $  1.550742   $ 2.101375    $  2.258603    $ 1.764209      $ 1.869182

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 62,344
      Cost $767,414
      Market Value.......   $  579,804       --
    Putnam VT Diversified
     Income Fund
      Shares 90,679
      Cost $888,028
      Market Value.......      --        $  829,717
    Putnam VT The George
     Putnam Fund of
     Boston
      Shares 130,294
      Cost $1,366,238
      Market Value.......      --            --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 84,816
      Cost $1,502,087
      Market Value.......      --            --
    Putnam VT Global
     Growth Fund
      Shares 388,194
      Cost $8,338,934
      Market Value.......      --            --
    Putnam VT Growth and
     Income Fund
      Shares 755,984
      Cost $19,710,779
      Market Value.......      --            --
    Putnam VT Health
     Sciences Fund
      Shares 164,953
      Cost $1,996,047
      Market Value.......      --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --
  Receivable from fund
   shares sold...........      182,719       --
                            ----------   ----------
  Total Assets...........      762,523      829,717
                            ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      182,777       --
  Payable for fund shares
   purchased.............      --            --
                            ----------   ----------
  Total Liabilities......      182,777       --
                            ----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........   $  579,746   $  829,717
                            ==========   ==========
  Units Owned by
   Participants..........       46,873       63,757
  Unit Values............   $12.368534   $13.013744

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET    GLOBAL       GROWTH       HEALTH
                           FUND OF BOSTON   ALLOCATION     GROWTH     AND INCOME    SCIENCES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ------------  -----------  -----------  -----------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 62,344
      Cost $767,414
      Market Value.......       --             --            --           --           --
    Putnam VT Diversified
     Income Fund
      Shares 90,679
      Cost $888,028
      Market Value.......       --             --            --           --           --
    Putnam VT The George
     Putnam Fund of
     Boston
      Shares 130,294
      Cost $1,366,238
      Market Value.......    $1,428,019        --            --           --           --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 84,816
      Cost $1,502,087
      Market Value.......       --         $ 1,413,034       --           --           --
    Putnam VT Global
     Growth Fund
      Shares 388,194
      Cost $8,338,934
      Market Value.......       --             --        $7,026,320       --           --
    Putnam VT Growth and
     Income Fund
      Shares 755,984
      Cost $19,710,779
      Market Value.......       --             --            --       $19,542,180      --
    Putnam VT Health
     Sciences Fund
      Shares 164,953
      Cost $1,996,047
      Market Value.......       --             --            --           --       $2,409,963
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --             2,289       19,829       --
  Receivable from fund
   shares sold...........       --               1,263       --           --              350
                             ----------    -----------   -----------  -----------  ----------
  Total Assets...........     1,428,019      1,414,297    7,028,609   19,562,009    2,410,313
                             ----------    -----------   -----------  -----------  ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               1,268       --           --              746
  Payable for fund shares
   purchased.............       --             --             2,188       19,459       --
                             ----------    -----------   -----------  -----------  ----------
  Total Liabilities......       --               1,268        2,188       19,459          746
                             ----------    -----------   -----------  -----------  ----------
  Net Assets (variable
   life contract
   liabilities)..........    $1,428,019    $ 1,413,029   $7,026,421   $19,542,550  $2,409,567
                             ==========    ===========   ===========  ===========  ==========
  Units Owned by
   Participants..........       123,088         63,905      256,720      697,327      160,338
  Unit Values............    $11.601598    $ 22.111574   $27.369969   $28.024940   $15.028067

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000


                           HIGH YIELD     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
      Shares 365,187
      Cost $4,132,396
      Market Value.......  $3,279,383       --
    Putnam VT Income Fund
      Shares 231,159
      Cost $2,961,089
      Market Value.......      --       $2,914,919
    Putnam VT
     International Growth
     Fund
      Shares 361,371
      Cost $6,642,140
      Market Value.......      --           --
    Putnam VT
     International Growth
     and Income Fund
      Shares 235,660
      Cost $3,126,180
      Market Value.......      --           --
    Putnam VT
     International New
     Opportunities Fund
      Shares 212,740
      Cost $3,464,624
      Market Value.......      --           --
    Putnam VT Investors
     Fund
      Shares 390,954
      Cost $5,377,819
      Market Value.......      --           --
    Putnam VT Money
     Market Fund
      Shares 1,789,517
      Cost $1,789,517
      Market Value.......      --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            4,544
  Receivable from fund
   shares sold...........      --           --
                           ----------   ----------
  Total Assets...........   3,279,383    2,919,463
                           ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --
  Payable for fund shares
   purchased.............      --            4,539
                           ----------   ----------
  Total Liabilities......      --            4,539
                           ----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........  $3,279,383   $2,914,924
                           ==========   ==========
  Units Owned by
   Participants..........     217,107      187,399
  Unit Values............  $15.104931   $15.554626

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
      Shares 365,187
      Cost $4,132,396
      Market Value.......      --             --             --             --           --
    Putnam VT Income Fund
      Shares 231,159
      Cost $2,961,089
      Market Value.......      --             --             --             --           --
    Putnam VT
     International Growth
     Fund
      Shares 361,371
      Cost $6,642,140
      Market Value.......   $6,403,491        --             --             --           --
    Putnam VT
     International Growth
     and Income Fund
      Shares 235,660
      Cost $3,126,180
      Market Value.......      --          $3,129,563        --             --           --
    Putnam VT
     International New
     Opportunities Fund
      Shares 212,740
      Cost $3,464,624
      Market Value.......      --             --          $2,916,664        --           --
    Putnam VT Investors
     Fund
      Shares 390,954
      Cost $5,377,819
      Market Value.......      --             --             --         $4,832,193       --
    Putnam VT Money
     Market Fund
      Shares 1,789,517
      Cost $1,789,517
      Market Value.......      --             --             --             --       $1,789,517
  Due from Hartford Life
   and Annuity Insurance
   Company...............        8,054          6,398            120        17,810          356
  Receivable from fund
   shares sold...........      --             --             --             --           --
                            ----------     ----------     ----------    ----------   ----------
  Total Assets...........    6,411,545      3,135,961      2,916,784     4,850,003    1,789,873
                            ----------     ----------     ----------    ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --             --             --             --           --
  Payable for fund shares
   purchased.............        7,419          6,405            203        17,737       --
                            ----------     ----------     ----------    ----------   ----------
  Total Liabilities......        7,419          6,405            203        17,737       --
                            ----------     ----------     ----------    ----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........   $6,404,126     $3,129,556     $2,916,581    $4,832,266   $1,789,873
                            ==========     ==========     ==========    ==========   ==========
  Units Owned by
   Participants..........      451,282        253,717        239,818       407,216    1,242,346
  Unit Values............   $14.190947     $12.334829     $12.161659    $11.866595   $ 1.440721

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 299,068
      Cost $10,337,716
      Market Value.......   $ 8,939,151       --
    Putnam VT New Value
     Fund
      Shares 227,765
      Cost $2,779,943
      Market Value.......       --        $3,077,107
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 155,536
      Cost $2,831,139
      Market Value.......       --            --
    Putnam VT Utilities
     Growth and Income
     Fund
      Shares 170,726
      Cost $2,910,578
      Market Value.......       --            --
    Putnam VT Vista Fund
      Shares 125,611
      Cost $2,621,914
      Market Value.......       --            --
    Putnam VT Voyager
     Fund
      Shares 431,122
      Cost $22,909,690
      Market Value.......       --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        58,911       34,226
  Receivable from fund
   shares sold...........       --            --
                            -----------   ----------
  Total Assets...........     8,998,062    3,111,333
                            -----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --            --
  Payable for fund shares
   purchased.............        58,065       34,073
                            -----------   ----------
  Total Liabilities......        58,065       34,073
                            -----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........   $ 8,939,997   $3,077,260
                            ===========   ==========
  Units Owned by
   Participants..........       314,062      236,115
  Unit Values............   $ 28.465667   $13.032864

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                             UTILITIES
                                OTC &         GROWTH
                           EMERGING GROWTH  AND INCOME      VISTA       VOYAGER
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -----------  -----------  -----------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 299,068
      Cost $10,337,716
      Market Value.......       --              --           --           --
    Putnam VT New Value
     Fund
      Shares 227,765
      Cost $2,779,943
      Market Value.......       --              --           --           --
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 155,536
      Cost $2,831,139
      Market Value.......    $1,720,231         --           --           --
    Putnam VT Utilities
     Growth and Income
     Fund
      Shares 170,726
      Cost $2,910,578
      Market Value.......       --          $3,096,966       --           --
    Putnam VT Vista Fund
      Shares 125,611
      Cost $2,621,914
      Market Value.......       --              --       $2,468,249       --
    Putnam VT Voyager
     Fund
      Shares 431,122
      Cost $22,909,690
      Market Value.......       --              --           --       $21,047,385
  Due from Hartford Life
   and Annuity Insurance
   Company...............        23,806            758        4,858       190,946
  Receivable from fund
   shares sold...........       --              --           --           --
                             ----------     ----------   ----------   -----------
  Total Assets...........     1,744,037      3,097,724    2,473,107    21,238,331
                             ----------     ----------   ----------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --           --           --
  Payable for fund shares
   purchased.............        23,765            823        4,572       188,125
                             ----------     ----------   ----------   -----------
  Total Liabilities......        23,765            823        4,572       188,125
                             ----------     ----------   ----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........    $1,720,272     $3,096,901   $2,468,535   $21,050,206
                             ==========     ==========   ==========   ===========
  Units Owned by
   Participants..........       143,947        122,445      158,431       551,962
  Unit Values............    $11.950712     $25.292126   $15.581180   $ 38.137060

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                            BOND FUND    STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
INVESTMENT INCOME:
  Dividends..............   $ 38,669    $   247,942
                            --------    -----------
CAPITAL GAINS INCOME
 (LOSS)..................     --          3,164,325
                            --------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     30,943        (14,879)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    820,754     (5,724,830)
                            --------    -----------
    Net gain (loss) on
     investments.........    851,697     (5,739,709)
                            --------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $890,366    $(2,327,442)
                            ========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                              MONEY                         CAPITAL          MORTGAGE                        INTERNATIONAL
                           MARKET FUND  ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND    INDEX FUND    OPPORTUNITIES FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  -------------  -----------------  ---------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............  $1,786,670    $   181,517      $   167,285        $  6,896       $   317,645       $    91,765
                           ----------    -----------      -----------        --------       -----------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................        (739)     1,620,074        2,506,114         --                338,727           475,725
                           ----------    -----------      -----------        --------       -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --            (29,053)        (141,399)            234            (2,309)          142,546
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --         (1,951,180)      (1,080,441)         93,255        (4,323,920)       (1,397,679)
                           ----------    -----------      -----------        --------       -----------       -----------
    Net gain (loss) on
     investments.........      --         (1,980,233)      (1,221,840)         93,489        (4,326,229)       (1,255,133)
                           ----------    -----------      -----------        --------       -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,785,931    $  (178,642)     $ 1,451,559        $100,385       $(3,669,857)      $  (687,643)
                           ==========    ===========      ===========        ========       ===========       ===========

                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............   $  204,631
                            ----------
CAPITAL GAINS INCOME
 (LOSS)..................      840,593
                            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (26,180)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      140,622
                            ----------
    Net gain (loss) on
     investments.........      114,442
                            ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,159,666
                            ==========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           GROWTH AND   INTERNATIONAL
                           INCOME FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $  16,806     $ 28,856
                            ---------     --------
CAPITAL GAINS INCOME.....      59,288       22,479
                            ---------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      (2,220)       3,550
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (333,117)     (80,925)
                            ---------     --------
    Net (loss) gain on
     investments.........    (335,337)     (77,375)
                            ---------     --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....   $(259,243)    $(26,040)
                            =========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                               FUND          FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ --          $ --          $ 62,505      $  37,000       $  59,726
                             ---------     --------      --------      ---------       ---------
CAPITAL GAINS INCOME.....      317,699      225,007       235,484        233,002         140,711
                             ---------     --------      --------      ---------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      (60,001)     (16,799)       22,552          1,740          (9,238)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (859,259)     595,613       269,566       (672,291)       (281,100)
                             ---------     --------      --------      ---------       ---------
    Net (loss) gain on
     investments.........     (919,260)     578,814       292,118       (670,551)       (290,338)
                             ---------     --------      --------      ---------       ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $(601,561)    $803,821      $590,107      $(400,549)      $ (89,901)
                             =========     ========      ========      =========       =========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  27,228     $ 42,580
                            ---------     --------
  CAPITAL GAINS INCOME...      --           --
                            ---------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
    Net realized gain
     (loss) on security
     transactions........      13,653        1,199
    Net unrealized
     (depreciation)
     appreciation of
     investments during
     the period..........    (414,125)     (40,018)
                            ---------     --------
      Net (loss) gain on
      investments........    (400,472)     (38,819)
                            ---------     --------
      Net (decrease)
      increase in net
      assets resulting
      from operations....   $(373,244)    $  3,761
                            =========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET     GLOBAL       GROWTH       HEALTH
                           FUND OF BOSTON   ALLOCATION      GROWTH     AND INCOME    SCIENCES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ------------  ------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............     $--           $  12,034    $    52,321   $  219,766    $ --
                              -------       ---------    -----------   ----------    --------
  CAPITAL GAINS INCOME...      --              62,848      1,303,909    1,034,713      --
                              -------       ---------    -----------   ----------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
    Net realized gain
     (loss) on security
     transactions........         (16)            109       (208,700)     (15,277)     (4,776)
    Net unrealized
     (depreciation)
     appreciation of
     investments during
     the period..........      69,323        (134,994)    (4,012,763)     226,948     385,223
                              -------       ---------    -----------   ----------    --------
      Net (loss) gain on
      investments........      69,307        (134,885)    (4,221,463)     211,671     380,447
                              -------       ---------    -----------   ----------    --------
      Net (decrease)
      increase in net
      assets resulting
      from operations....     $69,307       $ (60,003)   $(2,865,233)  $1,466,150    $380,447
                              =======       =========    ===========   ==========    ========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000


                           HIGH YIELD     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............   $ 466,428    $183,713
                            ---------    --------
CAPITAL GAINS INCOME.....      --          --
                            ---------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........     (78,076)     (8,601)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (744,670)     41,960
                            ---------    --------
    Net (loss) gain on
     investments.........    (822,746)     33,359
                            ---------    --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....   $(356,318)   $217,072
                            =========    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............    $  40,512      $ 32,920       $     471     $  --        $127,826
                             ---------      --------       ---------     ---------    --------
CAPITAL GAINS INCOME.....      175,715        72,162          44,254        --          --
                             ---------      --------       ---------     ---------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........       14,975        83,652         151,261        (9,894)     --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (509,350)      (36,072)       (739,401)     (860,748)     --
                             ---------      --------       ---------     ---------    --------
    Net (loss) gain on
     investments.........     (494,375)       47,580        (588,140)     (870,642)     --
                             ---------      --------       ---------     ---------    --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $(278,148)     $152,662       $(543,415)    $(870,642)   $127,826
                             =========      ========       =========     =========    ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
INVESTMENT INCOME:
  Dividends..............   $   --         $ 13,729
                            -----------    --------
  CAPITAL GAINS INCOME...       585,307      48,619
                            -----------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
    Net realized (loss)
     gain on security
     transactions........      (121,004)    (26,711)
    Net unrealized
     (depreciation)
     appreciation of
     investments during
     the period..........    (3,497,271)    313,529
                            -----------    --------
      Net (loss) gain on
      investments........    (3,618,275)    286,818
                            -----------    --------
      Net (decrease)
      increase in net
      assets resulting
      from operations....   $(3,032,968)   $349,166
                            ===========    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                             UTILITIES
                                OTC &         GROWTH
                           EMERGING GROWTH  AND INCOME      VISTA       VOYAGER
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -----------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............    $  --           $ 44,777     $  --       $     4,464
                             -----------     --------     ---------   -----------
  CAPITAL GAINS INCOME...         12,177       79,045        15,030     1,894,262
                             -----------     --------     ---------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
    Net realized (loss)
     gain on security
     transactions........        (52,390)     (15,833)      (76,797)          914
    Net unrealized
     (depreciation)
     appreciation of
     investments during
     the period..........     (1,320,060)     179,284      (295,859)   (5,619,888)
                             -----------     --------     ---------   -----------
      Net (loss) gain on
      investments........     (1,372,450)     163,451      (372,656)   (5,618,974)
                             -----------     --------     ---------   -----------
      Net (decrease)
      increase in net
      assets resulting
      from operations....    $(1,360,273)    $287,273     $(357,626)  $(3,720,248)
                             ===========     ========     =========   ===========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                            BOND FUND   STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $   38,669   $   247,942
  Capital gains income
   (loss)................      --         3,164,325
  Net realized gain
   (loss) on security
   transactions..........      30,943       (14,879)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     820,754    (5,724,830)
                           ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     890,366    (2,327,442)
                           ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............   1,733,066     7,539,295
  Net transfers..........     829,225    15,099,071
  Surrenders for benefit
   payments and fees.....    (489,391)     (965,252)
  Net loan activity......     (33,146)      (53,854)
  Cost of insurance......    (443,370)   (2,406,139)
                           ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,596,384    19,213,121
                           ----------   -----------
  Net increase (decrease)
   in net assets.........   2,486,750    16,885,679
NET ASSETS:
  Beginning of period....   6,108,286    19,743,987
                           ----------   -----------
  End of period..........  $8,595,036   $36,629,666
                           ==========   ===========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999

                            BOND FUND   STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $  333,423   $   131,640
  Capital gains income...      13,422       523,019
  Net realized (loss)
   gain on security
   transactions..........     (10,936)       (1,322)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (395,236)    1,470,668
                           ----------   -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations during the
   period................     (59,327)    2,124,005
                           ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............   1,116,710     3,539,905
  Net transfers..........   2,969,489     9,958,243
  Surrenders for benefit
   payments and fees.....     (65,653)     (426,813)
  Net loan activity......      14,226       (14,597)
  Cost of insurance......    (171,351)     (629,327)
                           ----------   -----------
  Net increase in net
   assets resulting from
   unit transactions.....   3,863,421    12,427,411
                           ----------   -----------
  Net increase in net
   assets................   3,804,094    14,551,416
NET ASSETS:
  Beginning of period....   2,304,192     5,192,571
                           ----------   -----------
  End of period..........  $6,108,286   $19,743,987
                           ==========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                              MONEY                          CAPITAL          MORTGAGE                       INTERNATIONAL
                           MARKET FUND   ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -------------  -----------------  ---------------  -------------  ------------------
OPERATIONS:
  Net investment
   income................  $  1,786,670   $   181,517      $   167,285       $    6,896      $   317,645      $    91,765
  Capital gains income
   (loss)................          (739)    1,620,074        2,506,114          --               338,727          475,725
  Net realized gain
   (loss) on security
   transactions..........       --            (29,053)        (141,399)             234           (2,309)         142,546
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --         (1,951,180)      (1,080,441)          93,255       (4,323,920)      (1,397,679)
                           ------------   -----------      -----------       ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,785,931      (178,642)       1,451,559          100,385       (3,669,857)        (687,643)
                           ------------   -----------      -----------       ----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............   118,527,555     4,854,089        5,020,702          138,605        6,918,651          944,147
  Net transfers..........  (117,117,240)    7,118,821       11,138,571          369,628       11,436,518        4,894,392
  Surrenders for benefit
   payments and fees.....      (430,931)     (736,703)        (621,366)          (8,756)        (900,959)        (125,838)
  Net loan activity......      (256,109)      (40,448)         (16,228)         --               (11,576)         (20,779)
  Cost of insurance......    (5,134,976)   (1,710,017)      (1,581,397)         (43,778)      (1,922,258)        (283,708)
                           ------------   -----------      -----------       ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (4,411,701)    9,485,742       13,940,282          455,699       15,520,376        5,408,214
                           ------------   -----------      -----------       ----------      -----------      -----------
  Net increase (decrease)
   in net assets.........    (2,625,770)    9,307,100       15,391,841          556,084       11,850,519        4,720,571
NET ASSETS:
  Beginning of period....    35,163,968    14,190,580       10,925,211          623,234       27,349,803        3,052,131
                           ------------   -----------      -----------       ----------      -----------      -----------
  End of period..........  $ 32,538,198   $23,497,680      $26,317,052       $1,179,318      $39,200,322      $ 7,772,702
                           ============   ===========      ===========       ==========      ===========      ===========

                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $   204,631
  Capital gains income
   (loss)................      840,593
  Net realized gain
   (loss) on security
   transactions..........      (26,180)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      140,622
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,159,666
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    2,244,419
  Net transfers..........    4,419,379
  Surrenders for benefit
   payments and fees.....     (261,428)
  Net loan activity......      (11,206)
  Cost of insurance......     (571,488)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    5,819,676
                           -----------
  Net increase (decrease)
   in net assets.........    6,979,342
NET ASSETS:
  Beginning of period....    6,455,197
                           -----------
  End of period..........  $13,434,539
                           ===========

                               MONEY                          CAPITAL          MORTGAGE                       INTERNATIONAL
                            MARKET FUND   ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -------------  -----------------  ---------------  -------------  ------------------
OPERATIONS:
  Net investment
   income................  $     800,903   $   289,143      $    32,940       $   34,905      $   240,349       $   33,938
  Capital gains income...            257       362,974          255,982          --               235,278         --
  Net realized (loss)
   gain on security
   transactions..........       --                 201          (11,561)             (16)          (2,132)         110,868
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       --             228,460        1,988,151          (31,744)       3,270,915          695,310
                           -------------   -----------      -----------       ----------      -----------       ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations during the
   period................        801,160       880,778        2,265,512            3,145        3,744,410          840,116
                           -------------   -----------      -----------       ----------      -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............     97,498,245     2,459,695        2,036,106           39,491        3,166,528          585,350
  Net transfers..........    (72,516,882)    8,314,204        3,727,669          557,329       11,023,584          324,908
  Surrenders for benefit
   payments and fees.....       (587,181)     (205,445)        (262,338)          (9,550)        (339,245)         (65,954)
  Net loan activity......       (595,739)      (32,863)              (3)         --               (48,709)           5,695
  Cost of insurance......     (2,417,385)     (483,197)        (313,821)         (10,668)        (624,639)        (108,222)
                           -------------   -----------      -----------       ----------      -----------       ----------
  Net increase in net
   assets resulting from
   unit transactions.....     21,381,058    10,052,394        5,187,613          576,602       13,177,519          741,777
                           -------------   -----------      -----------       ----------      -----------       ----------
  Net increase in net
   assets................     22,182,218    10,933,172        7,453,125          579,747       16,921,929        1,581,893
NET ASSETS:
  Beginning of period....     12,981,750     3,257,408        3,472,086           43,487       10,427,874        1,470,238
                           -------------   -----------      -----------       ----------      -----------       ----------
  End of period..........  $  35,163,968   $14,190,580      $10,925,211       $  623,234      $27,349,803       $3,052,131
                           =============   ===========      ===========       ==========      ===========       ==========

                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $   100,615
  Capital gains income...      118,987
  Net realized (loss)
   gain on security
   transactions..........         (461)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (25,993)
                           -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations during the
   period................      193,148
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    1,379,402
  Net transfers..........    2,970,543
  Surrenders for benefit
   payments and fees.....     (155,404)
  Net loan activity......       (5,150)
  Cost of insurance......     (207,847)
                           -----------
  Net increase in net
   assets resulting from
   unit transactions.....    3,981,544
                           -----------
  Net increase in net
   assets................    4,174,692
NET ASSETS:
  Beginning of period....    2,280,505
                           -----------
  End of period..........  $ 6,455,197
                           ===========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           GROWTH AND   INTERNATIONAL
                           INCOME FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
OPERATIONS:
  Net investment
   income................  $   16,806     $ 28,856
  Capital gains income...      59,288       22,479
  Net realized (loss)
   gain on security
   transactions..........      (2,220)       3,550
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (333,117)     (80,925)
                           ----------     --------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (259,243)     (26,040)
                           ----------     --------
UNIT TRANSACTIONS:
  Purchases..............     784,944      100,835
  Net transfers..........   2,363,493      242,755
  Surrenders for benefit
   payments and fees.....     (65,097)     (11,917)
  Net loan activity......     (13,405)      --
  Cost of insurance......    (311,900)     (27,711)
                           ----------     --------
  Net increase in net
   assets resulting from
   unit transactions.....   2,758,035      303,962
                           ----------     --------
  Net increase in net
   assets................   2,498,792      277,922
NET ASSETS:
Beginning of period......   2,145,325      262,345
                           ----------     --------
End of period............  $4,644,117     $540,267
                           ==========     ========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                           GROWTH AND   INTERNATIONAL
                           INCOME FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
OPERATIONS:
  Net investment
   income................       5,788        4,605
  Capital gains income...      13,333       --
  Net realized (loss)
   gain on security
   transactions..........        (274)           1
  Net unrealized
   appreciation of
   investments during the
   period................     197,340       31,108
                           ----------     --------
  Net increase in net
   assets resulting from
   operations............     216,187       35,714
                           ----------     --------
UNIT TRANSACTIONS:
  Purchases..............     378,405       10,899
  Net transfers..........   1,558,447      144,272
  Surrenders for benefit
   payments and fees.....     (16,145)      (4,694)
  Net loan activity......      --           --
  Cost of insurance......     (34,387)      (4,204)
                           ----------     --------
  Net increase in net
   assets resulting from
   unit transactions.....   1,886,320      146,273
                           ----------     --------
  Net increase in net
   assets................   2,102,507      181,987
NET ASSETS:
    Beginning of
     period..............      42,818       80,358
                           ----------     --------
    End of period........  $2,145,325     $262,345
                           ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                               FUND          FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $  --         $   --        $   62,505     $   37,000      $   59,726
  Capital gains income...      317,699       225,007       235,484        233,002         140,711
  Net realized (loss)
   gain on security
   transactions..........      (60,001)      (16,799)       22,552          1,740          (9,238)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (859,259)      595,613       269,566       (672,291)       (281,100)
                            ----------    ----------    ----------     ----------      ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (601,561)      803,821       590,107       (400,549)        (89,901)
                            ----------    ----------    ----------     ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      886,343     1,086,868     1,544,625        615,641         466,506
  Net transfers..........    2,513,616     5,262,220     1,833,634      1,846,375       1,156,705
  Surrenders for benefit
   payments and fees.....      (37,395)     (103,989)     (153,514)       (77,036)       (350,302)
  Net loan activity......       (8,894)       (9,182)      (22,442)           (63)        (23,454)
  Cost of insurance......     (267,669)     (472,113)     (395,538)      (187,713)       (118,591)
                            ----------    ----------    ----------     ----------      ----------
  Net increase in net
   assets resulting from
   unit transactions.....    3,086,001     5,763,804     2,806,765      2,197,204       1,130,864
                            ----------    ----------    ----------     ----------      ----------
  Net increase in net
   assets................    2,484,440     6,567,625     3,396,872      1,796,655       1,040,963
NET ASSETS:
Beginning of period......    1,293,786     2,168,476     3,542,506      1,989,018       1,811,003
                            ----------    ----------    ----------     ----------      ----------
End of period............   $3,778,226    $8,736,101    $6,939,378     $3,785,673      $2,851,966
                            ==========    ==========    ==========     ==========      ==========

                                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                               FUND          FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................      --             --        $   23,696     $   16,232      $   13,958
  Capital gains income...        1,692        82,187        52,380         26,180          17,680
  Net realized (loss)
   gain on security
   transactions..........        2,003        (2,189)       (4,629)       112,350             548
  Net unrealized
   appreciation of
   investments during the
   period................      324,664       372,819        31,327        438,753          82,405
                            ----------    ----------    ----------     ----------      ----------
  Net increase in net
   assets resulting from
   operations............      328,359       452,817       102,774        593,515         114,591
                            ----------    ----------    ----------     ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       67,151       231,734       626,931        332,337         305,467
  Net transfers..........      848,771     1,448,161     1,672,590        248,522       1,086,533
  Surrenders for benefit
   payments and fees.....      (13,485)      (16,009)     (105,540)       (67,389)        (46,507)
  Net loan activity......           (4)           (4)      --             --             --
  Cost of insurance......      (21,813)      (37,372)     (126,745)       (73,427)        (37,787)
                            ----------    ----------    ----------     ----------      ----------
  Net increase in net
   assets resulting from
   unit transactions.....      880,620     1,626,510     2,067,236        440,043       1,307,706
                            ----------    ----------    ----------     ----------      ----------
  Net increase in net
   assets................    1,208,979     2,079,327     2,170,010      1,033,558       1,422,297
NET ASSETS:
    Beginning of
     period..............       84,807        89,149     1,372,496        955,460         388,706
                            ----------    ----------    ----------     ----------      ----------
    End of period........   $1,293,786    $2,168,476    $3,542,506     $1,989,018      $1,811,003
                            ==========    ==========    ==========     ==========      ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................   $  27,228     $ 42,580
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........      13,653        1,199
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (414,125)     (40,018)
                            ---------     --------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (373,244)       3,761
                            ---------     --------
UNIT TRANSACTIONS:
  Purchases..............     174,047       86,511
  Net transfers..........      67,162      301,503
  Surrenders for benefit
   payments and fees.....     (14,117)     (92,616)
  Net loan activity......      --           --
  Cost of insurance......     (41,984)     (48,116)
                            ---------     --------
  Net increase in net
   assets resulting from
   unit transactions.....     185,108      247,282
                            ---------     --------
  Net (decrease) increase
   in net assets.........    (188,136)     251,043
NET ASSETS:
  Beginning of period....     767,882      578,674
                            ---------     --------
  End of period..........   $ 579,746     $829,717
                            =========     ========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................    $ --         $ 23,061
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........         677         (296)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     226,183      (11,756)
                             --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     226,860       11,009
                             --------     --------
UNIT TRANSACTIONS:
  Purchases..............      11,544       51,671
  Net transfers..........     534,285      325,503
  Surrenders for benefit
   payments and fees.....      (8,845)     (13,076)
  Net loan activity......      --           --
  Cost of insurance......      (4,531)     (20,872)
                             --------     --------
  Net increase in net
   assets resulting from
   unit transactions.....     532,453      343,226
                             --------     --------
  Net increase in net
   assets................     759,313      354,235
NET ASSETS:
  Beginning of period....       8,569      224,439
                             --------     --------
  End of period..........    $767,882     $578,674
                             ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET    GLOBAL       GROWTH       HEALTH
                           FUND OF BOSTON   ALLOCATION     GROWTH     AND INCOME    SCIENCES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ------------  -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................    $  --          $   12,034   $   52,321   $  219,766   $   --
  Capital gains income...       --              62,848    1,303,909    1,034,713       --
  Net realized gain
   (loss) on security
   transactions..........           (16)           109     (208,700)     (15,277)      (4,776)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................        69,323       (134,994)  (4,012,763)     226,948      385,223
                             ----------     ----------   -----------  -----------  ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............        69,307        (60,003)  (2,865,233)   1,466,150      380,447
                             ----------     ----------   -----------  -----------  ----------
UNIT TRANSACTIONS:
  Purchases..............       133,352        244,423    2,345,574    3,839,796      430,653
  Net transfers..........     1,025,897        690,810      654,003    6,132,606    1,230,784
  Surrenders for benefit
   payments and fees.....       (14,608)       (20,766)    (513,490)    (453,575)     (74,525)
  Net loan activity......       --             --           (19,258)     (27,536)         (37)
  Cost of insurance......       (44,221)       (68,495)    (414,060)  (1,088,790)    (166,648)
                             ----------     ----------   -----------  -----------  ----------
  Net increase in net
   assets resulting from
   unit transactions.....     1,100,420        845,972    2,052,769    8,402,501    1,420,227
                             ----------     ----------   -----------  -----------  ----------
  Net (decrease) increase
   in net assets.........     1,169,727        785,969     (812,464)   9,868,651    1,800,674
NET ASSETS:
  Beginning of period....       258,292        627,060    7,838,885    9,673,899      608,893
                             ----------     ----------   -----------  -----------  ----------
  End of period..........    $1,428,019     $1,413,029   $7,026,421   $19,542,550  $2,409,567
                             ==========     ==========   ===========  ===========  ==========

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET    GLOBAL       GROWTH       HEALTH
                           FUND OF BOSTON   ALLOCATION     GROWTH     AND INCOME    SCIENCES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ------------  -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................     $  5,950       $  6,496    $   10,324   $   82,679    $    519
  Capital gains income...          319         18,235       214,984      412,587      --
  Net realized gain
   (loss) on security
   transactions..........           27            273        (8,555)     (19,393)        849
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (9,563)        29,249     2,479,211     (561,127)     23,736
                              --------       --------    ----------   ----------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (3,267)        54,253     2,695,964      (85,254)     25,104
                              --------       --------    ----------   ----------    --------
UNIT TRANSACTIONS:
  Purchases..............       61,898        127,321       927,414    1,931,571      45,376
  Net transfers..........      121,681        154,876     2,582,332    5,598,828     530,101
  Surrenders for benefit
   payments and fees.....       (7,613)       (20,284)     (113,107)    (186,185)    (16,861)
  Net loan activity......      --              --           (42,601)       4,745          (3)
  Cost of insurance......      (13,604)       (21,379)     (139,949)    (391,660)    (19,700)
                              --------       --------    ----------   ----------    --------
  Net increase in net
   assets resulting from
   unit transactions.....      162,362        240,534     3,214,089    6,957,299     538,913
                              --------       --------    ----------   ----------    --------
  Net increase in net
   assets................      159,095        294,787     5,910,053    6,872,045     564,017
NET ASSETS:
  Beginning of period....       99,197        332,273     1,928,832    2,801,854      44,876
                              --------       --------    ----------   ----------    --------
  End of period..........     $258,292       $627,060    $7,838,885   $9,673,899    $608,893
                              ========       ========    ==========   ==========    ========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000


                           HIGH YIELD     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $  466,428   $  183,713
  Capital gains income...      --           --
  Net realized (loss)
   gain on security
   transactions..........     (78,076)      (8,601)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (744,670)      41,960
                           ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (356,318)     217,072
                           ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............     880,843      557,296
  Net transfers..........    (614,647)      27,048
  Surrenders for benefit
   payments and fees.....    (117,296)    (123,802)
  Net loan activity......      (4,059)      (8,151)
  Cost of insurance......    (239,081)    (129,125)
                           ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     (94,240)     323,266
                           ----------   ----------
  Net (decrease) increase
   in net assets.........    (450,558)     540,338
NET ASSETS:
  Beginning of period....   3,729,941    2,374,586
                           ----------   ----------
  End of period..........  $3,279,383   $2,914,924
                           ==========   ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999


                           HIGH YIELD      INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT*
                           -----------  ------------
OPERATIONS:
  Net investment
   income................  $  188,019    $   57,563
  Capital gains income...      --            17,173
  Net realized (loss)
   gain on security
   transactions..........      (4,621)       (1,612)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (56,566)     (103,792)
                           ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     126,832       (30,668)
                           ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............     757,124       368,161
  Net transfers..........   2,282,146     1,315,129
  Surrenders for benefit
   payments and fees.....     (63,031)      (40,709)
  Net loan activity......     (31,040)      --
  Cost of insurance......     (93,855)      (50,346)
                           ----------    ----------
  Net increase in net
   assets resulting from
   unit transactions.....   2,851,344     1,592,235
                           ----------    ----------
  Net increase in net
   assets................   2,978,176     1,561,567
NET ASSETS:
  Beginning of period....     751,765       813,019
                           ----------    ----------
  End of period..........  $3,729,941    $2,374,586
                           ==========    ==========

  * Formerly Putnam U.S. Government and High Quality Bond Sub-Account change effective on April 9, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $   40,512     $   32,920     $      471    $   --       $  127,826
  Capital gains income...      175,715         72,162         44,254        --           --
  Net realized (loss)
   gain on security
   transactions..........       14,975         83,652        151,261        (9,894)      --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (509,350)       (36,072)      (739,401)     (860,748)      --
                            ----------     ----------     ----------    ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (278,148)       152,662       (543,415)     (870,642)     127,826
                            ----------     ----------     ----------    ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      839,431        391,631        290,290     1,185,442      253,801
  Net transfers..........    5,286,877      2,276,251      2,803,314     3,032,061      216,261
  Surrenders for benefit
   payments and fees.....      (28,169)       (25,401)       (31,535)     (101,770)     (51,675)
  Net loan activity......       (7,692)       --                 (56)       --          (24,445)
  Cost of insurance......     (383,097)      (121,523)      (168,167)     (343,816)    (110,264)
                            ----------     ----------     ----------    ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........    5,707,350      2,520,958      2,893,846     3,771,917      283,678
                            ----------     ----------     ----------    ----------   ----------
  Net (decrease) increase
   in net assets.........    5,429,202      2,673,620      2,350,431     2,901,275      411,504
NET ASSETS:
  Beginning of period....      974,924        455,936        566,150     1,930,991    1,378,369
                            ----------     ----------     ----------    ----------   ----------
  End of period..........   $6,404,126     $3,129,556     $2,916,581    $4,832,266   $1,789,873
                            ==========     ==========     ==========    ==========   ==========

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................    $ --           $ --           $     13     $   --       $   36,485
  Capital gains income...      --             --             --             --           --
  Net realized (loss)
   gain on security
   transactions..........      55,875         14,000        167,282            285       --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     268,792         38,658        191,201        305,881       --
                             --------       --------       --------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     324,667         52,658        358,496        306,166       36,485
                             --------       --------       --------     ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      97,192         52,504         14,025        172,801      185,196
  Net transfers..........     588,502        357,272        209,334      1,432,571    1,058,352
  Surrenders for benefit
   payments and fees.....     (13,235)       (12,129)        (7,540)       (30,687)     (18,664)
  Net loan activity......          (4)        --             --             --           --
  Cost of insurance......     (42,836)       (16,228)       (11,827)       (44,912)     (24,680)
                             --------       --------       --------     ----------   ----------
  Net increase in net
   assets resulting from
   unit transactions.....     629,619        381,419        203,992      1,529,773    1,200,204
                             --------       --------       --------     ----------   ----------
  Net increase in net
   assets................     954,286        434,077        562,488      1,835,939    1,236,689
NET ASSETS:
  Beginning of period....      20,638         21,859          3,662         95,052      141,680
                             --------       --------       --------     ----------   ----------
  End of period..........    $974,924       $455,936       $566,150     $1,930,991   $1,378,369
                             ========       ========       ========     ==========   ==========

  * Formerly Putnam U.S. Government and High Quality Bond Sub-Account change effective on April 9, 1999.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
OPERATIONS:
  Net investment
   income................   $   --        $   13,729
  Capital gains income...       585,307       48,619
  Net realized (loss)
   gain on security
   transactions..........      (121,004)     (26,711)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (3,497,271)     313,529
                            -----------   ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (3,032,968)     349,166
                            -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............     2,344,743      406,282
  Net transfers..........     5,163,633    1,766,569
  Surrenders for benefit
   payments and fees.....      (523,740)     (27,873)
  Net loan activity......       (41,610)         (12)
  Cost of insurance......      (746,749)    (142,401)
                            -----------   ----------
  Net increase in net
   assets resulting from
   unit transactions.....     6,196,277    2,002,565
                            -----------   ----------
  Net increase in net
   assets................     3,163,309    2,351,731
NET ASSETS:
  Beginning of period....     5,776,688      725,529
                            -----------   ----------
  End of period..........   $ 8,939,997   $3,077,260
                            ===========   ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
OPERATIONS:
  Net investment
   income................   $   --         $      2
  Capital gains income...        21,300         410
  Net realized (loss)
   gain on security
   transactions..........       (74,118)        (42)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,903,919     (17,299)
                            -----------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,851,101     (16,929)
                            -----------    --------
UNIT TRANSACTIONS:
  Purchases..............     1,084,027      55,882
  Net transfers..........     1,897,800     705,264
  Surrenders for benefit
   payments and fees.....      (129,321)    (10,254)
  Net loan activity......        (5,580)         (3)
  Cost of insurance......      (145,610)    (17,973)
                            -----------    --------
  Net increase in net
   assets resulting from
   unit transactions.....     2,701,316     732,916
                            -----------    --------
  Net increase in net
   assets................     4,552,417     715,987
NET ASSETS:
  Beginning of period....     1,224,271       9,542
                            -----------    --------
  End of period..........   $ 5,776,688    $725,529
                            ===========    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                            OTC & EMERGING    UTILITIES GROWTH
                                GROWTH           AND INCOME        VISTA       VOYAGER
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  ----------------  -----------  -----------
OPERATIONS:
  Net investment
   income................     $ --               $   44,777     $   --       $     4,464
  Capital gains income...         12,177             79,045         15,030     1,894,262
  Net realized (loss)
   gain on security
   transactions..........        (52,390)           (15,833)       (76,797)          914
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (1,320,060)           179,284       (295,859)   (5,619,888)
                              ----------         ----------     ----------   -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (1,360,273)           287,273       (357,626)   (3,720,248)
                              ----------         ----------     ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............        484,841            617,331        309,501     3,922,116
  Net transfers..........      2,311,070          1,175,517      2,006,844    11,059,905
  Surrenders for benefit
   payments and fees.....        (92,741)           (67,862)       (97,771)     (760,729)
  Net loan activity......         (6,874)           (41,534)       (10,119)      (88,351)
  Cost of insurance......       (174,194)          (110,206)      (143,457)   (1,321,113)
                              ----------         ----------     ----------   -----------
  Net increase in net
   assets resulting from
   unit transactions.....      2,522,102          1,573,246      2,064,998    12,811,828
                              ----------         ----------     ----------   -----------
  Net increase in net
   assets................      1,161,829          1,860,519      1,707,372     9,091,580
NET ASSETS:
  Beginning of period....        558,443          1,236,382        761,163    11,958,626
                              ----------         ----------     ----------   -----------
  End of period..........     $1,720,272         $3,096,901     $2,468,535   $21,050,206
                              ==========         ==========     ==========   ===========

                                             UTILITIES
                                OTC &         GROWTH
                           EMERGING GROWTH  AND INCOME      VISTA       VOYAGER
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................     $--           $   17,021    $ --        $     3,744
  Capital gains income...        1,285          17,875      53,041        300,222
  Net realized (loss)
   gain on security
   transactions..........          194          (5,144)        340          3,384
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      201,676         (28,195)    141,175      3,398,379
                              --------      ----------    --------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      203,155           1,557     194,556      3,705,729
                              --------      ----------    --------    -----------
UNIT TRANSACTIONS:
  Purchases..............       35,239         211,762      45,420      1,775,053
  Net transfers..........      314,874         658,887     532,694      4,254,791
  Surrenders for benefit
   payments and fees.....       (8,673)        (34,570)    (11,139)      (237,711)
  Net loan activity......           (9)         --              (4)        (8,610)
  Cost of insurance......      (13,596)        (43,706)     (7,815)      (244,692)
                              --------      ----------    --------    -----------
  Net increase in net
   assets resulting from
   unit transactions.....      327,835         792,373     559,156      5,538,831
                              --------      ----------    --------    -----------
  Net increase in net
   assets................      530,990         793,930     753,712      9,244,560
NET ASSETS:
  Beginning of period....       27,453         442,452       7,451      2,714,066
                              --------      ----------    --------    -----------
  End of period..........     $558,443      $1,236,382    $761,163    $11,958,626
                              ========      ==========    ========    ===========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

 1.  ORGANIZATION:

    Separate Account VL II (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyholders of the Company in various mutual funds (the Funds) as directed by the policyholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the policies, are deducted through termination of units of interest from applicable policyholders' accounts.

_____________________________________ SA-32 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2000 and 1999, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2000          1999
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 1,181,509   $ 1,465,815
   Common Stocks                                           38,064        42,430
   Mortgage Loans                                          34,639        63,784
   Policy Loans                                            80,795        59,429
   Cash and Short-Term Investments                         65,526       267,579
   Other Invested Assets                                    1,150         2,892
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     1,401,683     1,901,929
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       21,605        21,069
   Other Assets                                           126,033        39,576
   Separate Account Assets                             45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Future Benefits             $   643,227   $   591,621
   Policy and Contract Claim Liabilities                   10,733         7,677
   Liability for Premium and Other Deposit Funds        1,565,998     1,969,262
   Asset Valuation Reserve                                  2,743         4,935
   Payable to Affiliates                                   20,917        14,084
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,461,556)   (1,377,927)
   Remittances and Items Not Allocated                    120,810       111,582
   Other Liabilities                                      107,186       118,464
   Separate Account Liabilities                        45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    46,353,385    46,304,740
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock                                             2,500         2,500
   Gross Paid-In and Contributed Surplus                  226,043       226,043
   Unassigned Funds                                       310,720       294,333
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       539,263       522,876
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 -----------------------------------------------------------------------------------------
                                                         2000         1999         1998
 -----------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $  772,847   $  621,789   $  469,343
   Annuity and Other Fund Deposits                     4,201,953    2,991,363    2,051,251
   Net Investment Income                                 107,937      122,322      129,982
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    121,671      379,905      444,241
   Reserve Adjustment on Reinsurance Ceded             1,287,942    1,411,342    3,185,590
   Fee Income                                            827,674      647,565      448,260
   Other Revenues                                          2,782          842        9,930
 -----------------------------------------------------------------------------------------
                                     TOTAL REVENUES    7,322,806    6,175,128    6,738,597
 -----------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             57,001       47,372       43,152
   Disability and Other Benefits                           5,827        6,270        6,352
   Surrenders and Other Fund Withdrawals               3,567,723    1,250,813      739,663
   Commissions                                           490,630      467,338      435,994
   Increase (Decrease) in Aggregate Reserves for
    Future Benefits                                       57,316       12,481      (10,711)
   (Decrease) Increase in Liability for Premium and
    Other Deposit Funds                                 (403,594)     (47,852)     218,642
   General Insurance Expenses                            253,565      192,196      190,979
   Net Transfers to Separate Accounts                  3,218,126    4,160,501    4,956,007
   Other Expenses                                         26,782       35,385       22,091
 -----------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    7,273,376    6,124,504    6,602,169
 -----------------------------------------------------------------------------------------
   Net Gain from Operations Before Federal Income
    Tax Expense (Benefit)                                 49,430       50,624      136,428
   Federal Income Tax Expense (Benefit)                   24,549      (10,231)      35,887
 -----------------------------------------------------------------------------------------
                           NET GAIN FROM OPERATIONS       24,881       60,855      100,541
 -----------------------------------------------------------------------------------------
   Net Realized Capital (Losses) Gains, after tax         (2,922)     (36,428)       2,085
 -----------------------------------------------------------------------------------------
                                         NET INCOME   $   21,959   $   24,427   $  102,626
 -----------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                        2000        1999        1998
 --------------------------------------------------------------------------------------
 COMMON STOCK,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                          $  2,500    $  2,500    $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                           226,043     226,043     226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                          294,333     247,969     143,257

   Net Income                                           21,959      24,427     102,626
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (4,653)      2,258       1,688
   Change in Reserve Valuation Basis                     5,711          --          --
   Change in Asset Valuation Reserve                     2,192      16,847      (8,112)
   Change in Non-Admitted Assets                        (3,646)      6,557      (1,277)
   Credit on Reinsurance Ceded                          (5,176)     (3,725)      9,787
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    310,720     294,333     247,969
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $539,263    $522,876    $476,512
 --------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                           FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------
                                             2000        1999        1998
----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $4,969,266  $3,613,217  $2,520,655
  Net Investment Income                      106,844     122,998     127,425
  Fee Income                                 827,674     647,565     448,260
  Commissions and Expense Allowances on
   Reinsurance Ceded                       1,403,553   1,787,523   3,624,256
  Other Income                                   179      11,800      20,448
                                          ----------  ----------  ----------
    Total Income                           7,307,516   6,183,103   6,741,044
                                          ----------  ----------  ----------
  Benefits Paid                            3,628,860   1,303,801     790,051
  Federal Income Tax Payments
   (Recoveries)                               74,791      (8,815)     25,780
  Net Transfers to Separate Accounts       3,289,217   4,364,914   5,222,144
  Other Expenses                             789,601     669,525     626,240
                                          ----------  ----------  ----------
    Total Benefits and Expenses            7,782,469   6,329,425   6,664,215
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    OPERATING ACTIVITIES    (474,953)   (146,322)     76,829
----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                      731,046     753,358     633,926
  Common Stocks                                  979         939      34,010
  Mortgage Loans                              33,304      53,704      85,275
  Other                                        1,718       1,490      19,990
                                          ----------  ----------  ----------
    Investment Proceeds                      767,047     809,491     773,201
                                          ----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                      454,987     804,947     586,913
  Common Stocks                                  484         464       7,012
  Mortgage Loans                               3,881      57,665      59,702
  Other                                       21,366      14,211      11,847
                                          ----------  ----------  ----------
    Total Investments Acquired               480,718     877,287     665,474
----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    INVESTING ACTIVITIES  $  286,329  $  (67,796) $  107,727
----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash (used) provided             (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
             FINANCING AND MISCELLANEOUS
                              ACTIVITIES     (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                   (202,053)   (202,376)    160,523
  Cash and Short-Term Investments,
   Beginning of Year                         267,579     469,955     309,432
----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   65,526  $  267,579  $  469,955
----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2000
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and accounting principles generally accepted in the United States ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than, as required under GAAP, establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting vs. tax return purposes;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                     2000            1999            1998
                                                                   -----------------------------------------
GAAP Net Income                                                    $ 140,954       $  75,654       $  74,525
Deferral and amortization of policy acquisition costs, net          (218,151)       (272,171)       (331,882)
Change in unearned revenue reserve                                    54,255         (64,915)         23,118
Deferred taxes                                                        27,039          57,833           2,476
Separate account expense allowance                                    71,092         214,388         259,287
Asset impairments and write-downs                                         --         (17,250)         17,250
Benefit reserve adjustment                                           (70,248)         11,491           5,360
Gain on commutation of reinsurance (Note 4)                               --              --          52,026
Prepaid reinsurance premium                                           (3,007)         (3,524)         (4,204)
Statutory voluntary reserve                                               --          (6,286)             --
Other, net                                                            20,025          29,207           4,670
                                                                   -----------------------------------------
                                      STATUTORY NET INCOME         $  21,959       $  24,427       $ 102,626
                                                                   -----------------------------------------

GAAP Stockholder's Equity                                          $ 826,049       $ 676,428       $ 648,097
Deferred policy acquisition costs                                  (2,105,975)     (1,887,824)     (1,615,653)
Unearned revenue reserve                                             150,220          95,965         160,951
Deferred taxes                                                       181,027         122,105          68,936
Separate account expense allowance                                 1,469,122       1,398,030       1,183,642
Asset impairments and write-downs                                         --              --          17,250
Unrealized (gains) losses on investments                             (13,933)         26,292         (24,955)
Benefit reserve adjustment                                            16,574          81,111          69,233
Asset valuation reserve                                               (2,743)         (4,935)        (21,782)
Prepaid reinsurance premium                                          (10,735)         (7,728)         (4,204)
Statutory voluntary reserve                                           (6,286)         (6,286)             --
Other, net                                                            35,943          29,718          (5,003)
                                                                   -----------------------------------------
                             STATUTORY CAPITAL AND SURPLUS         $ 539,263       $ 522,876       $ 476,512
                                                                   -----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2000 (including general and separate account liabilities) is as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     3,205         0.0%
At book value, less current surrender charge of 5% or more               966,665         2.2%
At market value                                                       42,542,387        96.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          43,512,257        98.5%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                            597,207         1.4%
Not subject to discretionary withdrawal:                                  44,577         0.1%
                                                                     -----------------------
                                                TOTAL, GROSS          44,154,041       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $44,154,041       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $2,743, $4,935 as of December 31, 2000 and 1999 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the original life of the bond or mortgage sold. The IMR balance as of December 31, 2000 and 1999 were asset balances of $3,582 and $981, respectively, and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital (losses) gains transferred to the IMR in 2000, 1999 and 1998 were $(3,096), $(1,255) and $852, respectively. The amount of (expense) income amortized from the IMR in 2000, 1999 and 1998 included in the Company's Statements of Operations, was $(495), $178, and $(207), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. The Company's domiciliary state has adopted Codification, and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $5,000 in statutory surplus.

3. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2000           1999           1998
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $ 95,980       $113,646       $123,370
Interest income from policy loans                                     4,923          3,494          3,133
Interest and dividends from other investments                         8,568          6,371          4,482
                                                                   --------------------------------------
Gross investment income                                             109,471        123,511        130,985
Less: investment expenses                                             1,534          1,189          1,003
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $107,937       $122,322       $129,982
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $  2,401       $    561       $ 10,905
Gross unrealized capital losses                                      (3,319)        (6,441)          (833)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                  (918)        (5,880)        10,072
Balance, beginning of year                                           (5,880)        10,072         21,451
                                                                   --------------------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS       $  4,962       $(15,952)      $(11,379)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    509       $  2,508       $  2,204
Gross unrealized capital losses                                      (2,113)           (24)        (1,871)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                (1,604)         2,484            333
Balance, beginning of year                                            2,484            333         (1,283)
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $ (4,088)      $  2,151       $  1,616
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                     2000           1999           1998
Bonds and short-term investments                                   $ (8,128)      $(37,959)      $  1,314
Common stocks                                                           217            104          1,624
Other invested assets                                                    10            172             (1)
                                                                   --------------------------------------
Realized capital (losses) gains                                      (7,901)       (37,683)         2,937
Capital gains tax benefit                                            (1,883)            --             --
                                                                   --------------------------------------
Net realized capital (losses) gains                                  (6,018)       (37,683)         2,937
Less: amounts transferred to the IMR                                 (3,096)        (1,255)           852
                                                                   --------------------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS       $ (2,922)      $(36,428)      $  2,085
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $740,995, $1,367,027 and $1,354,563, gross realized capital gains of $710, $1,106, and $1,705 and gross realized capital losses of $8,838, $39,065, and $391, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $979, $939, and $33,088, gross realized capital gains of $218, $115, and $1,688 and gross realized capital losses of $1, $11, and $64, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  710      $   --        $  --       $   --        $  20        $--      $   20
Other bonds and notes                   750           7            7           --           10          6          30
Short-term investments                  228          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,688           7            7            0           30          6          50
Other investments                        72          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,760      $    7        $   7       $   --        $  30        $ 6      $   50
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,051      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $ 6      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $  --       $   --        $  --        $--      $   --
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2000.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $    (7)   $    6,219
  --Guaranteed and sponsored -- asset backed                          123,714        --          --       123,714
States, municipalities and political subdivisions                         401         6          --           407
International governments                                               7,289       271          --         7,560
Public utilities                                                       17,797        --          --        17,797
All other corporate -- excluding asset-backed                         360,599     2,062      (3,312)      359,349
All other corporate -- asset-backed                                   544,620        --          --       544,620
Short-term investments                                                 38,813        --          --        38,813
Certificates of deposit                                                    --        --          --            --
Parents, subsidiaries and affiliates                                  121,420        --          --       121,420
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,220,817    $2,401     $(3,319)   $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $   (61)   $    4,732
Common stock -- affiliated                                             35,384        --      (2,052)       33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $(2,113)   $   38,064
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    4,768    $    1     $   (37)   $    4,732
  --Guaranteed and sponsored -- asset backed                          170,746        --          --       170,746
States, municipalities and political subdivisions                      10,401        --         (48)       10,353
International governments                                               7,351        94         (15)        7,430
Public utilities                                                       18,413        92         (73)       18,432
All other corporate -- excluding asset-backed                         592,233       374      (6,194)      586,413
All other corporate -- asset-backed                                   539,688        --          --       539,688
Short-term investments                                                228,105        --          --       228,105
Certificates of deposit                                                 5,158        --         (74)        5,084
Parents, subsidiaries and affiliates                                  117,057        --          --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920    $  561     $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,562    $1,105     $   (24)   $    5,643
Common stock -- affiliated                                             35,384     1,403          --        36,787
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,946    $2,508     $   (24)   $   42,430
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2000 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                                              2000
                                                  -----------------------------
                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  301,083         $  300,857
Over one year through five years                     449,486            449,149
Over five years through ten years                    380,551            380,264
Over ten years                                        89,697             89,629
                                                  -----------------------------
                                           TOTAL  $1,220,817         $1,219,899
                                                  -----------------------------

Bonds with a carrying value of $3,504 were on deposit as of December 31, 2000 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

The carrying amount and fair value of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                                2000                 1999
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 1,221    $ 1,220   $ 1,694    $ 1,688
  Common stocks                                               38         38        42         42
  Policy loans                                                81         81        59         59
  Mortgage loans                                              35         35        64         64
  Other invested assets                                        1          1         3          3
LIABILITIES
  Deposit funds and other benefits                       $ 1,642    $ 1,592   $ 2,051    $ 2,017
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly. In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
2000
Aggregate Reserves for Future Benefits                   $  900,216  $    --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $    --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $   986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $    --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $ 1,542  $   (16,238) $   62,828
Surrenders                                               $3,684,103  $    --  $  (116,380) $3,567,723

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1999
Aggregate Reserves for Future Benefits                   $  784,502  $    53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $   203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $ 1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $    --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $ 1,104  $   (12,713) $   53,642
Surrenders                                               $2,541,449  $    --  $(1,290,636) $1,250,813

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1998
Aggregate Reserves for Future Benefits                   $  713,375  $    50  $  (134,285) $  579,140
Policy and Contract Claim Liabilities                    $    5,895  $    85  $      (313) $    5,667
Premium and Annuity Considerations                       $  483,328  $24,954  $   (38,939) $  469,343
Annuity and Other Fund Deposits                          $6,461,470  $    --  $(4,410,219) $2,051,251
Death, Annuity, Disability and Other Benefits            $   64,331  $ 1,574  $   (16,401) $   49,504
Surrenders                                               $1,481,797  $    --  $  (742,134) $  739,663

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. Beginning in 2000, The Hartford and its subsidiaries will file a single consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999 and 1998. Federal income taxes paid (received) by the Company for operations and capital gains (losses) were $74,791, $(8,815), and $25,780 in 2000, 1999 and 1998, respectively. The effective tax (benefit) rate was 51%,
(73)%, and 27% in 2000, 1999 and 1998, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains (losses)) at the U.S. Federal Statutory rate to Federal income tax expense (benefit) (in millions) for the years ended December 31:

                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at U.S. Federal Statutory rate                         $ 16         $  5         $ 48
Tax deferred acquisition costs                                         22           31           25
Statutory to tax reserve differences                                    3           (7)           8
Investments                                                           (15)         (31)         (60)
Other                                                                  (3)          (8)          15
                                                                     ------------------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE         $ 23         $(10)        $ 36
                                                                     ------------------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to pay policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 2000, 1999 or 1998. The amount available for dividend in 2001 is approximately $53,676.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $648, $762 and $1,045 for 2000, 1999 and 1998, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2000, 1999 or 1998.

The assumed rate in the per capita cost of health care (the health care trend rate) was 6.5% for 2000, decreasing ratably to 5.0% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Common Stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $1 million and $1 million for 2000, 1999 and 1998, respectively.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $45.3 billion and $44.9 billion as of December 31, 2000 and 1999, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $622 million, $493 million, and $363 million in 2000, 1999 and 1998, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,212, $523 and $1,043 in 2000, 1999, and 1998, respectively, of which $1,074, $318, and $995 in 2000, 1999 and 1998, respectively were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

11. SUBSEQUENT EVENTS:

On January 25, 2001, The Hartford, through HLI, agreed to acquire the U.S. individual life insurance, annuity and mutual fund businesses of Fortis for $1.12 billion in cash. The Hartford will effect the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The Hartford plans to finance the transaction through the issuance of debt and equity securities.

HARTFORD SELECT LEADERS LAST SURVIVOR
VARIABLE UNIVERSAL LIFE INSURANCE
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: (800) 231-5453                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Hartford Select Leaders Last Survivor variable universal life insurance policy. Please read it carefully.

Hartford Select Leaders Last Survivor is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable life insurance policy. It is:

x Last survivor, because we pay a death benefit after the death of the last surviving insured.

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------


The following Sub-Accounts are available under the policy:




                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Money Market Sub-Account                                    Class Y shares of Money Market Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Diversified Income Sub-Account                              Class Y shares of Diversified Income Portfolio of
                                                              the Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Balanced Growth Sub-Account                                 Class Y shares of Balanced Growth Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Utilities Sub-Account                                       Class Y shares of Utilities Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Dividend Growth Sub-Account                                 Class Y shares of Dividend Growth Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Value-Added Market Sub-Account                              Class Y shares of Value-Added Market Portfolio of
                                                              the Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Growth Sub-Account                                          Class Y shares of Growth Portfolio of the Morgan
                                                              Stanley Dean Witter Select Dimensions Investment
                                                              Series
  American Opportunities Sub-Account                          Class Y shares of American Opportunities Portfolio
                                                              of the Morgan Stanley Dean Witter Select
                                                              Dimensions Investment Series
  Mid-Cap Equity Sub-Account                                  Class Y shares of Mid-Cap Equity Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Global Equity Sub-Account                                   Class Y shares of Global Equity Portfolio of the
                                                              Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  Developing Growth Sub-Account                               Class Y shares of Developing Growth Portfolio of
                                                              the Morgan Stanley Dean Witter Select Dimensions
                                                              Investment Series
  High Yield Sub-Account                                      Shares of High Yield Portfolio of The Universal
                                                              Institutional Funds, Inc.


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Mid Cap Value Sub-Account                                   Shares of Mid Cap Value Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Emerging Markets Debt Sub-Account                           Shares of Emerging Markets Debt Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Emerging Markets Equity Sub-Account                         Shares of Emerging Markets Equity Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Fixed Income Sub-Account                                    Shares of Fixed Income Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Active International Allocation Sub-Account                 Shares of Active International Allocation
                                                              Portfolio of The Universal Institutional Funds,
                                                              Inc.
  Technology Sub-Account                                      Shares of Technology Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Strategic Stock Sub-Account                                 Class II shares of Strategic Stock Portfolio of
                                                              the Van Kampen Life Investment Trust
  Enterprise Sub-Account                                      Class II shares of Enterprise Portfolio of the Van
                                                              Kampen Life Investment Trust
  American Funds Global Growth Fund Sub-Account               Class 2 shares of the Global Growth Fund of
                                                              American Funds Insurance Series ("American Funds
                                                              Global Growth Fund")
  American Funds Global Small Capitalization Fund             Class 2 shares of the Global Small Capitalization
  Sub-Account                                                 Fund of American Funds Insurance Series ("American
                                                              Funds Global Small Capitalization Fund")
  American Funds Growth Fund Sub-Account                      Class 2 shares of the Growth Fund of American
                                                              Funds Insurance Series ("American Funds Growth
                                                              Fund")
  American Funds Growth-Income Fund Sub-Account               Class 2 shares of the Growth-Income Fund of
                                                              American Funds Insurance Series ("American Funds
                                                              Growth-Income Fund")
  American Funds International Fund Sub-Account               Class 2 shares of the International Fund of
                                                              American Funds Insurance Series ("American Funds
                                                              International Fund")
  MFS Capital Opportunities Series Sub-Account                MFS-Registered Trademark- Capital Opportunities
                                                              Series of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Emerging Growth Series Sub-Account                      MFS-Registered Trademark- Emerging Growth Series
                                                              of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Investors Growth Stock Series Sub-Account               MFS-Registered Trademark- Investors Growth Stock
  (formerly MFS Growth Series Sub-Account)                    Series (formerly MFS-Registered Trademark- Growth
                                                              Series) of the MFS-Registered Trademark- Variable
                                                              Insurance Trust-SM-
  MFS Investors Trust Series Sub-Account                      MFS-Registered Trademark- Investors Trust Series
  (formerly MFS Growth with Income Series Sub-Account)        (formerly MFS-Registered Trademark- Growth with
                                                              Income Series) of the MFS-Registered Trademark-
                                                              Variable Insurance Trust-SM-
  MFS Total Return Series Sub-Account                         MFS-Registered Trademark- Total Return Series of
                                                              the MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  Franklin Small Cap Fund Sub-Account                         Class 2 shares of the Franklin Small Cap Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust ("Franklin Small Cap Fund")
  Franklin Strategic Income Securities Fund Sub-Account       Class 1 shares of the Franklin Strategic Income
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust ("Franklin Strategic
                                                              Income Securities Fund")
  Mutual Shares Securities Fund Sub-Account                   Class 2 shares of Mutual Shares Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust ("Mutual Shares Securities Fund")


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Templeton Developing Markets Securities Fund Sub-Account    Class 1 shares of Templeton Developing Markets
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust ("Templeton Developing
                                                              Markets Securities Fund")
  Templeton Growth Securities Fund Sub-Account                Class 2 shares of the Templeton Growth Securities
                                                              Fund of the Franklin Templeton Variable Insurance
                                                              Products Trust ("Templeton Growth Securities
                                                              Fund")


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2001

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     5
----------------------------------------------------------------------
FEE TABLES                                                        7
----------------------------------------------------------------------
ABOUT US                                                         12
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    12
----------------------------------------------------------------------
  Separate Account VL II                                         12
----------------------------------------------------------------------
  The Portfolios                                                 12
----------------------------------------------------------------------
  The Fixed Account                                              16
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           16
----------------------------------------------------------------------
YOUR POLICY                                                      18
----------------------------------------------------------------------
PREMIUMS                                                         20
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 21
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              22
----------------------------------------------------------------------
LOANS                                                            22
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          23
----------------------------------------------------------------------
TAXES                                                            24
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                27
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        28
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              29
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

x  LEVEL OPTION: The death benefit equals the current Face Amount.

x RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy;

x RETURN OF PREMIUM OPTION: The death benefit is the current Face Amount plus the total of your premium payments, however, it will be no more than the current Face Amount plus $2.5 million.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

DEATH BENEFIT GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Death Benefit Guarantee your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Death Benefit Guarantee feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

When you apply for the policy you choose what percentage of the total face amount that is covered by the Death Benefit Guarantee. The Death Benefit Guarantee period is the maximum number of policy years that the Death Benefit Guarantee is available on the policy. The Death Benefit Guarantee period is individualized based on the issue ages, sexes and risk classes of the insureds and is provided in the policy. In order to maintain the Death Benefit Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and indebtedness, must exceed the Cumulative Death Benefit Guarantee Premium. The Death Benefit Guarantee is not available in the states of Maryland or New Jersey.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 35 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium pays for three things. It pays for life insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per month. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Taxes."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Sales Charge            When you pay premium.                6% of premium
Premium Tax Charge      When you pay premium.                A percent of premium which varies
                                                             by your state and municipality of
                                                             residence. The range of premium tax
                                                             charge is generally between 0% and
                                                             4%.
                                                             This rate will change if your state
                                                             or municipality changes its premium
                                                             tax charges. It may change if you
                                                             change your state or municipality
                                                             of residence.
Surrender Charges       When you surrender your policy.      Surrender charge varies by policy
                        When you make certain Face Amount    year and equals a percentage times
                        decreases.                           the sum of two components: the
                        When you take certain withdrawals.   sales surrender charge and the
                                                             underwriting surrender charge. The
                                                             sales surrender charge equals the
                                                             Death Benefit Guarantee Premium. In
                                                             Maryland and New Jersey, the sales
                                                             surrender charge is individualized
                                                             and based on the initial Face
                                                             Amount and the insureds' issue
                                                             ages, sexes, insurance classes and
                                                             standard ratings. The underwriting
                                                             surrender charge equals $1 per
                                                             $1000 of initial face amount, but
                                                             is at least $500 and no more than
                                                             $3000.
                                                             The percentage by policy years is
                                                             as follows:
                                                             POLICY YEAR           PERCENTAGE
                                                                  1                   70%
                                                                  2                   70%
                                                                  3                   70%
                                                                  4                   60%
                                                                  5                   50%
                                                                  6                   40%
                                                                  7                   30%
                                                                  8                   20%
                                                                  9                   10%
                                                                  10 and after           0%
Face Amount             Each month for 12 months beginning   1/12 of $1 per month per thousand
Increase Fee            on the effective date of any         of Face Amount increase.
                        unscheduled increase in Face Amount  Monthly fees charged will not be
                        you request.                         less than 1/12 of $500 and will not
                                                             exceed 1/12 of $3,000.
Transfer Fees           When you make a transfer after the   $25 per transfer.
                        first transfer in any month.
Withdrawal Fee          When you take a withdrawal.          $10 per withdrawal.


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Sales Charge                             All
Premium Tax Charge                       All
Surrender Charges       Policies surrendered during the first
                        nine policy years.
                        Policies where the Face Amount is
                        reduced below the initial Face Amount
                        during the first nine policy years.
Face Amount             Policies where the owner has made an
Increase Fee            unscheduled increase.
Transfer Fees           Those policies with more than one
                        transfer per month.
Withdrawal Fee          Those policies where the owner has
                        made a withdrawal.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Cost of Insurance       Monthly.                             The charge is the maximum cost of
Charges                                                      insurance rate times the net amount
                                                             at risk. Maximum cost of insurance
                                                             rates are individualized, depending
                                                             on the insureds' issue ages, sexes,
                                                             insurance classes, substandard
                                                             ratings, and age of the policy.
Mortality and Expense   Monthly.                             PER THE SUB-ACCOUNT ACCUMULATED
Risk Charge                                                  VALUE:
                                                             - 1/12 of 0.75% per month for
                                                             policy years 1-10.
                                                             - 1/12 of 0.60% per month after the
                                                               10th policy year.
                                                             PER $1000 OF INITIAL FACE AMOUNT
                                                             DURING THE FIRST 10 POLICY YEARS:
                                                             - individualized based on issue
                                                             ages and Death Benefit Guarantee
                                                               Amount.
                                                             - in Maryland and New Jersey,
                                                               individualized based on issue
                                                               ages and initial Face Amount. In
                                                               Maryland, this charge is known as
                                                               an Administrative Charge.
Administrative Charge   Monthly.                             YEARS 1-5:
                                                             $30
                                                             YEARS 6+:
                                                             $10
                                                             In New Jersey, this charge is $30
                                                             per month for all years.
Rider Charges           Monthly.                             Individualized based on optional
                                                             rider selected.


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance                        All
Charges
Mortality and Expense                    All
Risk Charge
Administrative Charge                    All
Rider Charges           Only those policies with benefits
                        provided by rider.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the actual fees and expenses charged by the Funds for the year ended December 31, 2000. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



ANNUAL FUND OPERATING EXPENSES



                                                                           12B-1 DISTRIBUTION              TOTAL FUND
                                                              MANAGEMENT    AND/OR SERVICING     OTHER     OPERATING
                                                                 FEES             FEES          EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT
  SERIES:
Money Market Portfolio                                          0.50%             0.25%          0.05%        0.80%
---------------------------------------------------------------------------------------------------------------------
Diversified Income Portfolio                                    0.40%             0.25%          0.07%        0.72%
---------------------------------------------------------------------------------------------------------------------
Balanced Growth Portfolio                                       0.60%             0.25%          0.04%        0.89%
---------------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                             0.65%             0.25%          0.04%        0.94%
---------------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                                       0.60%             0.25%          0.03%        0.88%
---------------------------------------------------------------------------------------------------------------------
Value-Added Market Portfolio                                    0.50%             0.25%          0.04%        0.79%
---------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                                0.80%             0.25%          0.08%        1.13%
---------------------------------------------------------------------------------------------------------------------
American Opportunities Portfolio                                0.61%             0.25%          0.03%        0.89%
---------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Portfolio                                        0.75%             0.25%          0.04%        1.04%
---------------------------------------------------------------------------------------------------------------------
Global Equity Portfolio                                         1.00%             0.25%          0.06%        1.31%
---------------------------------------------------------------------------------------------------------------------
Developing Growth Portfolio                                     0.50%             0.25%          0.06%        0.81%
---------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
High Yield Portfolio (1)                                        0.50%              N/A           0.54%        1.04%
---------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio (1)                                     0.75%              N/A           0.52%        1.27%
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio (1)                             0.80%              N/A           0.81%        1.61%
---------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio (1)                           1.25%              N/A           0.71%        1.96%
---------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio (1)                                      0.40%              N/A           0.49%        0.89%
---------------------------------------------------------------------------------------------------------------------
Active International Allocation Portfolio (1)                   0.80%              N/A           1.26%        2.06%
---------------------------------------------------------------------------------------------------------------------
Technology Portfolio (1)                                        0.80%              N/A           0.56%        1.36%
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
Strategic Stock Portfolio (2) (10)                              0.50%             0.25%          0.53%        1.28%
---------------------------------------------------------------------------------------------------------------------
Enterprise Portfolio (10)                                       0.50%             0.25%          0.10%        0.85%
---------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES:
American Funds Global Growth Fund                               0.66%             0.25%          0.04%        0.95%
---------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund                 0.80%             0.25%          0.06%        1.11%
---------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                                      0.36%             0.25%          0.02%        0.63%
---------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                               0.34%             0.25%          0.01%        0.60%
---------------------------------------------------------------------------------------------------------------------
American Funds International Fund                               0.54%             0.25%          0.05%        0.84%
---------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
MFS-Registered Trademark- Capital Opportunities Series (3)      0.75%              N/A           0.16%        0.91%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series (3)            0.75%              N/A           0.10%        0.85%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock Series
  (formerly MFS-Registered Trademark- Growth Series) (3)(4)     0.75%              N/A           0.16%        0.91%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series (formerly
  MFS-Registered Trademark- Growth with Income Series) (3)      0.75               N/A           0.12         0.87%
---------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series (3)               0.75               N/A           0.15%        0.90%
---------------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                                                           12B-1 DISTRIBUTION              TOTAL FUND
                                                              MANAGEMENT    AND/OR SERVICING     OTHER     OPERATING
                                                                 FEES             FEES          EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Small Cap Fund -- Class 2 (6) (7) (8)                  0.53%             0.25%          0.28%        1.06%
---------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1 (8)(9)     0.34%              N/A           0.41%        0.75%
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (6)                    0.60%             0.25%          0.20%        1.05%
---------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -- Class 1         1.25%              N/A           0.31%        1.56%
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2 (5) (6)             0.81%             0.25%          0.06%        1.12%
---------------------------------------------------------------------------------------------------------------------



(1) The Management Fee and Other Expenses have been reduced to reflect a voluntary waiver of a portion or all of the Management Fee and the reimbursement of Other Expenses by the portfolio's adviser. The adviser may terminate this voluntary waiver at any time at its sole discretion. Including such reductions, expenses would be as follows:



                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
PORTFOLIO                                                     MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
High Yield                                                         0.26%         0.54%        0.80%
-----------------------------------------------------------------------------------------------------
Mid-Cap Value                                                      0.53%         0.52%        1.05%
-----------------------------------------------------------------------------------------------------
Emerging Markets Debt                                              0.59%         0.81%        1.40%
-----------------------------------------------------------------------------------------------------
Emerging Markets Equity                                            1.09%         0.71%        1.80%
-----------------------------------------------------------------------------------------------------
Fixed Income                                                       0.21%         0.49%        0.70%
-----------------------------------------------------------------------------------------------------
Active International Allocation                                    0.00%         1.15%        1.15%
-----------------------------------------------------------------------------------------------------
Technology Portfolio                                               0.59%         0.56%        1.15%
-----------------------------------------------------------------------------------------------------



(2) With respect to the Strategic Stock Portfolio, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Including the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would be:



                                                                     12B-1 DISTRIBUTION              TOTAL FUND
                                                        MANAGEMENT    AND/OR SERVICING     OTHER     OPERATING
PORTFOLIO                                                  FEES             FEES          EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Strategic Stock                                           0.50%             0.25%          0.16%        0.91%
---------------------------------------------------------------------------------------------------------------



(3) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Fund Operating Expenses would be lower for certain series and would equal:



                                                                     12B-1 DISTRIBUTION              TOTAL FUND
                                                      MANAGEMENT      AND/OR SERVICING     OTHER     OPERATING
                                                         FEES               FEES          EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series                                                0.75%                N/A           0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series        0.75%                N/A           0.09%        0.84%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                0.75%                N/A           0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series        0.75%                N/A           0.11%        0.86%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series           0.75%                N/A           0.14%        0.89%
---------------------------------------------------------------------------------------------------------------



(4) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for this series, after taking into account the expense offset arrangement described above. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. Without these reductions, Total Fund Operating Expenses would have been:



                                                                     12B-1 DISTRIBUTION              TOTAL FUND
                                                        MANAGEMENT    AND/OR SERVICING     OTHER     OPERATING
                                                           FEES             FEES          EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                  0.75%              N/A           0.17%        0.92%
---------------------------------------------------------------------------------------------------------------



(5) The Fund administration fee is paid indirectly through the Management Fee.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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(6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.



(7) Total Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.



(8) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses are:



                                                                     12B-1 DISTRIBUTION              TOTAL FUND
                                                        MANAGEMENT    AND/OR SERVICING     OTHER     OPERATING
                                                           FEES             FEES          EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2                        0.49%             0.25%          0.28%        1.02%
---------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1      0.34%              N/A           0.41%        0.75%
---------------------------------------------------------------------------------------------------------------



(9) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.



(10) Under the Distribution Plan and Service Plan, the Portfolio may spend up to a total of 0.35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Distribution Plan and Service Plan to 0.25% per year of the Portfolio's average daily net assets with respect to Class II Shares.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/00        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                      12/1/00        AA+      Financial strength
--------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL II

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL II. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL II was established on September 30, 1994 under the laws of Connecticut.

THE PORTFOLIOS

The underlying investment for the Contracts are shares of the portfolios or funds of Morgan Stanley Dean Witter Select Dimensions Investment Series, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust, American Funds Insurance Series, MFS-Registered Trademark- Variable Insurance Trust-SM-, and Franklin Templeton Variable Insurance Products Trust, all open-ended management investment companies. The underlying portfolios or funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.


We do not guarantee the investment results of any of the underlying portfolios or funds. Since each underlying portfolio has different investment objectives, each is subject to different risks. These risks and the portfolio's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.



MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:



MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), repurchase agreements and high grade corporate debt obligations maturing in thirteen months or less.



DIVERSIFIED INCOME PORTFOLIO -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.



BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 25% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.



UTILITIES PORTFOLIO -- Seeks to provide both capital appreciation and current income.



DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.



VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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Composite Stock Price Index. The Portfolio's investment manager will adjust the Portfolio's investment securities at least annually to maintain an approximate equal weighting of each S&P 500 stock.



GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies having stock market values or capitalizations of at least $1 billion.



AMERICAN OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to have attractive earnings growth potential and that the investment manager believes will have the relative earnings growth potential over the projected economic outlook.



MID-CAP EQUITY PORTFOLIO (FORMERLY NAMED MID-CAP GROWTH PORTFOLIO) -- Seeks long-term capital growth by investing primarily in equity securities of medium sized companies (that is, companies whose equity market capitalization falls within the range of companies comprising the S & P 400 Index).



GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.



DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:



HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities.



MID CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The Portfolio purchases stocks that typically do not pay dividends.



EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers located in emerging market countries. The Investment Adviser seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, the Investment Adviser seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each county.



EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries. The Investment Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and management with strong shareholder value orientation.



FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds").



ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the investment adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad-market indices. The Investment Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Investment Adviser capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation; (ii) fundamental change; and (iii) market momentum/technicals.



TECHNOLOGY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the Investment Adviser expects will benefit from their involvement in technology and technology-related industries. The Investment Adviser seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and investing primarily in companies the Investment Adviser believes are positioned to benefit materially from these trends.



VAN KAMPEN LIFE INVESTMENT TRUST:



STRATEGIC STOCK PORTFOLIO -- Seeks an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objective by investing in a portfolio of high dividend yielding equity securities of companies included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.



AMERICAN FUNDS INSURANCE SERIES:



AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.



AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.



AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.



AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.



MFS VARIABLE INSURANCE TRUST:



MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.



MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.



MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.



MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.



MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:



FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by investing in equity securities of U.S. small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.



FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation as a secondary goal, by investing primarily in U.S. and non-U.S. debt securities, including lower-rated junk bonds, government securities, mortgage and other asset-backed securities, convertible securities and preferred stock.



MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by investing in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.



TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by investing primarily in emerging market equity securities.



TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by investing in equity securities of companies of any nation, including those in the U.S. and emerging markets.



INVESTMENT ADVISERS -- Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), a Delaware Corporation, whose address is Two World Trade Center, New York, New York 10048, is the Investment Manager for the Money Market Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Opportunities Portfolio, the Mid-Cap Equity Portfolio, the Global Equity Portfolio, and the Developing Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Morgan Stanley Dean Witter Portfolios"). MSDW Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). Morgan Stanley Dean Witter Portfolios offer both Class X and Class Y shares. Only Class Y shares are available in this Contract.



MSDW Advisors provides administrative services, manages the Morgan Stanley Dean Witter Portfolios' business affairs and manages the investment of the Morgan Stanley Dean Witter Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MSDW Advisors has retained Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Dean Witter Portfolios. For its services, the Morgan Stanley Dean Witter Portfolios pay MSDW Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MSDW Advisors and the respective fees of the Morgan Stanley Dean Witter Portfolios.



With regard to the Mid-Cap Equity Portfolio and the Emerging Markets Portfolio, TCW Investment Management Company ("TCW"), under a Sub-Advisory Agreement with MSDW Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MSDW Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.



With regard to the Growth Portfolio, Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), under a Sub-Advisory Agreement with MSDW Advisors, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

MSDW Advisors. MSDW Investment Management, like MSDW Advisors, is a wholly-owned subsidiary of MSDW. MSDW Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.



In addition to acting as the Sub-Adviser for the Growth Portfolio, MSDW Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, Active International Allocation Portfolio, and Technology Portfolio. As the investment adviser, MSDW Investment Management, provides investment advice and portfolio management services for the Emerging Markets Debt, Emerging Markets Equity, Active International Allocation and Technology Portfolios, subject to the supervision of The Universal Institutional Fund's Board of Directors.



The investment adviser for the High Yield Portfolio, Fixed Income Portfolio, and the Mid Cap Value Portfolio is Miller Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment advisory services to employee benefit plans, endowment portfolios, foundations and other institutional investors and has served as an investment adviser to several open-end investment companies. MAS is an indirect wholly-owned subsidiary of MSDW.



The Investment Adviser with respect to the Strategic Stock Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $97 billion under management or supervision as of December 31, 2000. Van Kampen Investments Inc.'s more than 50 open-end and 39 closed-end funds and more than 2,700 unit investment trusts are distributed by authorized dealers nationwide. The Van Kampen Life Investment Trust offers Class I and Class II shares. Only Class II shares are available in this Contract.



American Fund Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund and American Funds International Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Contract invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.



MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark-Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.



Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Contract, except that Class 1 shares of Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund are available. The investment manager of Franklin Small Cap Fund and Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at 777 Mariners Island Blvd. P.O. Box 7777, San Mateo, California 94403-777. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
the same proportion as shares for which we received instructions.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.5% per year. We are not obligated to, but may, credit more than 3.5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.5%.

The Fixed Account is not available in New Jersey or Texas.

CHARGES AND DEDUCTIONS
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DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a sales load from each premium you pay. The current sales load is 4% of premium. The maximum sales load under the policy is 6% of premium.

PREMIUM TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- any Face Amount increase fee;

- any charges for additional benefits provided by rider;

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first 5 years of the policy, the charge is $30 per month. After 5 years, the charge is $10 per month. In New Jersey, this charge is $30 per month for all years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. There are two components to the mortality and expense risk charge. Part of the charge is assessed according to your Account Value attributable to the Sub-Accounts, and the other part is assessed based on the initial Face Amount of your policy. The mortality and expense risk charge each month is equal to the sum of (a) and (b) where

(a) equals:

- the monthly accumulated value mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

and

(b) equals:

- the monthly mortality and expense risk rate per $1,000; multiplied by

- the initial Face Amount; divided by

- $1,000.

During the first 10 years, the current and maximum accumulated value mortality and expense risk rate is 1/12 of 0.75% per month. Thereafter, the maximum is 1/12 of 0.60% per month. After the 10th policy year, the current accumulated value mortality and expense risk rate is 1/12 of 0.50% per month on the first $1,000,000 of accumulated value in the Sub-Accounts plus 1/12 of 0.25% per month on the accumulated value in the Sub-Accounts that exceeds $1,000,000. The maximum rate is 1/12 of 0.60% per month.

During the first 10 years, the Face Amount mortality and expense risk rate per $1,000 of initial Face Amount is individualized based on issue ages and death benefit guarantee, and is provided in the policy. In Maryland and New Jersey this charge is individualized based on issue ages and initial Face Amount and is provided in the policy. Thereafter, there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy-Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

- you surrender your policy;

- you decrease the Face Amount to an amount lower than it has ever been; or

- you take a withdrawal that causes the Face Amount to fall below the lowest previous Face Amount.

The amount of surrender charge is individualized based on your issue ages, sexes, insurance classes, duration, Face Amount and Death Benefit Guarantee Amount. In Maryland and New Jersey the Death Benefit Guarantee amount is not taken into account in the determination of the Surrender Charge. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount." The amount of surrender charge varies by policy year and equals a percentage times the sum of two components: the sales surrender charge and the underwriting surrender charge. The sales surrender charge equals the Death Benefit Guarantee Premium. In Maryland and New Jersey the sales Surrender Charge is based on the initial Face Amount. The underwriting surrender charge equals $1 per $1000 of initial face amount, but is at least $500 and no more than $3000.

The percentage by policy years is as follows:

POLICY YEAR     RATE
--------------------------
 1              70%
--------------------------
 2              70%
--------------------------
 3              70%
--------------------------
 4              60%
--------------------------
 5              50%
--------------------------
 6              40%
--------------------------
 7              30%
--------------------------
 8              20%
--------------------------
 9              10%
--------------------------
 10 and
 after           0%
--------------------------

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- ESTATE TAX REPEAL BENEFIT RIDER -- This rider will be available until December 31, 2001. The rider allows you to terminate the policy and receive an enhanced Cash Value if a federal tax law enacted on or before December 31, 2001 repeals the federal Estate Tax and a full repeal of the federal Estate Tax is effective on or before December 31, 2010. The amount you receive under this rider is reduced by any outstanding Indebtedness. The cost for this rider is $500.


- LAST SURVIVOR YEARLY RENEWABLE TERM INSURANCE RIDER -- We will pay the term life insurance benefit upon receipt of proof of death of the last surviving insured. You can add the Last Survivor Yearly Renewable Term Insurance Rider to your policy to increase its Face Amount. Your current charges for your policy with the Last Survivor Yearly Renewable Term Insurance Rider will be lower than the current charges that you would pay for a single policy with an equal Face Amount. However, the Last Survivor Yearly Renewable Term Insurance Rider is not covered by your policy's No-Lapse Guarantee.



- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce or certain changes in the federal tax laws. There is no charge for this rider.


- ESTATE PROTECTION RIDER -- We will pay a term insurance benefit on proof of the death of the last surviving insured.

- SINGLE LIFE YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- We will pay the term life insurance benefit upon proof of death of the insured.


Riders may not be available in all states.


SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date:

- the death benefit will be reduced to the Account Value;

- the Account Value, if any, will continue to fluctuate with investment performance

- any loans will continue to accrue interest and become part of Indebtedness

- no future Monthly Deduction Amounts will be deducted

- no further premium payments will be accepted.

All additional benefits provided by rider will deem to have terminated at the scheduled maturity date.

Otherwise, the policy will terminate on the scheduled maturity date.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

PREMIUMS
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APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Sub-Account on the later of the policy date or the date we receive your premium payment.

We will then allocate the Account Value in the Hartford Money Market Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in your policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e. with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
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DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select, the minimum death benefit provision, and whether or not the Death Benefit Guarantee is in effect.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

- Under Option A, the current Face Amount.

- Under Option B, the current Face Amount plus the Account Value on the date we receive due proof of the last surviving insured's death.

- Under Option C, the current Face Amount plus the lesser of: (a) the sum of the premiums paid; or (b) $2.5 million.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. You may change Option C or Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Account Value. Any resulting decrease in the Face Amount may be subject to a partial surrender charge.

MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Account Value                     46,500     34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------
 Death Benefit Option               Level      Level
--------------------------------------------------------

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, you decrease your Face Amount to an amount lower than it has ever been, a partial surrender charge will be assessed.

The surrender charge assessed will be:

- the surrender charge applicable to the then current policy year, if any; multiplied by

- the percentage described below.

The percentage will be determined by:

- subtracting the new Face Amount from the lowest previous Face Amount; and

- dividing that difference by the lowest previous Face Amount.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
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SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender,or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Surrender Value on the date we grant a loan. The minimum loan amount that we will allow is $500.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.5%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                           INTEREST RATE
                          PORTION OF          CHARGED
 DURING POLICY YEARS     INDEBTEDNESS    EQUALS 3.5% PLUS:
----------------------------------------------------------
        1-10                 All                2%
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    11 and later          Preferred             0%
                        Non-Preferred           1%
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LAPSE AND REINSTATEMENT
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During the first policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

During the second policy year, the policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness less 1/2 of the surrender charge for the second policy year is not sufficient to cover the Monthly Deduction Amount.

During the third policy year and thereafter, the policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts as of the day the policy grace period began. That notice will be mailed both to you on the first day the policy goes into default, at your last know address, and to any assignee of record.

GRACE PERIOD -- We will keep your policy in force for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

DEATH BENEFIT GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the Death Benefit Guarantee is available, as described below.

The Death Benefit Guarantee is available as long as:

- the policy is in the Death Benefit Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative Death Benefit Guarantee Premium.

The Death Benefit Guarantee Period is determined at issue, based on each insured's age, sex and risk classification. Some states may limit the maximum length of the Death Benefit Guarantee Period. In Massachusetts, the maximum length of the Death Benefit Guarantee Period is five (5) years. The Cumulative Death Benefit Guarantee Premium is the premium required to maintain the Death Benefit Guarantee.

If the Death Benefit Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the policy grace period, the Death Benefit Guarantee will then go into effect. The policy will remain in force, however:

- all riders will terminate;

- the Death Benefit Option becomes Level;

- the Face Amount will be reduced to the Death Benefit Guarantee Amount; and

- any future scheduled increases in the Face Amount will be canceled.

The Death Benefit Guarantee Amount is the amount selected by you at the time you apply for the policy. It is the death benefit while the Death Benefit Guarantee is in effect.

As long as the policy remains in default and the Death Benefit Guarantee is available, the Death Benefit Guarantee will remain in effect on each subsequent Monthly Activity Dates. You may be required to make premium payments to keep the Death Benefit Guarantee available, as described above.

If during the Death Benefit Guarantee Period, the Face Amount is decreased below the current Death Benefit Guarantee Amount, the Death Benefit Guarantee Amount will become the new Face Amount. A new monthly Death Benefit Guarantee Premium will be calculated. We will send you a notice of the new Monthly Death Benefit Guarantee Premium, which will be used in calculating the Cumulative Death Benefit Guarantee Premium in subsequent months.

DEATH BENEFIT GUARANTEE GRACE PERIOD -- If, on each Monthly Activity Date during the Death Benefit Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the Cumulative Death Benefit Guarantee Premium on that date, a Death Benefit Guarantee Grace Period of 61 days will begin. We will mail to you and any assignee a notice. That notice will warn you that you are in danger of losing the Death Benefit Guarantee and will tell you the amount of premium you need to pay to continue the Death Benefit Guarantee.

The Death Benefit Guarantee will be removed from the policy if the required premium is not paid by the end of the Death Benefit Guarantee Grace Period. You will receive a written notification of the change and the Death Benefit Guarantee will never again be available or in effect on the policy. If the Death Benefit Guarantee was in effect, the policy will terminate at the end of the Death Benefit Guarantee Grace Period.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within five years from the date the policy lapsed;

- You submit to us satisfactory evidence of insurability;

- any policy Indebtedness is repaid or carried over to the reinstated policy;
  and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.

TAXES
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GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT


The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. (See "Accumulation Unit Values"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.


Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

Although Hartford believes that the Last Survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the Insureds. A policy split may have adverse tax consequences. It is not clear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the last surviving insured. If the Maturity Date of the policy is extended by rider, Hartford believes the policy will continue to be treated as a life insurance contract for Federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's contract value is generally not taxable to the owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If there is a total withdrawal from the policy, then the surrender value will be includible in the owner's income to the extent that the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or such other amounts deemed to be distributed) from the policy constitute income to the owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either:
(i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC, then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.

ESTATE AND GENERATION-SKIPPING TAXES

When the last surviving Insured dies, the Death Proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the policy owner was not the last surviving Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (for 2001) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.


If the policy owner (whether or not he or she is an Insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million as adjusted for inflation. Because these rules are complex, the policy owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS


IRS recently published Notice 2001-10 addressing the taxation of split dollar arrangements with life contracts. The Notice modified and revoked certain revenue rulings and was intended to provide interim guidance pending further action. In the Notice, among other things, the IRS indicated that generally employer payments in a split dollar arrangement must be treated either (1) as a loan from employer to employee, (2) as taxable compensation to the employee or
(3) as an employer investment in the contract. The Notice also indicates that similar principles should apply to split dollar arrangements in contexts other than employer/employee arrangements. The IRS has requested comments on the issues raised in the Notice and on any other issue of split dollar taxation for which further guidance is needed. Therefore, purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.


FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the policy owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective policy owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NON-RESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
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There are no pending material legal proceedings to which the Separate Account is a party.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

DEATH BENEFIT GUARANTEE AMOUNT: a benefit amount selected by you at the time you apply for the policy. This is the death benefit that will apply to your policy while the Death Benefit Guarantee is in effect.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life and Annuity Insurance Company, sometimes referred to as "Hartford."

YOU, YOUR: the owner of the policy.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT VL II

This Statement of Additional Information is not a prospectus. To obtain a prospectus, write us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2001


DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2001

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS


                                                                PAGE
                                                              --------
GENERAL INFORMATION AND HISTORY                                  3
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SERVICES                                                         5
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EXPERTS                                                          5
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DISTRIBUTION OF THE POLICIES                                     5
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ADDITIONAL INFORMATION ABOUT CHARGES                             6
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ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
  SURRENDER VALUES                                               7
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FINANCIAL STATEMENTS                                            SA-1
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STATEMENT OF ADDITIONAL INFORMATION                                            3
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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.


The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:



                        EXECUTIVE OFFICERS AND DIRECTORS



NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
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David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)
Peter W. Cummins       Senior Vice President (1997-present), Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1997-Present), Vice President
                       (1989-1997), Hartford Life Insurance Company
Patrice Kelly-Ellis    Vice President (1999-present), Assistant Vice President
                       (1995-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1995-2000),
                       Hartford Life and Annuity Insurance Company
Timothy M. Fitch       Vice President & Actuary (1995-Present), Hartford Life
                       Insurance Company; Vice President & Actuary (1997-present),
                       Assistant Vice President & Actuary (1995-1997), Hartford
                       Life and Annuity Insurance Company
Mary Jane B. Fortin    Vice President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life Insurance Company; Vice President & Chief
                       Accounting Officer (1998-Present), Assistant Vice President
                       & Chief Accounting Officer (1998), Hartford Life and Annuity
                       Insurance Company, Vice President & Chief Accounting Officer
                       (1998-present), Servus Life Insurance Company, Vice
                       President & Chief Accounting Officer (1998-present), Hart
                       Life Insurance Company
David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice President
                       & Actuary (1995-1998), Director (1999-present), Hartford
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1998-present), Director (1999-present), Servus Life
                       Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company
Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company
Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company
Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1998-present), Hartford
                       Life Insurance Company; Vice President (1995-1997),
                       Providian Insurance
Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company
David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company
Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred
Thomas M. Marra        Director (1994-present), President (2000-present), Executive
                       Vice President (1997-2000), Senior Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Director (1994-Present), President (2000-present), Executive
                       Vice President (1995-2000), Hartford Life Insurance Company;
                       Director (1998-present), President (2000-present), Servus
                       Life Insurance Company; Director (1995-present), President
                       (2000-present), Hart Life Insurance Company
Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services
Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company
Deanne Osgood          Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Milliman & Robertson (1996-1999)
Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company
Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company
Lowndes A. Smith       Director (1985-present), Chairman of the Board
                       (2000-present), Chief Executive Officer (1995-present),
                       President (1989-2000), Hartford Life and Annuity Insurance
                       Company; Director (1985-Present), Chairman of the Board
                       (2000-present), Chief Executive Officer (2000-present),
                       President (1989-Present), Chief Executive Officer
                       (1997-Present), Chief Operating Officer (1989-1997),
                       Hartford Life Insurance Company; Chairman of the Board and
                       Chief Executive Officer (2000-present), President & Chief
                       Executive Officer (1997-2000), President & Chief Operating
                       Officer (1995-1997), Director (1995-present), Hart Life
                       Insurance Company; Director (1998-present), Chairman of the
                       Board & Chief Executive Officer (2000-present), President
                       (1998-2000), Servus Life Insurance Company
Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)
David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company



Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, and 5% of any excess. In Policy Years 2 through 10, such sales commission will not exceed 5.5% of premiums paid. Thereafter, agent commissions will not exceed 2% of premiums paid. Sales commissions may be less for premiums attributable to Supplemental Face Amount. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's second Policy Anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:

NAME                        POSITIONS AND OFFICES
--------------------------------------------------------------------
 David A. Carlson           Vice President
--------------------------------------------------------------------
 Peter W. Cummins           Senior Vice President
--------------------------------------------------------------------
 David T. Foy               Treasurer
--------------------------------------------------------------------
 J. Richard Garrett         Vice President
--------------------------------------------------------------------
 George R. Jay              Controller
--------------------------------------------------------------------
 Robert A. Kerzner          Executive Vice President, Director
--------------------------------------------------------------------
 Joseph F. Mahoney          Executive Vice President
--------------------------------------------------------------------
 Thomas M. Marra            President, Director
--------------------------------------------------------------------
 Christine Hayer Repasy     Senior Vice President, General Counsel
                             and Corporate Secretary, Director
--------------------------------------------------------------------
 Lowndes A. Smith           Chief Executive Officer
--------------------------------------------------------------------
 John C. Walters            Executive Vice President
--------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The maximum sales load under the policy is 6% of premium in order to cover expenses related to the sale and distribution of the Policy.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate the way in which a Policy operates. They show how the Death Benefit, Account Values and Cash Surrender Values could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume the following: (a) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $500,000, and a premium of $10,000.00 paid in all years; (b) a male, preferred non-nicotine, age 55, and a female, preferred non-nicotine, age 55, with $1,000,000 of Face Amount, a Death Benefit Guarantee Amount of $1,000,000, and a premium of $20,000.00 paid in all years.

The Death Benefit, Account Value and Cash Surrender Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.

The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits, Account Values and Cash Surrender Values would change if current Cost of Insurance charges change.


The amounts shown for the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.97% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.97% average daily charge) of -0.97%, 5.03% and 11.03%, respectively.


In addition, the Death Benefits, Account Values and Cash Surrender Values as of the end of each Policy Year take into account the front-end sales load, premium tax charge (assumed to be 1.75% in these illustrations), Cost of Insurance charge, monthly administrative fee, and mortality and expense risk charge.

The hypothetical returns shown in the tables are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0%, 6%, 12%, respectively, to cover any tax charges.

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.

Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, Face Amount or initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.03% NET)



                                                  CURRENT CHARGES                     GUARANTEED CHARGES
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
       POLICY           AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  21,000         16,566       2,444    1,000,000      16,126       2,003    1,000,000
          2                  43,050         34,809      20,687    1,000,000      33,772      19,650    1,000,000
          3                  66,203         54,904      40,782    1,000,000      53,075      38,952    1,000,000
          4                  90,513         77,034      64,929    1,000,000      74,177      62,072    1,000,000
          5                 116,038        101,399      91,312    1,000,000      97,236      87,149    1,000,000
          6                 142,840        128,486     120,416    1,000,000     122,674     114,604    1,000,000
          7                 170,982        158,301     152,249    1,000,000     150,442     144,390    1,000,000
          8                 200,531        191,117     187,082    1,000,000     180,728     176,693    1,000,000
          9                 231,558        227,229     225,212    1,000,000     213,734     211,716    1,000,000
         10                 264,136        266,964     266,964    1,000,000     249,684     249,684    1,000,000
         11                 298,343        315,478     315,478    1,000,000     293,061     293,061    1,000,000
         12                 334,260        369,045     369,045    1,000,000     340,468     340,468    1,000,000
         13                 371,973        428,193     428,193    1,000,000     392,336     392,336    1,000,000
         14                 411,571        493,504     493,504    1,000,000     449,171     449,171    1,000,000
         15                 453,150        565,631     565,631    1,000,000     511,551     511,551    1,000,000
         16                 496,807        645,298     645,298    1,000,000     580,155     580,155    1,000,000
         17                 542,648        733,309     733,309    1,000,000     655,799     655,799    1,000,000
         18                 590,780        830,574     830,574    1,000,000     739,484     739,484    1,000,000
         19                 641,319        938,110     938,110    1,022,540     832,502     832,502    1,000,000
         20                 694,385      1,056,983   1,056,983    1,130,972     936,540     936,540    1,002,098

         25               1,002,269      1,871,748   1,871,748    1,965,335   1,643,271   1,643,271    1,725,434
         30               1,395,216      3,220,853   3,220,853    3,381,896   2,761,915   2,761,915    2,900,010
----------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.03% NET)



                                                  CURRENT CHARGES                     GUARANTEED CHARGES
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  21,000         15,570       1,448    1,000,000      15,153       1,031    1,000,000
          2                  43,050         31,787      17,665    1,000,000      30,829      16,706    1,000,000
          3                  66,203         48,685      34,562    1,000,000      47,029      32,906    1,000,000
          4                  90,513         66,285      54,180    1,000,000      63,750      51,645    1,000,000
          5                 116,038         84,610      74,523    1,000,000      80,986      70,899    1,000,000
          6                 142,840        103,940      95,871    1,000,000      98,969      90,899    1,000,000
          7                 170,982        124,056     118,004    1,000,000     117,442     111,389    1,000,000
          8                 200,531        144,982     140,947    1,000,000     136,363     132,328    1,000,000
          9                 231,558        166,740     164,723    1,000,000     155,683     153,665    1,000,000
         10                 264,136        189,351     189,351    1,000,000     175,337     175,337    1,000,000
         11                 298,343        217,295     217,295    1,000,000     199,230     199,230    1,000,000
         12                 334,260        246,459     246,459    1,000,000     223,549     223,549    1,000,000
         13                 371,973        276,890     276,890    1,000,000     248,249     248,249    1,000,000
         14                 411,571        308,633     308,633    1,000,000     273,276     273,276    1,000,000
         15                 453,150        341,741     341,741    1,000,000     298,556     298,556    1,000,000
         16                 496,807        376,265     376,265    1,000,000     323,980     323,980    1,000,000
         17                 542,648        412,252     412,252    1,000,000     349,398     349,398    1,000,000
         18                 590,780        449,759     449,759    1,000,000     374,612     374,612    1,000,000
         19                 641,319        488,839     488,839    1,000,000     399,399     399,399    1,000,000
         20                 694,385        529,552     529,552    1,000,000     423,536     423,536    1,000,000

         25               1,002,269        760,158     760,158    1,000,000     527,716     527,716    1,000,000
         30               1,395,216      1,047,844   1,047,844    1,100,236     575,219     575,219    1,000,000
----------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                   $1,000,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $20,000 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.97% NET)



                                                  CURRENT CHARGES                     GUARANTEED CHARGES
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  21,000         14,575         453    1,000,000      14,182          60    1,000,000
          2                  43,050         28,889      14,766    1,000,000      28,005      13,883    1,000,000
          3                  66,203         42,949      28,826    1,000,000      41,454      27,332    1,000,000
          4                  90,513         56,754      44,649    1,000,000      54,509      42,404    1,000,000
          5                 116,038         70,301      60,214    1,000,000      67,148      57,061    1,000,000
          6                 142,840         83,835      75,765    1,000,000      79,578      71,508    1,000,000
          7                 170,982         97,102      91,050    1,000,000      91,516      85,464    1,000,000
          8                 200,531        110,097     106,062    1,000,000     102,905      98,870    1,000,000
          9                 231,558        122,810     120,793    1,000,000     113,674     111,657    1,000,000
         10                 264,136        135,230     135,230    1,000,000     123,741     123,741    1,000,000
         11                 298,343        151,534     151,534    1,000,000     136,777     136,777    1,000,000
         12                 334,260        167,555     167,555    1,000,000     148,903     148,903    1,000,000
         13                 371,973        183,286     183,286    1,000,000     160,030     160,030    1,000,000
         14                 411,571        198,714     198,714    1,000,000     170,057     170,057    1,000,000
         15                 453,150        213,832     213,832    1,000,000     178,844     178,844    1,000,000
         16                 496,807        228,625     228,625    1,000,000     186,201     186,201    1,000,000
         17                 542,648        243,069     243,069    1,000,000     191,870     191,870    1,000,000
         18                 590,780        257,140     257,140    1,000,000     195,506     195,506    1,000,000
         19                 641,319        270,805     270,805    1,000,000     196,692     196,692    1,000,000
         20                 694,385        284,021     284,021    1,000,000     194,964     194,964    1,000,000

         25               1,002,269        340,919     340,919    1,000,000     122,182     122,182    1,000,000
         30               1,395,216        366,544     366,544    1,000,000          --          --           --
----------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.03% NET)



                                                  CURRENT CHARGES                     GUARANTEED CHARGES
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  10,500          8,041         552    1,000,000       7,820         332    1,000,000
          2                  21,525         16,887       9,399    1,000,000      16,312       8,824    1,000,000
          3                  33,101         26,627      19,138    1,000,000      25,519      18,031    1,000,000
          4                  45,256         37,344      30,925    1,000,000      35,486      29,067    1,000,000
          5                  58,019         49,129      43,780    1,000,000      46,257      40,908    1,000,000
          6                  71,420         62,349      58,070    1,000,000      58,126      53,847    1,000,000
          7                  85,491         76,879      73,669    1,000,000      70,900      67,690    1,000,000
          8                 100,266         92,840      90,700    1,000,000      84,601      82,461    1,000,000
          9                 115,779        110,367     109,297    1,000,000      99,241      98,171    1,000,000
         10                 132,068        129,601     129,601    1,000,000     114,822     114,822    1,000,000
         11                 149,171        153,280     153,280    1,000,000     133,464     133,464    1,000,000
         12                 167,130        179,393     179,393    1,000,000     153,307     153,307    1,000,000
         13                 185,986        208,188     208,188    1,000,000     174,391     174,391    1,000,000
         14                 205,786        239,931     239,931    1,000,000     196,757     196,757    1,000,000
         15                 226,575        274,922     274,922    1,000,000     220,428     220,428    1,000,000
         16                 248,404        313,492     313,492    1,000,000     245,394     245,394    1,000,000
         17                 271,324        355,998     355,998    1,000,000     271,609     271,609    1,000,000
         18                 295,390        402,845     402,845    1,000,000     298,975     298,975    1,000,000
         19                 320,660        454,477     454,477    1,000,000     327,378     327,378    1,000,000
         20                 347,193        511,393     511,393    1,000,000     356,719     356,719    1,000,000

         25                 501,135        898,043     898,043    1,000,000     518,066     518,066    1,000,000
         30                 697,608      1,539,024   1,539,024    1,615,975     725,261     725,261    1,000,000
----------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.03% NET)



                                                  CURRENT CHARGES                     GUARANTEED CHARGES
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  10,500          7,550          61    1,000,000       7,341           0    1,000,000
          2                  21,525         15,406       7,918    1,000,000      14,871       7,383    1,000,000
          3                  33,101         23,586      16,098    1,000,000      22,575      15,086    1,000,000
          4                  45,256         32,098      25,680    1,000,000      30,429      24,011    1,000,000
          5                  58,019         40,947      35,599    1,000,000      38,409      33,060    1,000,000
          6                  71,420         50,397      46,118    1,000,000      46,721      42,442    1,000,000
          7                  85,491         60,208      56,999    1,000,000      55,082      51,872    1,000,000
          8                 100,266         70,386      68,246    1,000,000      63,418      61,279    1,000,000
          9                 115,779         80,931      79,861    1,000,000      71,642      70,572    1,000,000
         10                 132,068         91,840      91,840    1,000,000      79,643      79,643    1,000,000
         11                 149,171        105,519     105,519    1,000,000      89,297      89,297    1,000,000
         12                 167,130        119,763     119,763    1,000,000      98,586      98,586    1,000,000
         13                 185,986        134,589     134,589    1,000,000     107,376     107,376    1,000,000
         14                 205,786        150,002     150,002    1,000,000     115,513     115,513    1,000,000
         15                 226,575        166,017     166,017    1,000,000     122,791     122,791    1,000,000
         16                 248,404        182,639     182,639    1,000,000     128,936     128,936    1,000,000
         17                 271,324        199,864     199,864    1,000,000     133,583     133,583    1,000,000
         18                 295,390        217,692     217,692    1,000,000     136,250     136,250    1,000,000
         19                 320,660        236,107     236,107    1,000,000     136,346     136,346    1,000,000
         20                 347,193        255,089     255,089    1,000,000     133,186     133,186    1,000,000

         25                 501,135        356,763     356,763    1,000,000      36,075      36,075    1,000,000
         30                 697,608        456,500     456,500    1,000,000          --          --           --
----------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13

--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



                          DEATH BENEFIT OPTION: LEVEL
                             $1,000,000 FACE AMOUNT
                    $500,000 DEATH BENEFIT GUARANTEE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 55 FEMALE PREFERRED NON-NICOTINE
                            $10,000 PLANNED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.97% NET)



                                                  CURRENT CHARGES*                   GUARANTEED CHARGES**
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                  10,500          7,060           0    1,000,000       6,863           0    1,000,000
          2                  21,525         13,985       6,497    1,000,000      13,490       6,002    1,000,000
          3                  33,101         20,784      13,295    1,000,000      19,861      12,373    1,000,000
          4                  45,256         27,450      21,031    1,000,000      25,952      19,534    1,000,000
          5                  58,019         33,979      28,630    1,000,000      31,735      26,386    1,000,000
          6                  71,420         40,613      36,334    1,000,000      37,409      33,130    1,000,000
          7                  85,491         47,095      43,885    1,000,000      42,685      39,476    1,000,000
          8                 100,266         53,415      51,276    1,000,000      47,495      45,355    1,000,000
          9                 115,779         59,563      58,494    1,000,000      51,753      50,684    1,000,000
         10                 132,068         65,522      65,522    1,000,000      55,363      55,363    1,000,000
         11                 149,171         73,544      73,544    1,000,000      60,111      60,111    1,000,000
         12                 167,130         81,396      81,396    1,000,000      63,973      63,973    1,000,000
         13                 185,986         89,071      89,071    1,000,000      66,832      66,832    1,000,000
         14                 205,786         96,548      96,548    1,000,000      68,553      68,553    1,000,000
         15                 226,575        103,814     103,814    1,000,000      68,953      68,953    1,000,000
         16                 248,404        110,850     110,850    1,000,000      67,786      67,786    1,000,000
         17                 271,324        117,620     117,620    1,000,000      64,719      64,719    1,000,000
         18                 295,390        124,092     124,092    1,000,000      59,308      59,308    1,000,000
         19                 320,660        130,219     130,219    1,000,000      51,012      51,012    1,000,000
         20                 347,193        135,941     135,941    1,000,000      39,214      39,214    1,000,000

         25                 501,135        155,002     155,002    1,000,000          --          --           --
         30                 697,608        135,081     135,081    1,000,000          --          --           --
----------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.



These values reflect Current Front-End Sales Loads of 4% and Guaranteed Front-End Sales Loads of 6% in all years. The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.



The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL II AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Utilities Growth and Income, Vista and Voyager sub-accounts) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                            BOND FUND   STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
      Shares 7,757,983
      Cost $8,183,770
      Market Value.......  $8,595,084       --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
      Shares 6,229,380
      Cost $40,323,603
      Market Value.......      --       $36,629,599
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 32,532,918
      Cost $32,532,918
      Market Value.......      --           --
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 8,816,942
      Cost $24,992,697
      Market Value.......      --           --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class IA
      Shares 4,440,974
      Cost $25,102,711
      Market Value.......      --           --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. -
     Class IA
      Shares 1,036,086
      Cost $1,118,770
      Market Value.......      --           --
    Hartford Index HLS
     Fund, Inc. -
     Class IA
      Shares 10,524,552
      Cost $38,632,347
      Market Value.......      --           --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class IA
      Shares 5,700,117
      Cost $8,411,036
      Market Value.......      --           --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. -
     Class IA
      Shares 6,326,288
      Cost $13,198,536
      Market Value.......      --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       9,959       115,726
  Receivable from fund
   shares sold...........      --           --
                           ----------   -----------
  Total Assets...........   8,605,043    36,745,325
                           ----------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --
  Payable for fund shares
   purchased.............      10,007       115,659
                           ----------   -----------
  Total Liabilities......      10,007       115,659
                           ----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........  $8,595,036   $36,629,666
                           ==========   ===========
  Units Owned by
   Participants..........   5,273,546    10,484,260
  Unit Values............  $ 1.629840   $  3.493777

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                              MONEY                         CAPITAL          MORTGAGE                       INTERNATIONAL
                           MARKET FUND  ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  -------------  -----------------  ---------------  -------------  ------------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
      Shares 7,757,983
      Cost $8,183,770
      Market Value.......      --            --              --                --               --              --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
      Shares 6,229,380
      Cost $40,323,603
      Market Value.......      --            --              --                --               --              --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 32,532,918
      Cost $32,532,918
      Market Value.......  $32,532,918       --              --                --               --              --
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 8,816,942
      Cost $24,992,697
      Market Value.......      --        $23,497,644         --                --               --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class IA
      Shares 4,440,974
      Cost $25,102,711
      Market Value.......      --            --           $26,317,184          --               --              --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. -
     Class IA
      Shares 1,036,086
      Cost $1,118,770
      Market Value.......      --            --              --             $1,179,321          --              --
    Hartford Index HLS
     Fund, Inc. -
     Class IA
      Shares 10,524,552
      Cost $38,632,347
      Market Value.......      --            --              --                --           $39,200,946         --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class IA
      Shares 5,700,117
      Cost $8,411,036
      Market Value.......      --            --              --                --               --            $7,772,805
    Hartford Dividend and
     Growth HLS
     Fund, Inc. -
     Class IA
      Shares 6,326,288
      Cost $13,198,536
      Market Value.......      --            --              --                --               --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............     152,207         26,184           24,184          --               158,403            3,891
  Receivable from fund
   shares sold...........      --            --              --                --               --              --
                           -----------   -----------      -----------       ----------      -----------       ----------
  Total Assets...........  32,685,125     23,523,828       26,341,368        1,179,321       39,359,349        7,776,696
                           -----------   -----------      -----------       ----------      -----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --              --                      3          --              --
  Payable for fund shares
   purchased.............     146,927         26,148           24,316          --               159,027            3,994
                           -----------   -----------      -----------       ----------      -----------       ----------
  Total Liabilities......     146,927         26,148           24,316                3          159,027            3,994
                           -----------   -----------      -----------       ----------      -----------       ----------
  Net Assets (variable
   life contract
   liabilities)..........  $32,538,198   $23,497,680      $26,317,052       $1,179,318      $39,200,322       $7,772,702
                           ===========   ===========      ===========       ==========      ===========       ==========
  Units Owned by
   Participants..........  22,419,835      8,820,394        6,855,506          731,472       12,085,291        3,945,674
  Unit Values............  $ 1.451313    $  2.664017      $  3.838820       $ 1.612252      $  3.243639       $ 1.969930

                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. -
     Class IA
      Shares 7,757,983
      Cost $8,183,770
      Market Value.......      --
    Hartford Stock HLS
     Fund, Inc. -
     Class IA
      Shares 6,229,380
      Cost $40,323,603
      Market Value.......      --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 32,532,918
      Cost $32,532,918
      Market Value.......      --
    Hartford Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 8,816,942
      Cost $24,992,697
      Market Value.......      --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class IA
      Shares 4,440,974
      Cost $25,102,711
      Market Value.......      --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. -
     Class IA
      Shares 1,036,086
      Cost $1,118,770
      Market Value.......      --
    Hartford Index HLS
     Fund, Inc. -
     Class IA
      Shares 10,524,552
      Cost $38,632,347
      Market Value.......      --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class IA
      Shares 5,700,117
      Cost $8,411,036
      Market Value.......      --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. -
     Class IA
      Shares 6,326,288
      Cost $13,198,536
      Market Value.......  $13,434,562
  Due from Hartford Life
   and Annuity Insurance
   Company...............       77,703
  Receivable from fund
   shares sold...........      --
                           -----------
  Total Assets...........   13,512,265
                           -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............       77,726
                           -----------
  Total Liabilities......       77,726
                           -----------
  Net Assets (variable
   life contract
   liabilities)..........  $13,434,539
                           ===========
  Units Owned by
   Participants..........    4,941,263
  Unit Values............  $  2.718847

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                           GROWTH AND   INTERNATIONAL
                           INCOME FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
      Shares 3,501,847
      Cost $4,775,210
      Market Value.......  $4,644,125       --
    Hartford
     International
     Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 470,263
      Cost $585,726
      Market Value.......      --         $ 540,270
    Hartford Small
     Company HLS
     Fund, Inc. -
     Class IA
      Shares 2,239,494
      Cost $4,300,363
      Market Value.......      --           --
    Hartford MidCap HLS
     Fund, Inc. -
     Class IA
      Shares 3,541,182
      Cost $7,759,511
      Market Value.......      --           --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 271,925
      Cost $6,564,293
      Market Value.......      --           --
    Fidelity VIP Overseas
     Portfolio
      Shares 189,377
      Cost $3,975,172
      Market Value.......      --           --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 178,248
      Cost $3,032,981
      Market Value.......      --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      10,376       --
  Receivable from fund
   shares sold...........      --           --
                           ----------     ---------
  Total Assets...........   4,654,501       540,270
                           ----------     ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                 3
  Payable for fund shares
   purchased.............      10,384       --
                           ----------     ---------
  Total Liabilities......      10,384             3
                           ----------     ---------
  Net Assets (variable
   life contract
   liabilities)..........  $4,644,117     $ 540,267
                           ==========     =========
  Units Owned by
   Participants..........   3,510,130       466,333
  Unit Values............  $ 1.323061     $1.158542

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                               FUND          FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
      Shares 3,501,847
      Cost $4,775,210
      Market Value.......       --            --            --            --             --
    Hartford
     International
     Advisers HLS
     Fund, Inc. -
     Class IA
      Shares 470,263
      Cost $585,726
      Market Value.......       --            --            --            --             --
    Hartford Small
     Company HLS
     Fund, Inc. -
     Class IA
      Shares 2,239,494
      Cost $4,300,363
      Market Value.......   $ 3,778,230       --            --            --             --
    Hartford MidCap HLS
     Fund, Inc. -
     Class IA
      Shares 3,541,182
      Cost $7,759,511
      Market Value.......       --        $8,736,120        --            --             --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 271,925
      Cost $6,564,293
      Market Value.......       --            --        $ 6,939,527       --             --
    Fidelity VIP Overseas
     Portfolio
      Shares 189,377
      Cost $3,975,172
      Market Value.......       --            --            --         $3,785,645        --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 178,248
      Cost $3,032,981
      Market Value.......       --            --            --            --           $2,851,973
  Due from Hartford Life
   and Annuity Insurance
   Company...............         7,125       39,056         60,359        19,947          15,200
  Receivable from fund
   shares sold...........       --            --            --            --             --
                            -----------   -----------   -----------    ----------      ----------
  Total Assets...........     3,785,355    8,775,176      6,999,886     3,805,592       2,867,173
                            -----------   -----------   -----------    ----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --            --            --            --             --
  Payable for fund shares
   purchased.............         7,129       39,075         60,508        19,919          15,207
                            -----------   -----------   -----------    ----------      ----------
  Total Liabilities......         7,129       39,075         60,508        19,919          15,207
                            -----------   -----------   -----------    ----------      ----------
  Net Assets (variable
   life contract
   liabilities)..........   $ 3,778,226   $8,736,101    $ 6,939,378    $3,785,673      $2,851,966
                            ===========   ===========   ===========    ==========      ==========
  Units Owned by
   Participants..........     2,436,399    4,157,326      3,072,420     2,145,819       1,525,783
  Unit Values............   $  1.550742   $ 2.101375    $  2.258603    $ 1.764209      $ 1.869182

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 62,344
      Cost $767,414
      Market Value.......   $  579,804       --
    Putnam VT Diversified
     Income Fund
      Shares 90,679
      Cost $888,028
      Market Value.......      --        $  829,717
    Putnam VT The George
     Putnam Fund of
     Boston
      Shares 130,294
      Cost $1,366,238
      Market Value.......      --            --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 84,816
      Cost $1,502,087
      Market Value.......      --            --
    Putnam VT Global
     Growth Fund
      Shares 388,194
      Cost $8,338,934
      Market Value.......      --            --
    Putnam VT Growth and
     Income Fund
      Shares 755,984
      Cost $19,710,779
      Market Value.......      --            --
    Putnam VT Health
     Sciences Fund
      Shares 164,953
      Cost $1,996,047
      Market Value.......      --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --
  Receivable from fund
   shares sold...........      182,719       --
                            ----------   ----------
  Total Assets...........      762,523      829,717
                            ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      182,777       --
  Payable for fund shares
   purchased.............      --            --
                            ----------   ----------
  Total Liabilities......      182,777       --
                            ----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........   $  579,746   $  829,717
                            ==========   ==========
  Units Owned by
   Participants..........       46,873       63,757
  Unit Values............   $12.368534   $13.013744

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET    GLOBAL       GROWTH       HEALTH
                           FUND OF BOSTON   ALLOCATION     GROWTH     AND INCOME    SCIENCES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ------------  -----------  -----------  -----------
ASSETS:
  Investments:
    Putnam VT Asia
     Pacific Growth Fund
      Shares 62,344
      Cost $767,414
      Market Value.......       --             --            --           --           --
    Putnam VT Diversified
     Income Fund
      Shares 90,679
      Cost $888,028
      Market Value.......       --             --            --           --           --
    Putnam VT The George
     Putnam Fund of
     Boston
      Shares 130,294
      Cost $1,366,238
      Market Value.......    $1,428,019        --            --           --           --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 84,816
      Cost $1,502,087
      Market Value.......       --         $ 1,413,034       --           --           --
    Putnam VT Global
     Growth Fund
      Shares 388,194
      Cost $8,338,934
      Market Value.......       --             --        $7,026,320       --           --
    Putnam VT Growth and
     Income Fund
      Shares 755,984
      Cost $19,710,779
      Market Value.......       --             --            --       $19,542,180      --
    Putnam VT Health
     Sciences Fund
      Shares 164,953
      Cost $1,996,047
      Market Value.......       --             --            --           --       $2,409,963
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --             2,289       19,829       --
  Receivable from fund
   shares sold...........       --               1,263       --           --              350
                             ----------    -----------   -----------  -----------  ----------
  Total Assets...........     1,428,019      1,414,297    7,028,609   19,562,009    2,410,313
                             ----------    -----------   -----------  -----------  ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               1,268       --           --              746
  Payable for fund shares
   purchased.............       --             --             2,188       19,459       --
                             ----------    -----------   -----------  -----------  ----------
  Total Liabilities......       --               1,268        2,188       19,459          746
                             ----------    -----------   -----------  -----------  ----------
  Net Assets (variable
   life contract
   liabilities)..........    $1,428,019    $ 1,413,029   $7,026,421   $19,542,550  $2,409,567
                             ==========    ===========   ===========  ===========  ==========
  Units Owned by
   Participants..........       123,088         63,905      256,720      697,327      160,338
  Unit Values............    $11.601598    $ 22.111574   $27.369969   $28.024940   $15.028067

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000


                           HIGH YIELD     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
      Shares 365,187
      Cost $4,132,396
      Market Value.......  $3,279,383       --
    Putnam VT Income Fund
      Shares 231,159
      Cost $2,961,089
      Market Value.......      --       $2,914,919
    Putnam VT
     International Growth
     Fund
      Shares 361,371
      Cost $6,642,140
      Market Value.......      --           --
    Putnam VT
     International Growth
     and Income Fund
      Shares 235,660
      Cost $3,126,180
      Market Value.......      --           --
    Putnam VT
     International New
     Opportunities Fund
      Shares 212,740
      Cost $3,464,624
      Market Value.......      --           --
    Putnam VT Investors
     Fund
      Shares 390,954
      Cost $5,377,819
      Market Value.......      --           --
    Putnam VT Money
     Market Fund
      Shares 1,789,517
      Cost $1,789,517
      Market Value.......      --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            4,544
  Receivable from fund
   shares sold...........      --           --
                           ----------   ----------
  Total Assets...........   3,279,383    2,919,463
                           ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --
  Payable for fund shares
   purchased.............      --            4,539
                           ----------   ----------
  Total Liabilities......      --            4,539
                           ----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........  $3,279,383   $2,914,924
                           ==========   ==========
  Units Owned by
   Participants..........     217,107      187,399
  Unit Values............  $15.104931   $15.554626

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
ASSETS:
  Investments:
    Putnam VT High Yield
     Fund
      Shares 365,187
      Cost $4,132,396
      Market Value.......      --             --             --             --           --
    Putnam VT Income Fund
      Shares 231,159
      Cost $2,961,089
      Market Value.......      --             --             --             --           --
    Putnam VT
     International Growth
     Fund
      Shares 361,371
      Cost $6,642,140
      Market Value.......   $6,403,491        --             --             --           --
    Putnam VT
     International Growth
     and Income Fund
      Shares 235,660
      Cost $3,126,180
      Market Value.......      --          $3,129,563        --             --           --
    Putnam VT
     International New
     Opportunities Fund
      Shares 212,740
      Cost $3,464,624
      Market Value.......      --             --          $2,916,664        --           --
    Putnam VT Investors
     Fund
      Shares 390,954
      Cost $5,377,819
      Market Value.......      --             --             --         $4,832,193       --
    Putnam VT Money
     Market Fund
      Shares 1,789,517
      Cost $1,789,517
      Market Value.......      --             --             --             --       $1,789,517
  Due from Hartford Life
   and Annuity Insurance
   Company...............        8,054          6,398            120        17,810          356
  Receivable from fund
   shares sold...........      --             --             --             --           --
                            ----------     ----------     ----------    ----------   ----------
  Total Assets...........    6,411,545      3,135,961      2,916,784     4,850,003    1,789,873
                            ----------     ----------     ----------    ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --             --             --             --           --
  Payable for fund shares
   purchased.............        7,419          6,405            203        17,737       --
                            ----------     ----------     ----------    ----------   ----------
  Total Liabilities......        7,419          6,405            203        17,737       --
                            ----------     ----------     ----------    ----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........   $6,404,126     $3,129,556     $2,916,581    $4,832,266   $1,789,873
                            ==========     ==========     ==========    ==========   ==========
  Units Owned by
   Participants..........      451,282        253,717        239,818       407,216    1,242,346
  Unit Values............   $14.190947     $12.334829     $12.161659    $11.866595   $ 1.440721

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 299,068
      Cost $10,337,716
      Market Value.......   $ 8,939,151       --
    Putnam VT New Value
     Fund
      Shares 227,765
      Cost $2,779,943
      Market Value.......       --        $3,077,107
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 155,536
      Cost $2,831,139
      Market Value.......       --            --
    Putnam VT Utilities
     Growth and Income
     Fund
      Shares 170,726
      Cost $2,910,578
      Market Value.......       --            --
    Putnam VT Vista Fund
      Shares 125,611
      Cost $2,621,914
      Market Value.......       --            --
    Putnam VT Voyager
     Fund
      Shares 431,122
      Cost $22,909,690
      Market Value.......       --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        58,911       34,226
  Receivable from fund
   shares sold...........       --            --
                            -----------   ----------
  Total Assets...........     8,998,062    3,111,333
                            -----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --            --
  Payable for fund shares
   purchased.............        58,065       34,073
                            -----------   ----------
  Total Liabilities......        58,065       34,073
                            -----------   ----------
  Net Assets (variable
   life contract
   liabilities)..........   $ 8,939,997   $3,077,260
                            ===========   ==========
  Units Owned by
   Participants..........       314,062      236,115
  Unit Values............   $ 28.465667   $13.032864

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                             UTILITIES
                                OTC &         GROWTH
                           EMERGING GROWTH  AND INCOME      VISTA       VOYAGER
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -----------  -----------  -----------
ASSETS:
  Investments:
    Putnam VT New
     Opportunities Fund
      Shares 299,068
      Cost $10,337,716
      Market Value.......       --              --           --           --
    Putnam VT New Value
     Fund
      Shares 227,765
      Cost $2,779,943
      Market Value.......       --              --           --           --
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 155,536
      Cost $2,831,139
      Market Value.......    $1,720,231         --           --           --
    Putnam VT Utilities
     Growth and Income
     Fund
      Shares 170,726
      Cost $2,910,578
      Market Value.......       --          $3,096,966       --           --
    Putnam VT Vista Fund
      Shares 125,611
      Cost $2,621,914
      Market Value.......       --              --       $2,468,249       --
    Putnam VT Voyager
     Fund
      Shares 431,122
      Cost $22,909,690
      Market Value.......       --              --           --       $21,047,385
  Due from Hartford Life
   and Annuity Insurance
   Company...............        23,806            758        4,858       190,946
  Receivable from fund
   shares sold...........       --              --           --           --
                             ----------     ----------   ----------   -----------
  Total Assets...........     1,744,037      3,097,724    2,473,107    21,238,331
                             ----------     ----------   ----------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --           --           --
  Payable for fund shares
   purchased.............        23,765            823        4,572       188,125
                             ----------     ----------   ----------   -----------
  Total Liabilities......        23,765            823        4,572       188,125
                             ----------     ----------   ----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........    $1,720,272     $3,096,901   $2,468,535   $21,050,206
                             ==========     ==========   ==========   ===========
  Units Owned by
   Participants..........       143,947        122,445      158,431       551,962
  Unit Values............    $11.950712     $25.292126   $15.581180   $ 38.137060

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                            BOND FUND    STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
INVESTMENT INCOME:
  Dividends..............   $ 38,669    $   247,942
                            --------    -----------
CAPITAL GAINS INCOME
 (LOSS)..................     --          3,164,325
                            --------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     30,943        (14,879)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    820,754     (5,724,830)
                            --------    -----------
    Net gain (loss) on
     investments.........    851,697     (5,739,709)
                            --------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $890,366    $(2,327,442)
                            ========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                              MONEY                         CAPITAL          MORTGAGE                        INTERNATIONAL
                           MARKET FUND  ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND    INDEX FUND    OPPORTUNITIES FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  -------------  -----------------  ---------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............  $1,786,670    $   181,517      $   167,285        $  6,896       $   317,645       $    91,765
                           ----------    -----------      -----------        --------       -----------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................        (739)     1,620,074        2,506,114         --                338,727           475,725
                           ----------    -----------      -----------        --------       -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --            (29,053)        (141,399)            234            (2,309)          142,546
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --         (1,951,180)      (1,080,441)         93,255        (4,323,920)       (1,397,679)
                           ----------    -----------      -----------        --------       -----------       -----------
    Net gain (loss) on
     investments.........      --         (1,980,233)      (1,221,840)         93,489        (4,326,229)       (1,255,133)
                           ----------    -----------      -----------        --------       -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,785,931    $  (178,642)     $ 1,451,559        $100,385       $(3,669,857)      $  (687,643)
                           ==========    ===========      ===========        ========       ===========       ===========

                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............   $  204,631
                            ----------
CAPITAL GAINS INCOME
 (LOSS)..................      840,593
                            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (26,180)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      140,622
                            ----------
    Net gain (loss) on
     investments.........      114,442
                            ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,159,666
                            ==========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           GROWTH AND   INTERNATIONAL
                           INCOME FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $  16,806     $ 28,856
                            ---------     --------
CAPITAL GAINS INCOME.....      59,288       22,479
                            ---------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      (2,220)       3,550
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (333,117)     (80,925)
                            ---------     --------
    Net (loss) gain on
     investments.........    (335,337)     (77,375)
                            ---------     --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....   $(259,243)    $(26,040)
                            =========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                               FUND          FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ --          $ --          $ 62,505      $  37,000       $  59,726
                             ---------     --------      --------      ---------       ---------
CAPITAL GAINS INCOME.....      317,699      225,007       235,484        233,002         140,711
                             ---------     --------      --------      ---------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      (60,001)     (16,799)       22,552          1,740          (9,238)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (859,259)     595,613       269,566       (672,291)       (281,100)
                             ---------     --------      --------      ---------       ---------
    Net (loss) gain on
     investments.........     (919,260)     578,814       292,118       (670,551)       (290,338)
                             ---------     --------      --------      ---------       ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $(601,561)    $803,821      $590,107      $(400,549)      $ (89,901)
                             =========     ========      ========      =========       =========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  27,228     $ 42,580
                            ---------     --------
  CAPITAL GAINS INCOME...      --           --
                            ---------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
    Net realized gain
     (loss) on security
     transactions........      13,653        1,199
    Net unrealized
     (depreciation)
     appreciation of
     investments during
     the period..........    (414,125)     (40,018)
                            ---------     --------
      Net (loss) gain on
      investments........    (400,472)     (38,819)
                            ---------     --------
      Net (decrease)
      increase in net
      assets resulting
      from operations....   $(373,244)    $  3,761
                            =========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET     GLOBAL       GROWTH       HEALTH
                           FUND OF BOSTON   ALLOCATION      GROWTH     AND INCOME    SCIENCES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ------------  ------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............     $--           $  12,034    $    52,321   $  219,766    $ --
                              -------       ---------    -----------   ----------    --------
  CAPITAL GAINS INCOME...      --              62,848      1,303,909    1,034,713      --
                              -------       ---------    -----------   ----------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
    Net realized gain
     (loss) on security
     transactions........         (16)            109       (208,700)     (15,277)     (4,776)
    Net unrealized
     (depreciation)
     appreciation of
     investments during
     the period..........      69,323        (134,994)    (4,012,763)     226,948     385,223
                              -------       ---------    -----------   ----------    --------
      Net (loss) gain on
      investments........      69,307        (134,885)    (4,221,463)     211,671     380,447
                              -------       ---------    -----------   ----------    --------
      Net (decrease)
      increase in net
      assets resulting
      from operations....     $69,307       $ (60,003)   $(2,865,233)  $1,466,150    $380,447
                              =======       =========    ===========   ==========    ========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000


                           HIGH YIELD     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............   $ 466,428    $183,713
                            ---------    --------
CAPITAL GAINS INCOME.....      --          --
                            ---------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........     (78,076)     (8,601)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (744,670)     41,960
                            ---------    --------
    Net (loss) gain on
     investments.........    (822,746)     33,359
                            ---------    --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....   $(356,318)   $217,072
                            =========    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............    $  40,512      $ 32,920       $     471     $  --        $127,826
                             ---------      --------       ---------     ---------    --------
CAPITAL GAINS INCOME.....      175,715        72,162          44,254        --          --
                             ---------      --------       ---------     ---------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........       14,975        83,652         151,261        (9,894)     --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (509,350)      (36,072)       (739,401)     (860,748)     --
                             ---------      --------       ---------     ---------    --------
    Net (loss) gain on
     investments.........     (494,375)       47,580        (588,140)     (870,642)     --
                             ---------      --------       ---------     ---------    --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $(278,148)     $152,662       $(543,415)    $(870,642)   $127,826
                             =========      ========       =========     =========    ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
INVESTMENT INCOME:
  Dividends..............   $   --         $ 13,729
                            -----------    --------
  CAPITAL GAINS INCOME...       585,307      48,619
                            -----------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
    Net realized (loss)
     gain on security
     transactions........      (121,004)    (26,711)
    Net unrealized
     (depreciation)
     appreciation of
     investments during
     the period..........    (3,497,271)    313,529
                            -----------    --------
      Net (loss) gain on
      investments........    (3,618,275)    286,818
                            -----------    --------
      Net (decrease)
      increase in net
      assets resulting
      from operations....   $(3,032,968)   $349,166
                            ===========    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                             UTILITIES
                                OTC &         GROWTH
                           EMERGING GROWTH  AND INCOME      VISTA       VOYAGER
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -----------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............    $  --           $ 44,777     $  --       $     4,464
                             -----------     --------     ---------   -----------
  CAPITAL GAINS INCOME...         12,177       79,045        15,030     1,894,262
                             -----------     --------     ---------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
    Net realized (loss)
     gain on security
     transactions........        (52,390)     (15,833)      (76,797)          914
    Net unrealized
     (depreciation)
     appreciation of
     investments during
     the period..........     (1,320,060)     179,284      (295,859)   (5,619,888)
                             -----------     --------     ---------   -----------
      Net (loss) gain on
      investments........     (1,372,450)     163,451      (372,656)   (5,618,974)
                             -----------     --------     ---------   -----------
      Net (decrease)
      increase in net
      assets resulting
      from operations....    $(1,360,273)    $287,273     $(357,626)  $(3,720,248)
                             ===========     ========     =========   ===========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                            BOND FUND   STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $   38,669   $   247,942
  Capital gains income
   (loss)................      --         3,164,325
  Net realized gain
   (loss) on security
   transactions..........      30,943       (14,879)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     820,754    (5,724,830)
                           ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     890,366    (2,327,442)
                           ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............   1,733,066     7,539,295
  Net transfers..........     829,225    15,099,071
  Surrenders for benefit
   payments and fees.....    (489,391)     (965,252)
  Net loan activity......     (33,146)      (53,854)
  Cost of insurance......    (443,370)   (2,406,139)
                           ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,596,384    19,213,121
                           ----------   -----------
  Net increase (decrease)
   in net assets.........   2,486,750    16,885,679
NET ASSETS:
  Beginning of period....   6,108,286    19,743,987
                           ----------   -----------
  End of period..........  $8,595,036   $36,629,666
                           ==========   ===========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999

                            BOND FUND   STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $  333,423   $   131,640
  Capital gains income...      13,422       523,019
  Net realized (loss)
   gain on security
   transactions..........     (10,936)       (1,322)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (395,236)    1,470,668
                           ----------   -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations during the
   period................     (59,327)    2,124,005
                           ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............   1,116,710     3,539,905
  Net transfers..........   2,969,489     9,958,243
  Surrenders for benefit
   payments and fees.....     (65,653)     (426,813)
  Net loan activity......      14,226       (14,597)
  Cost of insurance......    (171,351)     (629,327)
                           ----------   -----------
  Net increase in net
   assets resulting from
   unit transactions.....   3,863,421    12,427,411
                           ----------   -----------
  Net increase in net
   assets................   3,804,094    14,551,416
NET ASSETS:
  Beginning of period....   2,304,192     5,192,571
                           ----------   -----------
  End of period..........  $6,108,286   $19,743,987
                           ==========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                              MONEY                          CAPITAL          MORTGAGE                       INTERNATIONAL
                           MARKET FUND   ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -------------  -----------------  ---------------  -------------  ------------------
OPERATIONS:
  Net investment
   income................  $  1,786,670   $   181,517      $   167,285       $    6,896      $   317,645      $    91,765
  Capital gains income
   (loss)................          (739)    1,620,074        2,506,114          --               338,727          475,725
  Net realized gain
   (loss) on security
   transactions..........       --            (29,053)        (141,399)             234           (2,309)         142,546
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --         (1,951,180)      (1,080,441)          93,255       (4,323,920)      (1,397,679)
                           ------------   -----------      -----------       ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,785,931      (178,642)       1,451,559          100,385       (3,669,857)        (687,643)
                           ------------   -----------      -----------       ----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............   118,527,555     4,854,089        5,020,702          138,605        6,918,651          944,147
  Net transfers..........  (117,117,240)    7,118,821       11,138,571          369,628       11,436,518        4,894,392
  Surrenders for benefit
   payments and fees.....      (430,931)     (736,703)        (621,366)          (8,756)        (900,959)        (125,838)
  Net loan activity......      (256,109)      (40,448)         (16,228)         --               (11,576)         (20,779)
  Cost of insurance......    (5,134,976)   (1,710,017)      (1,581,397)         (43,778)      (1,922,258)        (283,708)
                           ------------   -----------      -----------       ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (4,411,701)    9,485,742       13,940,282          455,699       15,520,376        5,408,214
                           ------------   -----------      -----------       ----------      -----------      -----------
  Net increase (decrease)
   in net assets.........    (2,625,770)    9,307,100       15,391,841          556,084       11,850,519        4,720,571
NET ASSETS:
  Beginning of period....    35,163,968    14,190,580       10,925,211          623,234       27,349,803        3,052,131
                           ------------   -----------      -----------       ----------      -----------      -----------
  End of period..........  $ 32,538,198   $23,497,680      $26,317,052       $1,179,318      $39,200,322      $ 7,772,702
                           ============   ===========      ===========       ==========      ===========      ===========

                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $   204,631
  Capital gains income
   (loss)................      840,593
  Net realized gain
   (loss) on security
   transactions..........      (26,180)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      140,622
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,159,666
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    2,244,419
  Net transfers..........    4,419,379
  Surrenders for benefit
   payments and fees.....     (261,428)
  Net loan activity......      (11,206)
  Cost of insurance......     (571,488)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    5,819,676
                           -----------
  Net increase (decrease)
   in net assets.........    6,979,342
NET ASSETS:
  Beginning of period....    6,455,197
                           -----------
  End of period..........  $13,434,539
                           ===========

                               MONEY                          CAPITAL          MORTGAGE                       INTERNATIONAL
                            MARKET FUND   ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -------------  -----------------  ---------------  -------------  ------------------
OPERATIONS:
  Net investment
   income................  $     800,903   $   289,143      $    32,940       $   34,905      $   240,349       $   33,938
  Capital gains income...            257       362,974          255,982          --               235,278         --
  Net realized (loss)
   gain on security
   transactions..........       --                 201          (11,561)             (16)          (2,132)         110,868
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       --             228,460        1,988,151          (31,744)       3,270,915          695,310
                           -------------   -----------      -----------       ----------      -----------       ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations during the
   period................        801,160       880,778        2,265,512            3,145        3,744,410          840,116
                           -------------   -----------      -----------       ----------      -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............     97,498,245     2,459,695        2,036,106           39,491        3,166,528          585,350
  Net transfers..........    (72,516,882)    8,314,204        3,727,669          557,329       11,023,584          324,908
  Surrenders for benefit
   payments and fees.....       (587,181)     (205,445)        (262,338)          (9,550)        (339,245)         (65,954)
  Net loan activity......       (595,739)      (32,863)              (3)         --               (48,709)           5,695
  Cost of insurance......     (2,417,385)     (483,197)        (313,821)         (10,668)        (624,639)        (108,222)
                           -------------   -----------      -----------       ----------      -----------       ----------
  Net increase in net
   assets resulting from
   unit transactions.....     21,381,058    10,052,394        5,187,613          576,602       13,177,519          741,777
                           -------------   -----------      -----------       ----------      -----------       ----------
  Net increase in net
   assets................     22,182,218    10,933,172        7,453,125          579,747       16,921,929        1,581,893
NET ASSETS:
  Beginning of period....     12,981,750     3,257,408        3,472,086           43,487       10,427,874        1,470,238
                           -------------   -----------      -----------       ----------      -----------       ----------
  End of period..........  $  35,163,968   $14,190,580      $10,925,211       $  623,234      $27,349,803       $3,052,131
                           =============   ===========      ===========       ==========      ===========       ==========

                           DIVIDEND AND
                           GROWTH FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $   100,615
  Capital gains income...      118,987
  Net realized (loss)
   gain on security
   transactions..........         (461)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (25,993)
                           -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations during the
   period................      193,148
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    1,379,402
  Net transfers..........    2,970,543
  Surrenders for benefit
   payments and fees.....     (155,404)
  Net loan activity......       (5,150)
  Cost of insurance......     (207,847)
                           -----------
  Net increase in net
   assets resulting from
   unit transactions.....    3,981,544
                           -----------
  Net increase in net
   assets................    4,174,692
NET ASSETS:
  Beginning of period....    2,280,505
                           -----------
  End of period..........  $ 6,455,197
                           ===========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           GROWTH AND   INTERNATIONAL
                           INCOME FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
OPERATIONS:
  Net investment
   income................  $   16,806     $ 28,856
  Capital gains income...      59,288       22,479
  Net realized (loss)
   gain on security
   transactions..........      (2,220)       3,550
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (333,117)     (80,925)
                           ----------     --------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (259,243)     (26,040)
                           ----------     --------
UNIT TRANSACTIONS:
  Purchases..............     784,944      100,835
  Net transfers..........   2,363,493      242,755
  Surrenders for benefit
   payments and fees.....     (65,097)     (11,917)
  Net loan activity......     (13,405)      --
  Cost of insurance......    (311,900)     (27,711)
                           ----------     --------
  Net increase in net
   assets resulting from
   unit transactions.....   2,758,035      303,962
                           ----------     --------
  Net increase in net
   assets................   2,498,792      277,922
NET ASSETS:
Beginning of period......   2,145,325      262,345
                           ----------     --------
End of period............  $4,644,117     $540,267
                           ==========     ========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                           GROWTH AND   INTERNATIONAL
                           INCOME FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------
OPERATIONS:
  Net investment
   income................       5,788        4,605
  Capital gains income...      13,333       --
  Net realized (loss)
   gain on security
   transactions..........        (274)           1
  Net unrealized
   appreciation of
   investments during the
   period................     197,340       31,108
                           ----------     --------
  Net increase in net
   assets resulting from
   operations............     216,187       35,714
                           ----------     --------
UNIT TRANSACTIONS:
  Purchases..............     378,405       10,899
  Net transfers..........   1,558,447      144,272
  Surrenders for benefit
   payments and fees.....     (16,145)      (4,694)
  Net loan activity......      --           --
  Cost of insurance......     (34,387)      (4,204)
                           ----------     --------
  Net increase in net
   assets resulting from
   unit transactions.....   1,886,320      146,273
                           ----------     --------
  Net increase in net
   assets................   2,102,507      181,987
NET ASSETS:
    Beginning of
     period..............      42,818       80,358
                           ----------     --------
    End of period........  $2,145,325     $262,345
                           ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                               FUND          FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................   $  --         $   --        $   62,505     $   37,000      $   59,726
  Capital gains income...      317,699       225,007       235,484        233,002         140,711
  Net realized (loss)
   gain on security
   transactions..........      (60,001)      (16,799)       22,552          1,740          (9,238)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (859,259)      595,613       269,566       (672,291)       (281,100)
                            ----------    ----------    ----------     ----------      ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (601,561)      803,821       590,107       (400,549)        (89,901)
                            ----------    ----------    ----------     ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      886,343     1,086,868     1,544,625        615,641         466,506
  Net transfers..........    2,513,616     5,262,220     1,833,634      1,846,375       1,156,705
  Surrenders for benefit
   payments and fees.....      (37,395)     (103,989)     (153,514)       (77,036)       (350,302)
  Net loan activity......       (8,894)       (9,182)      (22,442)           (63)        (23,454)
  Cost of insurance......     (267,669)     (472,113)     (395,538)      (187,713)       (118,591)
                            ----------    ----------    ----------     ----------      ----------
  Net increase in net
   assets resulting from
   unit transactions.....    3,086,001     5,763,804     2,806,765      2,197,204       1,130,864
                            ----------    ----------    ----------     ----------      ----------
  Net increase in net
   assets................    2,484,440     6,567,625     3,396,872      1,796,655       1,040,963
NET ASSETS:
Beginning of period......    1,293,786     2,168,476     3,542,506      1,989,018       1,811,003
                            ----------    ----------    ----------     ----------      ----------
End of period............   $3,778,226    $8,736,101    $6,939,378     $3,785,673      $2,851,966
                            ==========    ==========    ==========     ==========      ==========

                                                       FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                           SMALL COMPANY    MIDCAP     EQUITY-INCOME    OVERSEAS     ASSET MANAGER
                               FUND          FUND        PORTFOLIO     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................      --             --        $   23,696     $   16,232      $   13,958
  Capital gains income...        1,692        82,187        52,380         26,180          17,680
  Net realized (loss)
   gain on security
   transactions..........        2,003        (2,189)       (4,629)       112,350             548
  Net unrealized
   appreciation of
   investments during the
   period................      324,664       372,819        31,327        438,753          82,405
                            ----------    ----------    ----------     ----------      ----------
  Net increase in net
   assets resulting from
   operations............      328,359       452,817       102,774        593,515         114,591
                            ----------    ----------    ----------     ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       67,151       231,734       626,931        332,337         305,467
  Net transfers..........      848,771     1,448,161     1,672,590        248,522       1,086,533
  Surrenders for benefit
   payments and fees.....      (13,485)      (16,009)     (105,540)       (67,389)        (46,507)
  Net loan activity......           (4)           (4)      --             --             --
  Cost of insurance......      (21,813)      (37,372)     (126,745)       (73,427)        (37,787)
                            ----------    ----------    ----------     ----------      ----------
  Net increase in net
   assets resulting from
   unit transactions.....      880,620     1,626,510     2,067,236        440,043       1,307,706
                            ----------    ----------    ----------     ----------      ----------
  Net increase in net
   assets................    1,208,979     2,079,327     2,170,010      1,033,558       1,422,297
NET ASSETS:
    Beginning of
     period..............       84,807        89,149     1,372,496        955,460         388,706
                            ----------    ----------    ----------     ----------      ----------
    End of period........   $1,293,786    $2,168,476    $3,542,506     $1,989,018      $1,811,003
                            ==========    ==========    ==========     ==========      ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................   $  27,228     $ 42,580
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........      13,653        1,199
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (414,125)     (40,018)
                            ---------     --------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (373,244)       3,761
                            ---------     --------
UNIT TRANSACTIONS:
  Purchases..............     174,047       86,511
  Net transfers..........      67,162      301,503
  Surrenders for benefit
   payments and fees.....     (14,117)     (92,616)
  Net loan activity......      --           --
  Cost of insurance......     (41,984)     (48,116)
                            ---------     --------
  Net increase in net
   assets resulting from
   unit transactions.....     185,108      247,282
                            ---------     --------
  Net (decrease) increase
   in net assets.........    (188,136)     251,043
NET ASSETS:
  Beginning of period....     767,882      578,674
                            ---------     --------
  End of period..........   $ 579,746     $829,717
                            =========     ========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                           ASIA PACIFIC  DIVERSIFIED
                              GROWTH       INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................    $ --         $ 23,061
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........         677         (296)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     226,183      (11,756)
                             --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     226,860       11,009
                             --------     --------
UNIT TRANSACTIONS:
  Purchases..............      11,544       51,671
  Net transfers..........     534,285      325,503
  Surrenders for benefit
   payments and fees.....      (8,845)     (13,076)
  Net loan activity......      --           --
  Cost of insurance......      (4,531)     (20,872)
                             --------     --------
  Net increase in net
   assets resulting from
   unit transactions.....     532,453      343,226
                             --------     --------
  Net increase in net
   assets................     759,313      354,235
NET ASSETS:
  Beginning of period....       8,569      224,439
                             --------     --------
  End of period..........    $767,882     $578,674
                             ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET    GLOBAL       GROWTH       HEALTH
                           FUND OF BOSTON   ALLOCATION     GROWTH     AND INCOME    SCIENCES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ------------  -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................    $  --          $   12,034   $   52,321   $  219,766   $   --
  Capital gains income...       --              62,848    1,303,909    1,034,713       --
  Net realized gain
   (loss) on security
   transactions..........           (16)           109     (208,700)     (15,277)      (4,776)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................        69,323       (134,994)  (4,012,763)     226,948      385,223
                             ----------     ----------   -----------  -----------  ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............        69,307        (60,003)  (2,865,233)   1,466,150      380,447
                             ----------     ----------   -----------  -----------  ----------
UNIT TRANSACTIONS:
  Purchases..............       133,352        244,423    2,345,574    3,839,796      430,653
  Net transfers..........     1,025,897        690,810      654,003    6,132,606    1,230,784
  Surrenders for benefit
   payments and fees.....       (14,608)       (20,766)    (513,490)    (453,575)     (74,525)
  Net loan activity......       --             --           (19,258)     (27,536)         (37)
  Cost of insurance......       (44,221)       (68,495)    (414,060)  (1,088,790)    (166,648)
                             ----------     ----------   -----------  -----------  ----------
  Net increase in net
   assets resulting from
   unit transactions.....     1,100,420        845,972    2,052,769    8,402,501    1,420,227
                             ----------     ----------   -----------  -----------  ----------
  Net (decrease) increase
   in net assets.........     1,169,727        785,969     (812,464)   9,868,651    1,800,674
NET ASSETS:
  Beginning of period....       258,292        627,060    7,838,885    9,673,899      608,893
                             ----------     ----------   -----------  -----------  ----------
  End of period..........    $1,428,019     $1,413,029   $7,026,421   $19,542,550  $2,409,567
                             ==========     ==========   ===========  ===========  ==========

                             THE GEORGE
                               PUTNAM      GLOBAL ASSET    GLOBAL       GROWTH       HEALTH
                           FUND OF BOSTON   ALLOCATION     GROWTH     AND INCOME    SCIENCES
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  ------------  -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................     $  5,950       $  6,496    $   10,324   $   82,679    $    519
  Capital gains income...          319         18,235       214,984      412,587      --
  Net realized gain
   (loss) on security
   transactions..........           27            273        (8,555)     (19,393)        849
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (9,563)        29,249     2,479,211     (561,127)     23,736
                              --------       --------    ----------   ----------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (3,267)        54,253     2,695,964      (85,254)     25,104
                              --------       --------    ----------   ----------    --------
UNIT TRANSACTIONS:
  Purchases..............       61,898        127,321       927,414    1,931,571      45,376
  Net transfers..........      121,681        154,876     2,582,332    5,598,828     530,101
  Surrenders for benefit
   payments and fees.....       (7,613)       (20,284)     (113,107)    (186,185)    (16,861)
  Net loan activity......      --              --           (42,601)       4,745          (3)
  Cost of insurance......      (13,604)       (21,379)     (139,949)    (391,660)    (19,700)
                              --------       --------    ----------   ----------    --------
  Net increase in net
   assets resulting from
   unit transactions.....      162,362        240,534     3,214,089    6,957,299     538,913
                              --------       --------    ----------   ----------    --------
  Net increase in net
   assets................      159,095        294,787     5,910,053    6,872,045     564,017
NET ASSETS:
  Beginning of period....       99,197        332,273     1,928,832    2,801,854      44,876
                              --------       --------    ----------   ----------    --------
  End of period..........     $258,292       $627,060    $7,838,885   $9,673,899    $608,893
                              ========       ========    ==========   ==========    ========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000


                           HIGH YIELD     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $  466,428   $  183,713
  Capital gains income...      --           --
  Net realized (loss)
   gain on security
   transactions..........     (78,076)      (8,601)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (744,670)      41,960
                           ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (356,318)     217,072
                           ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............     880,843      557,296
  Net transfers..........    (614,647)      27,048
  Surrenders for benefit
   payments and fees.....    (117,296)    (123,802)
  Net loan activity......      (4,059)      (8,151)
  Cost of insurance......    (239,081)    (129,125)
                           ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     (94,240)     323,266
                           ----------   ----------
  Net (decrease) increase
   in net assets.........    (450,558)     540,338
NET ASSETS:
  Beginning of period....   3,729,941    2,374,586
                           ----------   ----------
  End of period..........  $3,279,383   $2,914,924
                           ==========   ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999


                           HIGH YIELD      INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT*
                           -----------  ------------
OPERATIONS:
  Net investment
   income................  $  188,019    $   57,563
  Capital gains income...      --            17,173
  Net realized (loss)
   gain on security
   transactions..........      (4,621)       (1,612)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (56,566)     (103,792)
                           ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     126,832       (30,668)
                           ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............     757,124       368,161
  Net transfers..........   2,282,146     1,315,129
  Surrenders for benefit
   payments and fees.....     (63,031)      (40,709)
  Net loan activity......     (31,040)      --
  Cost of insurance......     (93,855)      (50,346)
                           ----------    ----------
  Net increase in net
   assets resulting from
   unit transactions.....   2,851,344     1,592,235
                           ----------    ----------
  Net increase in net
   assets................   2,978,176     1,561,567
NET ASSETS:
  Beginning of period....     751,765       813,019
                           ----------    ----------
  End of period..........  $3,729,941    $2,374,586
                           ==========    ==========

  * Formerly Putnam U.S. Government and High Quality Bond Sub-Account change effective on April 9, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $   40,512     $   32,920     $      471    $   --       $  127,826
  Capital gains income...      175,715         72,162         44,254        --           --
  Net realized (loss)
   gain on security
   transactions..........       14,975         83,652        151,261        (9,894)      --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (509,350)       (36,072)      (739,401)     (860,748)      --
                            ----------     ----------     ----------    ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (278,148)       152,662       (543,415)     (870,642)     127,826
                            ----------     ----------     ----------    ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      839,431        391,631        290,290     1,185,442      253,801
  Net transfers..........    5,286,877      2,276,251      2,803,314     3,032,061      216,261
  Surrenders for benefit
   payments and fees.....      (28,169)       (25,401)       (31,535)     (101,770)     (51,675)
  Net loan activity......       (7,692)       --                 (56)       --          (24,445)
  Cost of insurance......     (383,097)      (121,523)      (168,167)     (343,816)    (110,264)
                            ----------     ----------     ----------    ----------   ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........    5,707,350      2,520,958      2,893,846     3,771,917      283,678
                            ----------     ----------     ----------    ----------   ----------
  Net (decrease) increase
   in net assets.........    5,429,202      2,673,620      2,350,431     2,901,275      411,504
NET ASSETS:
  Beginning of period....      974,924        455,936        566,150     1,930,991    1,378,369
                            ----------     ----------     ----------    ----------   ----------
  End of period..........   $6,404,126     $3,129,556     $2,916,581    $4,832,266   $1,789,873
                            ==========     ==========     ==========    ==========   ==========

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                       MONEY
                              GROWTH       AND INCOME    OPPORTUNITIES   INVESTORS     MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................    $ --           $ --           $     13     $   --       $   36,485
  Capital gains income...      --             --             --             --           --
  Net realized (loss)
   gain on security
   transactions..........      55,875         14,000        167,282            285       --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     268,792         38,658        191,201        305,881       --
                             --------       --------       --------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     324,667         52,658        358,496        306,166       36,485
                             --------       --------       --------     ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      97,192         52,504         14,025        172,801      185,196
  Net transfers..........     588,502        357,272        209,334      1,432,571    1,058,352
  Surrenders for benefit
   payments and fees.....     (13,235)       (12,129)        (7,540)       (30,687)     (18,664)
  Net loan activity......          (4)        --             --             --           --
  Cost of insurance......     (42,836)       (16,228)       (11,827)       (44,912)     (24,680)
                             --------       --------       --------     ----------   ----------
  Net increase in net
   assets resulting from
   unit transactions.....     629,619        381,419        203,992      1,529,773    1,200,204
                             --------       --------       --------     ----------   ----------
  Net increase in net
   assets................     954,286        434,077        562,488      1,835,939    1,236,689
NET ASSETS:
  Beginning of period....      20,638         21,859          3,662         95,052      141,680
                             --------       --------       --------     ----------   ----------
  End of period..........    $974,924       $455,936       $566,150     $1,930,991   $1,378,369
                             ========       ========       ========     ==========   ==========

  * Formerly Putnam U.S. Government and High Quality Bond Sub-Account change effective on April 9, 1999.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
OPERATIONS:
  Net investment
   income................   $   --        $   13,729
  Capital gains income...       585,307       48,619
  Net realized (loss)
   gain on security
   transactions..........      (121,004)     (26,711)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (3,497,271)     313,529
                            -----------   ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (3,032,968)     349,166
                            -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............     2,344,743      406,282
  Net transfers..........     5,163,633    1,766,569
  Surrenders for benefit
   payments and fees.....      (523,740)     (27,873)
  Net loan activity......       (41,610)         (12)
  Cost of insurance......      (746,749)    (142,401)
                            -----------   ----------
  Net increase in net
   assets resulting from
   unit transactions.....     6,196,277    2,002,565
                            -----------   ----------
  Net increase in net
   assets................     3,163,309    2,351,731
NET ASSETS:
  Beginning of period....     5,776,688      725,529
                            -----------   ----------
  End of period..........   $ 8,939,997   $3,077,260
                            ===========   ==========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                                NEW           NEW
                           OPPORTUNITIES     VALUE
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------
OPERATIONS:
  Net investment
   income................   $   --         $      2
  Capital gains income...        21,300         410
  Net realized (loss)
   gain on security
   transactions..........       (74,118)        (42)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,903,919     (17,299)
                            -----------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,851,101     (16,929)
                            -----------    --------
UNIT TRANSACTIONS:
  Purchases..............     1,084,027      55,882
  Net transfers..........     1,897,800     705,264
  Surrenders for benefit
   payments and fees.....      (129,321)    (10,254)
  Net loan activity......        (5,580)         (3)
  Cost of insurance......      (145,610)    (17,973)
                            -----------    --------
  Net increase in net
   assets resulting from
   unit transactions.....     2,701,316     732,916
                            -----------    --------
  Net increase in net
   assets................     4,552,417     715,987
NET ASSETS:
  Beginning of period....     1,224,271       9,542
                            -----------    --------
  End of period..........   $ 5,776,688    $725,529
                            ===========    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                            OTC & EMERGING    UTILITIES GROWTH
                                GROWTH           AND INCOME        VISTA       VOYAGER
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------------  ----------------  -----------  -----------
OPERATIONS:
  Net investment
   income................     $ --               $   44,777     $   --       $     4,464
  Capital gains income...         12,177             79,045         15,030     1,894,262
  Net realized (loss)
   gain on security
   transactions..........        (52,390)           (15,833)       (76,797)          914
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (1,320,060)           179,284       (295,859)   (5,619,888)
                              ----------         ----------     ----------   -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (1,360,273)           287,273       (357,626)   (3,720,248)
                              ----------         ----------     ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............        484,841            617,331        309,501     3,922,116
  Net transfers..........      2,311,070          1,175,517      2,006,844    11,059,905
  Surrenders for benefit
   payments and fees.....        (92,741)           (67,862)       (97,771)     (760,729)
  Net loan activity......         (6,874)           (41,534)       (10,119)      (88,351)
  Cost of insurance......       (174,194)          (110,206)      (143,457)   (1,321,113)
                              ----------         ----------     ----------   -----------
  Net increase in net
   assets resulting from
   unit transactions.....      2,522,102          1,573,246      2,064,998    12,811,828
                              ----------         ----------     ----------   -----------
  Net increase in net
   assets................      1,161,829          1,860,519      1,707,372     9,091,580
NET ASSETS:
  Beginning of period....        558,443          1,236,382        761,163    11,958,626
                              ----------         ----------     ----------   -----------
  End of period..........     $1,720,272         $3,096,901     $2,468,535   $21,050,206
                              ==========         ==========     ==========   ===========

                                             UTILITIES
                                OTC &         GROWTH
                           EMERGING GROWTH  AND INCOME      VISTA       VOYAGER
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ---------------  -----------  -----------  ------------
OPERATIONS:
  Net investment
   income................     $--           $   17,021    $ --        $     3,744
  Capital gains income...        1,285          17,875      53,041        300,222
  Net realized (loss)
   gain on security
   transactions..........          194          (5,144)        340          3,384
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      201,676         (28,195)    141,175      3,398,379
                              --------      ----------    --------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      203,155           1,557     194,556      3,705,729
                              --------      ----------    --------    -----------
UNIT TRANSACTIONS:
  Purchases..............       35,239         211,762      45,420      1,775,053
  Net transfers..........      314,874         658,887     532,694      4,254,791
  Surrenders for benefit
   payments and fees.....       (8,673)        (34,570)    (11,139)      (237,711)
  Net loan activity......           (9)         --              (4)        (8,610)
  Cost of insurance......      (13,596)        (43,706)     (7,815)      (244,692)
                              --------      ----------    --------    -----------
  Net increase in net
   assets resulting from
   unit transactions.....      327,835         792,373     559,156      5,538,831
                              --------      ----------    --------    -----------
  Net increase in net
   assets................      530,990         793,930     753,712      9,244,560
NET ASSETS:
  Beginning of period....       27,453         442,452       7,451      2,714,066
                              --------      ----------    --------    -----------
  End of period..........     $558,443      $1,236,382    $761,163    $11,958,626
                              ========      ==========    ========    ===========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

 1.  ORGANIZATION:

    Separate Account VL II (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyholders of the Company in various mutual funds (the Funds) as directed by the policyholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the policies, are deducted through termination of units of interest from applicable policyholders' accounts.

_____________________________________ SA-32 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2000 and 1999, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2000          1999
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 1,181,509   $ 1,465,815
   Common Stocks                                           38,064        42,430
   Mortgage Loans                                          34,639        63,784
   Policy Loans                                            80,795        59,429
   Cash and Short-Term Investments                         65,526       267,579
   Other Invested Assets                                    1,150         2,892
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     1,401,683     1,901,929
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       21,605        21,069
   Other Assets                                           126,033        39,576
   Separate Account Assets                             45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Future Benefits             $   643,227   $   591,621
   Policy and Contract Claim Liabilities                   10,733         7,677
   Liability for Premium and Other Deposit Funds        1,565,998     1,969,262
   Asset Valuation Reserve                                  2,743         4,935
   Payable to Affiliates                                   20,917        14,084
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,461,556)   (1,377,927)
   Remittances and Items Not Allocated                    120,810       111,582
   Other Liabilities                                      107,186       118,464
   Separate Account Liabilities                        45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    46,353,385    46,304,740
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock                                             2,500         2,500
   Gross Paid-In and Contributed Surplus                  226,043       226,043
   Unassigned Funds                                       310,720       294,333
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       539,263       522,876
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 -----------------------------------------------------------------------------------------
                                                         2000         1999         1998
 -----------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $  772,847   $  621,789   $  469,343
   Annuity and Other Fund Deposits                     4,201,953    2,991,363    2,051,251
   Net Investment Income                                 107,937      122,322      129,982
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    121,671      379,905      444,241
   Reserve Adjustment on Reinsurance Ceded             1,287,942    1,411,342    3,185,590
   Fee Income                                            827,674      647,565      448,260
   Other Revenues                                          2,782          842        9,930
 -----------------------------------------------------------------------------------------
                                     TOTAL REVENUES    7,322,806    6,175,128    6,738,597
 -----------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             57,001       47,372       43,152
   Disability and Other Benefits                           5,827        6,270        6,352
   Surrenders and Other Fund Withdrawals               3,567,723    1,250,813      739,663
   Commissions                                           490,630      467,338      435,994
   Increase (Decrease) in Aggregate Reserves for
    Future Benefits                                       57,316       12,481      (10,711)
   (Decrease) Increase in Liability for Premium and
    Other Deposit Funds                                 (403,594)     (47,852)     218,642
   General Insurance Expenses                            253,565      192,196      190,979
   Net Transfers to Separate Accounts                  3,218,126    4,160,501    4,956,007
   Other Expenses                                         26,782       35,385       22,091
 -----------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    7,273,376    6,124,504    6,602,169
 -----------------------------------------------------------------------------------------
   Net Gain from Operations Before Federal Income
    Tax Expense (Benefit)                                 49,430       50,624      136,428
   Federal Income Tax Expense (Benefit)                   24,549      (10,231)      35,887
 -----------------------------------------------------------------------------------------
                           NET GAIN FROM OPERATIONS       24,881       60,855      100,541
 -----------------------------------------------------------------------------------------
   Net Realized Capital (Losses) Gains, after tax         (2,922)     (36,428)       2,085
 -----------------------------------------------------------------------------------------
                                         NET INCOME   $   21,959   $   24,427   $  102,626
 -----------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                        2000        1999        1998
 --------------------------------------------------------------------------------------
 COMMON STOCK,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                          $  2,500    $  2,500    $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                           226,043     226,043     226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                          294,333     247,969     143,257

   Net Income                                           21,959      24,427     102,626
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (4,653)      2,258       1,688
   Change in Reserve Valuation Basis                     5,711          --          --
   Change in Asset Valuation Reserve                     2,192      16,847      (8,112)
   Change in Non-Admitted Assets                        (3,646)      6,557      (1,277)
   Credit on Reinsurance Ceded                          (5,176)     (3,725)      9,787
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    310,720     294,333     247,969
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $539,263    $522,876    $476,512
 --------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                           FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------
                                             2000        1999        1998
----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $4,969,266  $3,613,217  $2,520,655
  Net Investment Income                      106,844     122,998     127,425
  Fee Income                                 827,674     647,565     448,260
  Commissions and Expense Allowances on
   Reinsurance Ceded                       1,403,553   1,787,523   3,624,256
  Other Income                                   179      11,800      20,448
                                          ----------  ----------  ----------
    Total Income                           7,307,516   6,183,103   6,741,044
                                          ----------  ----------  ----------
  Benefits Paid                            3,628,860   1,303,801     790,051
  Federal Income Tax Payments
   (Recoveries)                               74,791      (8,815)     25,780
  Net Transfers to Separate Accounts       3,289,217   4,364,914   5,222,144
  Other Expenses                             789,601     669,525     626,240
                                          ----------  ----------  ----------
    Total Benefits and Expenses            7,782,469   6,329,425   6,664,215
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    OPERATING ACTIVITIES    (474,953)   (146,322)     76,829
----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                      731,046     753,358     633,926
  Common Stocks                                  979         939      34,010
  Mortgage Loans                              33,304      53,704      85,275
  Other                                        1,718       1,490      19,990
                                          ----------  ----------  ----------
    Investment Proceeds                      767,047     809,491     773,201
                                          ----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                      454,987     804,947     586,913
  Common Stocks                                  484         464       7,012
  Mortgage Loans                               3,881      57,665      59,702
  Other                                       21,366      14,211      11,847
                                          ----------  ----------  ----------
    Total Investments Acquired               480,718     877,287     665,474
----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    INVESTING ACTIVITIES  $  286,329  $  (67,796) $  107,727
----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash (used) provided             (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
             FINANCING AND MISCELLANEOUS
                              ACTIVITIES     (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                   (202,053)   (202,376)    160,523
  Cash and Short-Term Investments,
   Beginning of Year                         267,579     469,955     309,432
----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   65,526  $  267,579  $  469,955
----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2000
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and accounting principles generally accepted in the United States ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than, as required under GAAP, establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting vs. tax return purposes;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                     2000            1999            1998
                                                                   -----------------------------------------
GAAP Net Income                                                    $ 140,954       $  75,654       $  74,525
Deferral and amortization of policy acquisition costs, net          (218,151)       (272,171)       (331,882)
Change in unearned revenue reserve                                    54,255         (64,915)         23,118
Deferred taxes                                                        27,039          57,833           2,476
Separate account expense allowance                                    71,092         214,388         259,287
Asset impairments and write-downs                                         --         (17,250)         17,250
Benefit reserve adjustment                                           (70,248)         11,491           5,360
Gain on commutation of reinsurance (Note 4)                               --              --          52,026
Prepaid reinsurance premium                                           (3,007)         (3,524)         (4,204)
Statutory voluntary reserve                                               --          (6,286)             --
Other, net                                                            20,025          29,207           4,670
                                                                   -----------------------------------------
                                      STATUTORY NET INCOME         $  21,959       $  24,427       $ 102,626
                                                                   -----------------------------------------

GAAP Stockholder's Equity                                          $ 826,049       $ 676,428       $ 648,097
Deferred policy acquisition costs                                  (2,105,975)     (1,887,824)     (1,615,653)
Unearned revenue reserve                                             150,220          95,965         160,951
Deferred taxes                                                       181,027         122,105          68,936
Separate account expense allowance                                 1,469,122       1,398,030       1,183,642
Asset impairments and write-downs                                         --              --          17,250
Unrealized (gains) losses on investments                             (13,933)         26,292         (24,955)
Benefit reserve adjustment                                            16,574          81,111          69,233
Asset valuation reserve                                               (2,743)         (4,935)        (21,782)
Prepaid reinsurance premium                                          (10,735)         (7,728)         (4,204)
Statutory voluntary reserve                                           (6,286)         (6,286)             --
Other, net                                                            35,943          29,718          (5,003)
                                                                   -----------------------------------------
                             STATUTORY CAPITAL AND SURPLUS         $ 539,263       $ 522,876       $ 476,512
                                                                   -----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2000 (including general and separate account liabilities) is as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     3,205         0.0%
At book value, less current surrender charge of 5% or more               966,665         2.2%
At market value                                                       42,542,387        96.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          43,512,257        98.5%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                            597,207         1.4%
Not subject to discretionary withdrawal:                                  44,577         0.1%
                                                                     -----------------------
                                                TOTAL, GROSS          44,154,041       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $44,154,041       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $2,743, $4,935 as of December 31, 2000 and 1999 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the original life of the bond or mortgage sold. The IMR balance as of December 31, 2000 and 1999 were asset balances of $3,582 and $981, respectively, and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital (losses) gains transferred to the IMR in 2000, 1999 and 1998 were $(3,096), $(1,255) and $852, respectively. The amount of (expense) income amortized from the IMR in 2000, 1999 and 1998 included in the Company's Statements of Operations, was $(495), $178, and $(207), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. The Company's domiciliary state has adopted Codification, and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $5,000 in statutory surplus.

3. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2000           1999           1998
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $ 95,980       $113,646       $123,370
Interest income from policy loans                                     4,923          3,494          3,133
Interest and dividends from other investments                         8,568          6,371          4,482
                                                                   --------------------------------------
Gross investment income                                             109,471        123,511        130,985
Less: investment expenses                                             1,534          1,189          1,003
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $107,937       $122,322       $129,982
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $  2,401       $    561       $ 10,905
Gross unrealized capital losses                                      (3,319)        (6,441)          (833)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                  (918)        (5,880)        10,072
Balance, beginning of year                                           (5,880)        10,072         21,451
                                                                   --------------------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS       $  4,962       $(15,952)      $(11,379)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    509       $  2,508       $  2,204
Gross unrealized capital losses                                      (2,113)           (24)        (1,871)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                (1,604)         2,484            333
Balance, beginning of year                                            2,484            333         (1,283)
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $ (4,088)      $  2,151       $  1,616
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                     2000           1999           1998
Bonds and short-term investments                                   $ (8,128)      $(37,959)      $  1,314
Common stocks                                                           217            104          1,624
Other invested assets                                                    10            172             (1)
                                                                   --------------------------------------
Realized capital (losses) gains                                      (7,901)       (37,683)         2,937
Capital gains tax benefit                                            (1,883)            --             --
                                                                   --------------------------------------
Net realized capital (losses) gains                                  (6,018)       (37,683)         2,937
Less: amounts transferred to the IMR                                 (3,096)        (1,255)           852
                                                                   --------------------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS       $ (2,922)      $(36,428)      $  2,085
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $740,995, $1,367,027 and $1,354,563, gross realized capital gains of $710, $1,106, and $1,705 and gross realized capital losses of $8,838, $39,065, and $391, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $979, $939, and $33,088, gross realized capital gains of $218, $115, and $1,688 and gross realized capital losses of $1, $11, and $64, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  710      $   --        $  --       $   --        $  20        $--      $   20
Other bonds and notes                   750           7            7           --           10          6          30
Short-term investments                  228          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,688           7            7            0           30          6          50
Other investments                        72          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,760      $    7        $   7       $   --        $  30        $ 6      $   50
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,051      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $ 6      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $  --       $   --        $  --        $--      $   --
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2000.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $    (7)   $    6,219
  --Guaranteed and sponsored -- asset backed                          123,714        --          --       123,714
States, municipalities and political subdivisions                         401         6          --           407
International governments                                               7,289       271          --         7,560
Public utilities                                                       17,797        --          --        17,797
All other corporate -- excluding asset-backed                         360,599     2,062      (3,312)      359,349
All other corporate -- asset-backed                                   544,620        --          --       544,620
Short-term investments                                                 38,813        --          --        38,813
Certificates of deposit                                                    --        --          --            --
Parents, subsidiaries and affiliates                                  121,420        --          --       121,420
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,220,817    $2,401     $(3,319)   $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $   (61)   $    4,732
Common stock -- affiliated                                             35,384        --      (2,052)       33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $(2,113)   $   38,064
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    4,768    $    1     $   (37)   $    4,732
  --Guaranteed and sponsored -- asset backed                          170,746        --          --       170,746
States, municipalities and political subdivisions                      10,401        --         (48)       10,353
International governments                                               7,351        94         (15)        7,430
Public utilities                                                       18,413        92         (73)       18,432
All other corporate -- excluding asset-backed                         592,233       374      (6,194)      586,413
All other corporate -- asset-backed                                   539,688        --          --       539,688
Short-term investments                                                228,105        --          --       228,105
Certificates of deposit                                                 5,158        --         (74)        5,084
Parents, subsidiaries and affiliates                                  117,057        --          --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920    $  561     $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,562    $1,105     $   (24)   $    5,643
Common stock -- affiliated                                             35,384     1,403          --        36,787
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,946    $2,508     $   (24)   $   42,430
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2000 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                                              2000
                                                  -----------------------------
                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  301,083         $  300,857
Over one year through five years                     449,486            449,149
Over five years through ten years                    380,551            380,264
Over ten years                                        89,697             89,629
                                                  -----------------------------
                                           TOTAL  $1,220,817         $1,219,899
                                                  -----------------------------

Bonds with a carrying value of $3,504 were on deposit as of December 31, 2000 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

The carrying amount and fair value of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                                2000                 1999
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 1,221    $ 1,220   $ 1,694    $ 1,688
  Common stocks                                               38         38        42         42
  Policy loans                                                81         81        59         59
  Mortgage loans                                              35         35        64         64
  Other invested assets                                        1          1         3          3
LIABILITIES
  Deposit funds and other benefits                       $ 1,642    $ 1,592   $ 2,051    $ 2,017
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly. In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
2000
Aggregate Reserves for Future Benefits                   $  900,216  $    --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $    --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $   986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $    --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $ 1,542  $   (16,238) $   62,828
Surrenders                                               $3,684,103  $    --  $  (116,380) $3,567,723

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1999
Aggregate Reserves for Future Benefits                   $  784,502  $    53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $   203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $ 1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $    --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $ 1,104  $   (12,713) $   53,642
Surrenders                                               $2,541,449  $    --  $(1,290,636) $1,250,813

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1998
Aggregate Reserves for Future Benefits                   $  713,375  $    50  $  (134,285) $  579,140
Policy and Contract Claim Liabilities                    $    5,895  $    85  $      (313) $    5,667
Premium and Annuity Considerations                       $  483,328  $24,954  $   (38,939) $  469,343
Annuity and Other Fund Deposits                          $6,461,470  $    --  $(4,410,219) $2,051,251
Death, Annuity, Disability and Other Benefits            $   64,331  $ 1,574  $   (16,401) $   49,504
Surrenders                                               $1,481,797  $    --  $  (742,134) $  739,663

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. Beginning in 2000, The Hartford and its subsidiaries will file a single consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999 and 1998. Federal income taxes paid (received) by the Company for operations and capital gains (losses) were $74,791, $(8,815), and $25,780 in 2000, 1999 and 1998, respectively. The effective tax (benefit) rate was 51%,
(73)%, and 27% in 2000, 1999 and 1998, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains (losses)) at the U.S. Federal Statutory rate to Federal income tax expense (benefit) (in millions) for the years ended December 31:

                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at U.S. Federal Statutory rate                         $ 16         $  5         $ 48
Tax deferred acquisition costs                                         22           31           25
Statutory to tax reserve differences                                    3           (7)           8
Investments                                                           (15)         (31)         (60)
Other                                                                  (3)          (8)          15
                                                                     ------------------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE         $ 23         $(10)        $ 36
                                                                     ------------------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to pay policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 2000, 1999 or 1998. The amount available for dividend in 2001 is approximately $53,676.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $648, $762 and $1,045 for 2000, 1999 and 1998, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2000, 1999 or 1998.

The assumed rate in the per capita cost of health care (the health care trend rate) was 6.5% for 2000, decreasing ratably to 5.0% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Common Stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $1 million and $1 million for 2000, 1999 and 1998, respectively.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $45.3 billion and $44.9 billion as of December 31, 2000 and 1999, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $622 million, $493 million, and $363 million in 2000, 1999 and 1998, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,212, $523 and $1,043 in 2000, 1999, and 1998, respectively, of which $1,074, $318, and $995 in 2000, 1999 and 1998, respectively were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

11. SUBSEQUENT EVENTS:

On January 25, 2001, The Hartford, through HLI, agreed to acquire the U.S. individual life insurance, annuity and mutual fund businesses of Fortis for $1.12 billion in cash. The Hartford will effect the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The Hartford plans to finance the transaction through the issuance of debt and equity securities.

                                 PART C

                           OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement.(1)

     (d)  Form of Flexible Premium Variable Life Insurance Policy.(2)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(2)

     (f)  Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)

     (g)  Form of Reinsurance Contract.(4)

     (h)  Form of Participation Agreement.(4)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

     (m)  Not Applicable.

     (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Power of Attorney.

     (s)  Organizational Chart.

--------

  (1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89988, on May 1, 1996.
  (2) Incorporated by reference to the Initial Filing of the Registration Statement on Form S-6, File No. 333-67373, on November 17, 1998.
  (3) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.
  (4)  Incorporated by reference to the Post-Effective Amendment No. 1 of the Registration Statement on Form S-6, File No. 333-67373, on April 13, 1999

Item 28.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------- -------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Gary J. Miller                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-------------------------------------------- -------------------------------------------------------------------------
Lowndes A. Smith                             Chairman of the Board and Chief Executive Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

* Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 1.7.

Item 30:  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

     (a) HESCO acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate Account
          Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
          Hartford Life and Annuity Insurance Company - Separate
          Account VL I
          Hartford Life and Annuity Insurance Company - Separate
          Account VL II
          Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

     (b)  Directors and Officers of HESCO

                                                    POSITIONS AND OFFICES
              NAME                                  WITH  UNDERWRITER
              ----                                  -----------------
          David A. Carlson                 Vice President
          Peter W. Cummins                 Senior Vice President
          David T. Foy                     Treasurer
          J. Richard Garrett               Vice President
          George R. Jay                    Controller
          Robert A. Kerzner                Executive Vice President, Director
          Joseph F. Mahoney                Executive Vice President
          Thomas M. Marra                  President, Director
          Christine Hayer Repasy           Senior Vice President, General Counsel and
                                           Corporate Secretary, Director
          Lowndes A. Smith                 Chief Executive Officer
          John C. Walters                  Executive Vice President

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT
          06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 11 day of April, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY - SEPARATE ACCOUNT VL II
 (Registrant)

*By:  David T. Foy                             *By:  /s/ Marianne O'Doherty
     --------------------------------------         -------------------------
      David T. Foy, Senior Vice President            Marianne O'Doherty
                                                     Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

*By:  David T. Foy
     -------------------------------------
      David T. Foy, Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,    By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,        ------------------------
     Director*                                        Marianne O'Doherty
Lowndes A. Smith, Chairman of the Board &             Attorney-in-Fact
     Chief Executive Officer, Director*
John C. Walters, Executive Vice President,      Date: April 11, 2001
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

333-67373

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2     Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

1.3     Consent of Arthur Andersen LLP, Independent Public Accountants.

1.4     Power of Attorney.

1.5     Organizational Chart.